UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2026

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

Knights of Columbus Limited Duration Fund

I Shares - KCLIX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about I Shares of the Knights of Columbus Limited Duration Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kocaa.com/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Limited Duration Fund, I Shares	$25	0.50%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$247,420,068	240	$423,337	49%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Health Care	0.8%
Communication Services	1.0%
Consumer Discretionary	1.6%
U.S. Government Agency Mortgage-Backed Obligations	1.9%
Consumer Staples	3.1%
Energy	3.6%
Real Estate	3.8%
Materials	4.2%
Utilities	5.2%
Mortgage-Backed Securities	5.6%
Information Technology	6.0%
Industrials	6.8%
Financials	15.6%
U.S. Treasury Obligations	15.9%
Asset-Backed Securities	24.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	3.875%	12/31/27	4.2%
U.S. Treasury Notes	3.875%	06/15/28	3.3%
U.S. Treasury Notes	4.375%	11/30/28	3.2%
U.S. Treasury Notes	3.875%	03/31/27	2.6%
U.S. Treasury Notes	1.500%	01/31/27	1.3%
U.S. Treasury Notes	3.375%	02/29/28	1.2%
Kyndryl Holdings	2.700%	10/15/28	0.9%
Icon Investments Six DAC	5.849%	05/08/29	0.8%
FHLMC, Ser 2020-5036, Cl AB	2.000%	05/25/41	0.8%
Store Capital	4.500%	03/15/28	0.8%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kocaa.com/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KCLIX-SAR-2026

The Advisors' Inner Circle Fund III

Knights of Columbus Limited Duration Fund

Class S Shares - KCLSX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Class S Shares of the Knights of Columbus Limited Duration Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kocaa.com/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Limited Duration Fund, Class S Shares	$30	0.60%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$247,420,068	240	$423,337	49%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Health Care	0.8%
Communication Services	1.0%
Consumer Discretionary	1.6%
U.S. Government Agency Mortgage-Backed Obligations	1.9%
Consumer Staples	3.1%
Energy	3.6%
Real Estate	3.8%
Materials	4.2%
Utilities	5.2%
Mortgage-Backed Securities	5.6%
Information Technology	6.0%
Industrials	6.8%
Financials	15.6%
U.S. Treasury Obligations	15.9%
Asset-Backed Securities	24.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	3.875%	12/31/27	4.2%
U.S. Treasury Notes	3.875%	06/15/28	3.3%
U.S. Treasury Notes	4.375%	11/30/28	3.2%
U.S. Treasury Notes	3.875%	03/31/27	2.6%
U.S. Treasury Notes	1.500%	01/31/27	1.3%
U.S. Treasury Notes	3.375%	02/29/28	1.2%
Kyndryl Holdings	2.700%	10/15/28	0.9%
Icon Investments Six DAC	5.849%	05/08/29	0.8%
FHLMC, Ser 2020-5036, Cl AB	2.000%	05/25/41	0.8%
Store Capital	4.500%	03/15/28	0.8%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kocaa.com/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KCLSX-SAR-2026

The Advisors' Inner Circle Fund III

Knights of Columbus Core Bond Fund

I Shares - KCCIX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about I Shares of the Knights of Columbus Core Bond Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kocaa.com/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Core Bond Fund, I Shares	$25	0.50%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$383,519,115	342	$640,648	15%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Consumer Discretionary	0.4%
Consumer Staples	0.7%
Communication Services	0.8%
Information Technology	1.1%
Materials	2.2%
Energy	2.5%
Real Estate	2.7%
Industrials	2.8%
Municipal Bonds	4.2%
Utilities	4.3%
Mortgage-Backed Securities	8.6%
Financials	9.9%
Asset-Backed Securities	12.5%
U.S. Government Agency Mortgage-Backed Obligations	21.3%
U.S. Treasury Obligations	23.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	3.875%	12/31/27	3.9%
U.S. Treasury Notes	2.750%	05/31/29	2.7%
U.S. Treasury Bonds	1.250%	05/15/50	1.9%
U.S. Treasury Bonds	3.000%	05/15/45	1.8%
U.S. Treasury Notes	1.375%	11/15/31	1.7%
U.S. Treasury Notes	2.625%	07/31/29	1.4%
U.S. Treasury Notes	3.875%	09/30/29	1.3%
U.S. Treasury Bonds	3.750%	08/15/41	1.3%
U.S. Treasury Notes	4.125%	11/15/32	1.2%
U.S. Treasury Bonds	1.875%	11/15/51	1.2%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kocaa.com/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KCCIX-SAR-2026

The Advisors' Inner Circle Fund III

Knights of Columbus Core Bond Fund

Class S Shares - KCCSX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Class S Shares of the Knights of Columbus Core Bond Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kocaa.com/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Core Bond Fund, Class S Shares	$30	0.60%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$383,519,115	342	$640,648	15%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Consumer Discretionary	0.4%
Consumer Staples	0.7%
Communication Services	0.8%
Information Technology	1.1%
Materials	2.2%
Energy	2.5%
Real Estate	2.7%
Industrials	2.8%
Municipal Bonds	4.2%
Utilities	4.3%
Mortgage-Backed Securities	8.6%
Financials	9.9%
Asset-Backed Securities	12.5%
U.S. Government Agency Mortgage-Backed Obligations	21.3%
U.S. Treasury Obligations	23.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	3.875%	12/31/27	3.9%
U.S. Treasury Notes	2.750%	05/31/29	2.7%
U.S. Treasury Bonds	1.250%	05/15/50	1.9%
U.S. Treasury Bonds	3.000%	05/15/45	1.8%
U.S. Treasury Notes	1.375%	11/15/31	1.7%
U.S. Treasury Notes	2.625%	07/31/29	1.4%
U.S. Treasury Notes	3.875%	09/30/29	1.3%
U.S. Treasury Bonds	3.750%	08/15/41	1.3%
U.S. Treasury Notes	4.125%	11/15/32	1.2%
U.S. Treasury Bonds	1.875%	11/15/51	1.2%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kocaa.com/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KCCSX-SAR-2026

The Advisors' Inner Circle Fund III

Knights of Columbus Long/Short Equity Fund

I Shares - KCEIX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about I Shares of the Knights of Columbus Long/Short Equity Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kocaa.com/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Long/Short Equity Fund, I Shares	$94	1.84%Footnote Reference*
Footnote	Description
Footnote*	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.39%.

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$220,515,476	90	$1,252,594	31%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Industrials	-5.3%
Exchange-Traded Funds	-5.3%
Real Estate	-1.0%
Rights	0.0%
Utilities	0.6%
Materials	2.7%
Consumer Staples	3.1%
Communication Services	4.0%
Consumer Discretionary	4.8%
Energy	5.5%
Financials	7.0%
Information Technology	8.9%
Health Care	12.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
PGIM AAA CLO ETF	3.9%
Janus Henderson AAA CLO ETF	3.9%
Flex	2.8%
CF Industries Holdings	2.5%
Halliburton	2.3%
United Therapeutics	2.2%
Airbnb, Cl A	2.1%
Royalty Pharma PLC, Cl A	2.1%
Zoom Communications, Cl A	2.0%
Expedia Group	2.0%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kocaa.com/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KCEIX-SAR-2026

The Advisors' Inner Circle Fund III

Knights of Columbus Large Cap Value Fund

I Shares - KCVIX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about I Shares of the Knights of Columbus Large Cap Value Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kocaa.com/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Large Cap Value Fund, I Shares	$39	0.73%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$352,245,073	77	$952,790	35%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	3.7%
Real Estate	4.1%
Communication Services	5.0%
Health Care	5.6%
Consumer Discretionary	5.7%
Utilities	6.8%
Industrials	7.6%
Consumer Staples	8.2%
Information Technology	11.6%
Energy	14.1%
Financials	25.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Exxon Mobil	4.6%
Bank of America	3.7%
Chevron	3.0%
Citigroup	2.9%
Goldman Sachs Group	2.3%
Steel Dynamics	2.0%
Texas Instruments	2.0%
AT&T	1.9%
FedEx	1.9%
Morgan Stanley	1.8%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kocaa.com/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KCVIX-SAR-2026

The Advisors' Inner Circle Fund III

Knights of Columbus Large Cap Value Fund

Class S Shares - KCVSX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Class S Shares of the Knights of Columbus Large Cap Value Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kocaa.com/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Large Cap Value Fund, Class S Shares	$44	0.83%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$352,245,073	77	$952,790	35%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Materials	3.7%
Real Estate	4.1%
Communication Services	5.0%
Health Care	5.6%
Consumer Discretionary	5.7%
Utilities	6.8%
Industrials	7.6%
Consumer Staples	8.2%
Information Technology	11.6%
Energy	14.1%
Financials	25.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Exxon Mobil	4.6%
Bank of America	3.7%
Chevron	3.0%
Citigroup	2.9%
Goldman Sachs Group	2.3%
Steel Dynamics	2.0%
Texas Instruments	2.0%
AT&T	1.9%
FedEx	1.9%
Morgan Stanley	1.8%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kocaa.com/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KCVSX-SAR-2026

The Advisors' Inner Circle Fund III

Knights of Columbus Large Cap Growth Fund

I Shares - KCGIX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about I Shares of the Knights of Columbus Large Cap Growth Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kocaa.com/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Large Cap Growth Fund, I Shares	$37	0.73%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$332,331,391	76	$854,860	20%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Energy	0.8%
Utilities	0.9%
Materials	1.2%
Real Estate	2.1%
Health Care	2.1%
Consumer Staples	3.8%
Consumer Discretionary	6.7%
Industrials	9.7%
Financials	10.0%
Communication Services	14.1%
Information Technology	46.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	10.8%
Apple	9.6%
Microsoft	7.0%
Alphabet, Cl A	5.4%
Broadcom	4.9%
Alphabet, Cl C	4.3%
Meta Platforms, Cl A	3.3%
Tesla	2.6%
JPMorgan Chase	2.1%
Visa, Cl A	1.8%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kocaa.com/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KCGIX-SAR-2026

The Advisors' Inner Circle Fund III

Knights of Columbus Large Cap Growth Fund

Class S Shares - KCGSX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Class S Shares of the Knights of Columbus Large Cap Growth Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kocaa.com/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Large Cap Growth Fund, Class S Shares	$42	0.83%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$332,331,391	76	$854,860	20%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Energy	0.8%
Utilities	0.9%
Materials	1.2%
Real Estate	2.1%
Health Care	2.1%
Consumer Staples	3.8%
Consumer Discretionary	6.7%
Industrials	9.7%
Financials	10.0%
Communication Services	14.1%
Information Technology	46.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	10.8%
Apple	9.6%
Microsoft	7.0%
Alphabet, Cl A	5.4%
Broadcom	4.9%
Alphabet, Cl C	4.3%
Meta Platforms, Cl A	3.3%
Tesla	2.6%
JPMorgan Chase	2.1%
Visa, Cl A	1.8%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kocaa.com/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KCGSX-SAR-2026

The Advisors' Inner Circle Fund III

Knights of Columbus Small Cap Fund

I Shares - KCSIX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about I Shares of the Knights of Columbus Small Cap Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kocaa.com/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Small Cap Fund, I Shares	$47	0.87%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$193,755,035	100	$637,375	33%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Communication Services	1.2%
Utilities	2.2%
Consumer Staples	2.8%
Materials	3.5%
Energy	6.3%
Real Estate	7.1%
Consumer Discretionary	11.8%
Information Technology	12.2%
Health Care	15.2%
Industrials	15.6%
Financials	18.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Axsome Therapeutics	1.9%
Semtech	1.8%
Garrett Motion	1.7%
Granite Construction	1.7%
Liberty Energy, Cl A	1.6%
Phinia	1.6%
Valley National Bancorp	1.6%
United Natural Foods	1.6%
FirstCash Holdings	1.5%
American Healthcare REIT	1.5%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kocaa.com/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KCSIX-SAR-2026

The Advisors' Inner Circle Fund III

Knights of Columbus Small Cap Fund

Class S Shares - KCSSX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Class S Shares of the Knights of Columbus Small Cap Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kocaa.com/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Small Cap Fund, Class S Shares	$53	0.97%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$193,755,035	100	$637,375	33%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Communication Services	1.2%
Utilities	2.2%
Consumer Staples	2.8%
Materials	3.5%
Energy	6.3%
Real Estate	7.1%
Consumer Discretionary	11.8%
Information Technology	12.2%
Health Care	15.2%
Industrials	15.6%
Financials	18.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Axsome Therapeutics	1.9%
Semtech	1.8%
Garrett Motion	1.7%
Granite Construction	1.7%
Liberty Energy, Cl A	1.6%
Phinia	1.6%
Valley National Bancorp	1.6%
United Natural Foods	1.6%
FirstCash Holdings	1.5%
American Healthcare REIT	1.5%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kocaa.com/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KCSSX-SAR-2026

The Advisors' Inner Circle Fund III

Knights of Columbus U.S. All Cap Index Fund

I Shares - KCXIX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about I Shares of the Knights of Columbus U.S. All Cap Index Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kocaa.com/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus U.S. All Cap Index Fund, I Shares	$13	0.25%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$344,221,044	2,797	$139,041	4%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Total Return Swaps	0.2%
Real Estate	2.4%
Materials	2.4%
Utilities	2.6%
Health Care	3.3%
Energy	4.1%
Consumer Staples	4.6%
Consumer Discretionary	6.8%
Industrials	9.7%
Communication Services	11.4%
Financials	13.2%
Information Technology	36.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA	7.5%
Apple	6.3%
Microsoft	4.9%
Alphabet, Cl A	3.6%
Broadcom	3.1%
Alphabet, Cl C	2.9%
Meta Platforms, Cl A	2.2%
Tesla	1.8%
JPMorgan Chase	1.3%
Exxon Mobil	1.0%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kocaa.com/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KCXIX-SAR-2026

The Advisors' Inner Circle Fund III

Knights of Columbus Real Estate Fund

I Shares - KCRIX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about I Shares of the Knights of Columbus Real Estate Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kocaa.com/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus Real Estate Fund, I Shares	$53	1.00%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$161,283,836	52	$613,919	14%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Real Estate	99.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Welltower	11.0%
Prologis	9.9%
Equinix	7.8%
American Tower	5.6%
Digital Realty Trust	4.9%
Simon Property Group	4.9%
Realty Income,	4.6%
Public Storage	3.5%
Crown Castle	2.7%
Iron Mountain	2.5%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kocaa.com/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KCRIX-SAR-2026

The Advisors' Inner Circle Fund III

Knights of Columbus International Equity Fund

I Shares - KCIIX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about I Shares of the Knights of Columbus International Equity Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kocaa.com/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus International Equity Fund, I Shares	$58	1.09%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$281,747,735	92	$1,164,200	29%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	17.3%
Exchange-Traded Fund	0.6%
Germany	3.1%
Spain	3.9%
Switzerland	4.0%
India	4.2%
France	6.5%
Netherlands	6.6%
United Kingdom	6.9%
Canada	7.2%
South Korea	7.5%
Taiwan	8.2%
Japan	10.0%
China	10.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	5.8%
Samsung Electronics	2.9%
ASML Holding	2.4%
Royal Bank of Canada	2.2%
Mitsubishi UFJ Financial Group	1.9%
SK Hynix	1.9%
Shell PLC	1.8%
BHP Group	1.7%
Engie	1.7%
UBS Group	1.7%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kocaa.com/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KCIIX-SAR-2026

The Advisors' Inner Circle Fund III

Knights of Columbus International Equity Fund

Class S Shares - KCISX

Semi-Annual Shareholder Report: April 30, 2026

This semi-annual shareholder report contains important information about Class S Shares of the Knights of Columbus International Equity Fund (the "Fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://www.kocaa.com/resources/forms/#tab-1-application--account-forms. You can also request this information by contacting us at 1-844-KC-FUNDS (1-844-523-8637).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Knights of Columbus International Equity Fund, Class S Shares	$64	1.20%

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$281,747,735	92	$1,164,200	29%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	17.3%
Exchange-Traded Fund	0.6%
Germany	3.1%
Spain	3.9%
Switzerland	4.0%
India	4.2%
France	6.5%
Netherlands	6.6%
United Kingdom	6.9%
Canada	7.2%
South Korea	7.5%
Taiwan	8.2%
Japan	10.0%
China	10.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	5.8%
Samsung Electronics	2.9%
ASML Holding	2.4%
Royal Bank of Canada	2.2%
Mitsubishi UFJ Financial Group	1.9%
SK Hynix	1.9%
Shell PLC	1.8%
BHP Group	1.7%
Engie	1.7%
UBS Group	1.7%

Material Fund Changes

There were no material changes during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-KC-FUNDS (1-844-523-8637)

  https://www.kocaa.com/resources/forms/#tab-1-application--account-forms

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-KC-FUNDS (1-844-523-8637) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

KCISX-SAR-2026

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Knights of Columbus Asset Advisors®

Knights of Columbus Limited Duration Fund

Knights of Columbus Core Bond Fund

Knights of Columbus Long/Short Equity Fund

Knights of Columbus Large Cap Value Fund

Knights of Columbus Large Cap Growth Fund

Knights of Columbus Small Cap Fund

Knights of Columbus U.S. All Cap Index Fund

Knights of Columbus Real Estate Fund

Knights of Columbus International Equity Fund

Semi-Annual Financials and Other Information

April 30, 2026

The Advisors' Inner Circle Fund III

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2026

TABLE OF CONTENTS

Financial Statements (N-CSRS Item 7)
Schedules of Investments	1
Glossary	58
Statements of Assets and Liabilities	59
Statements of Operations	61
Statements of Changes in Net Assets	63
Financial Highlights	72
Notes to Financial Statements	74
Other Information (Form N-CSRS Items 8-11)	93

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 51.7%

	Face Amount	Value
COMMUNICATION SERVICES — 1.0%
NTT Finance
4.620%, 07/16/28(A)	$1,315,000	$1,320,071
Paramount Global
3.700%, 06/01/28	1,330,000	1,288,047
		2,608,118
CONSUMER DISCRETIONARY — 1.6%
General Motors Financial
4.200%, 10/27/28	1,265,000	1,254,675
Lowe's
4.000%, 10/15/28	1,265,000	1,255,293
Toll Brothers Finance
4.350%, 02/15/28	1,320,000	1,314,978
		3,824,946
CONSUMER STAPLES — 3.1%
7-Eleven
1.300%, 02/10/28(A)	1,320,000	1,249,174
Conagra Brands
4.850%, 11/01/28	1,260,000	1,262,391
JBS
3.000%, 02/02/29	1,310,000	1,258,152
Kellanova
4.300%, 05/15/28	1,255,000	1,256,102
McCormick
4.150%, 02/15/29	1,325,000	1,313,350
The Campbell's
4.150%, 03/15/28	1,265,000	1,251,871
		7,591,040
ENERGY — 3.6%
BP Capital Markets America
4.868%, 11/25/29	1,280,000	1,300,782
Enbridge
4.600%, 06/20/28	1,260,000	1,263,677
Energy Transfer
6.625%, TSFR3M + 4.417%(B) (C)	1,230,000	1,240,836
Helmerich & Payne
4.850%, 12/01/29	1,300,000	1,298,923
Hess Midstream Operations
5.500%, 10/15/30(A)	20,000	20,009
5.125%, 06/15/28(A)	1,270,000	1,264,141
MPLX
4.800%, 02/15/29	1,275,000	1,284,371
Schlumberger Holdings
5.000%, 11/15/29(A)	1,275,000	1,300,148
		8,972,887
FINANCIALS — 15.6%
Ally Financial
2.200%, 11/02/28	1,335,000	1,260,175
American Express
4.351%, SOFR + 0.810%, 07/20/29(B)	1,270,000	1,267,577

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Antares Holdings
7.950%, 08/11/28(A)	$1,170,000	$1,215,573
Ares Capital
2.875%, 06/15/28	1,335,000	1,274,183
Arthur J Gallagher
4.850%, 12/15/29	1,290,000	1,302,153
Aviation Capital Group
4.250%, 04/30/29(A)	1,245,000	1,227,386
Bank of America
5.819%, SOFR + 1.570%, 09/15/29(B)	1,245,000	1,281,046
Bank of Nova Scotia
4.247%, SOFR + 0.730%, 02/02/30(B)	1,255,000	1,244,627
Blackstone Private Credit Fund
5.950%, 07/16/29	1,300,000	1,300,801
Blue Owl Capital
2.875%, 06/11/28	1,330,000	1,247,638
Brown & Brown
4.700%, 06/23/28	1,261,000	1,264,776
Canadian Imperial Bank of Commerce
4.857%, SOFR + 1.030%, 03/30/29(B)	945,000	951,819
4.283%, SOFRINDX + 0.790%, 01/29/30(B)	250,000	248,173
Capital One Financial
4.927%, SOFR + 2.057%, 05/10/28(B)	1,255,000	1,260,490
Citigroup
4.125%, 07/25/28	1,280,000	1,270,081
FS KKR Capital
3.125%, 10/12/28	1,375,000	1,288,127
Goldman Sachs Private Credit
5.375%, 01/31/29(A)	1,260,000	1,243,397
Golub Capital BDC
7.050%, 12/05/28	1,205,000	1,239,481
HPS Corporate Lending Fund
5.450%, 01/14/28	1,265,000	1,261,371
HSBC USA
4.650%, 06/03/28	1,255,000	1,263,278
JPMorgan Chase
4.505%, SOFR + 0.860%, 10/22/28(B)	940,000	941,081
Main Street Capital
6.950%, 03/01/29	1,235,000	1,272,924
Morgan Stanley
5.123%, SOFR + 1.730%, 02/01/29(B)	1,300,000	1,313,329
New Mountain Finance
6.200%, 10/15/27	1,305,000	1,307,100
Oaktree Specialty Lending
2.700%, 01/15/27	1,010,000	989,640
PNC Bank
4.429%, SOFR + 0.727%, 07/21/28(B)	1,065,000	1,065,512

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
APRIL 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Royal Bank of Canada MTN
4.498%, SOFR + 0.890%, 08/06/29(B)	$1,305,000	$1,306,082
Santander Holdings USA
5.473%, SOFR + 1.610%, 03/20/29(B)	1,300,000	1,318,939
Sixth Street Specialty Lending
6.950%, 08/14/28	1,300,000	1,341,847
Synchrony Financial
5.150%, 03/19/29	1,245,000	1,248,064
Truist Bank
4.136%, SOFR + 0.911%, 10/23/29(B)	1,320,000	1,308,545
Wells Fargo MTN
4.900%, SOFR + 0.780%, 01/24/28(B)	1,325,000	1,329,706
		38,654,921
HEALTH CARE — 0.8%
Icon Investments Six DAC
5.849%, 05/08/29	1,930,000	1,966,670

INDUSTRIALS — 6.8%
Daimler Truck Finance North America
4.150%, 01/12/29(A)	1,279,000	1,262,710
Delta Air Lines
4.950%, 07/10/28	1,255,000	1,262,486
Georgia-Pacific
4.400%, 05/15/29(A)	1,260,000	1,258,009
Howmet Aerospace
6.750%, 01/15/28	1,215,000	1,262,843
Ingersoll Rand
5.176%, 06/15/29	1,275,000	1,303,675
nVent Finance Sarl
4.550%, 04/15/28	1,315,000	1,307,689
Owens Corning
3.950%, 08/15/29	1,310,000	1,287,938
Regal Rexnord
6.050%, 04/15/28	1,255,000	1,286,473
Siemens Funding BV
4.350%, 05/26/28(A)	1,510,000	1,516,611
Southwest Airlines
4.375%, 11/15/28	1,320,000	1,310,355
United Airlines
4.625%, 04/15/29(A)	1,255,000	1,238,842
Vertiv Group
4.125%, 11/15/28(A)	1,285,000	1,269,527
Westinghouse Air Brake Technologies
4.700%, 09/15/28	1,315,000	1,319,114
		16,886,272
INFORMATION TECHNOLOGY — 6.0%
Dell International
5.300%, 10/01/29	1,255,000	1,282,277

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INFORMATION TECHNOLOGY — continued
4.750%, 04/01/28	$1,250,000	$1,257,416
Hewlett Packard Enterprise
4.550%, 10/15/29	1,300,000	1,295,376
Jabil
4.200%, 02/01/29	1,280,000	1,264,438
Kyndryl Holdings
2.700%, 10/15/28	2,240,000	2,105,702
Microchip Technology
4.900%, 03/15/28	1,300,000	1,307,484
NXP BV
4.300%, 08/19/28	1,320,000	1,316,304
Oracle
2.300%, 03/25/28	1,325,000	1,264,828
Roper Technologies
4.250%, 09/15/28	1,320,000	1,310,294
Salesforce
4.650%, 03/15/29	1,255,000	1,257,444
Vontier
2.400%, 04/01/28	1,340,000	1,285,124
		14,946,687
MATERIALS — 4.2%
Amrize Finance US
4.700%, 04/07/28	1,230,000	1,234,742
Berry Global
5.500%, 04/15/28	1,240,000	1,262,635
Glencore Funding
5.371%, 04/04/29(A)	1,260,000	1,285,168
Mosaic
4.350%, 01/15/29	1,320,000	1,312,317
Nutrien
4.200%, 04/01/29	1,305,000	1,296,201
RPM International
4.550%, 03/01/29	1,285,000	1,288,149
Sonoco Products
4.600%, 09/01/29	1,290,000	1,287,731
WRKCo
3.900%, 06/01/28	1,320,000	1,305,732
		10,272,675
REAL ESTATE — 3.8%
Agree
2.000%, 06/15/28	1,330,000	1,263,547
American Tower
5.250%, 07/15/28	1,240,000	1,259,502
Crown Castle
4.800%, 09/01/28	1,240,000	1,246,130
Extra Space Storage
5.700%, 04/01/28	1,225,000	1,249,932
Highwoods Realty
4.125%, 03/15/28	1,275,000	1,256,884
Invitation Homes Operating Partnership
2.300%, 11/15/28	1,340,000	1,266,914

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
APRIL 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE — continued
Store Capital
4.500%, 03/15/28	$1,900,000	$1,890,980
		9,433,889
UTILITIES — 5.2%
Alliant Energy Finance
5.950%, 03/30/29(A)	1,240,000	1,281,805
Dominion Energy
4.600%, 05/15/28	980,000	983,253
Emera US Finance
4.500%, 04/01/29	1,255,000	1,251,816
Evergy Kansas Central
4.700%, 03/13/28	1,245,000	1,249,726
Eversource Energy
5.450%, 03/01/28	1,225,000	1,243,302
Georgia Power
2.650%, 09/15/29	1,375,000	1,302,263
National Fuel Gas
4.750%, 09/01/28	1,330,000	1,327,163
NextEra Energy Capital Holdings
2.750%, 11/01/29	1,395,000	1,321,446
Toledo Edison
2.650%, 05/01/28(A)	386,000	370,217
Vistra Operations
4.300%, 10/15/28(A)	1,320,000	1,304,661
Wisconsin Electric Power
3.950%, 03/01/29	1,190,000	1,179,172
		12,814,824
Total Corporate Obligations
(Cost $128,474,605)		127,972,929

ASSET-BACKED SECURITIES — 24.1%

Automotive — 5.9%
Ally Auto Receivables Trust, Ser 2026-1, Cl A4
4.020%, 06/15/31	625,000	617,186
American Heritage Auto Receivables Issuer Trust, Ser 2025-1A, Cl A3
4.400%, 11/15/30 (A)	560,000	558,851
Avis Budget Rental Car Funding AESOP, Ser 2023-5A, Cl B
6.120%, 04/20/28 (A)	350,000	354,265
BOF VII AL Funding Trust I, Ser 2023-CAR3, Cl A2
6.291%, 07/26/32 (A)	277,619	281,616
Carmax Auto Owner Trust, Ser 2025-1, Cl B
5.110%, 09/16/30	490,000	494,184
Drive Auto Receivables Trust, Ser 2025-1, Cl B
4.790%, 09/15/32	1,030,000	1,035,628
Drive Auto Receivables Trust, Ser 2025-2, Cl B
4.140%, 09/15/32	570,000	567,791

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Automotive — continued
Enterprise Fleet Financing, Ser 2025-3, Cl A3
4.460%, 09/20/29 (A)	$1,050,000	$1,052,882
Exeter Select Automobile Receivables Trust, Ser 2025-1, Cl A3
4.690%, 04/15/30	440,000	441,914
Ford Credit Auto Owner Trust, Ser 2023-B, Cl B
5.560%, 03/15/29	1,050,000	1,061,428
Ford Credit Auto Owner Trust, Ser 2025-A, Cl B
4.890%, 02/15/31	750,000	756,360
Ford Credit Auto Owner Trust, Ser 2025-B, Cl B
4.240%, 07/15/31	1,140,000	1,129,071
Ford Credit Auto Owner Trust, Ser 2026-A, Cl B
4.340%, 04/15/32	635,000	630,428
GM Financial Consumer Automobile Receivables Trust, Ser 2025-1, Cl B
5.000%, 08/16/30	490,000	494,551
GM Financial Consumer Automobile Receivables Trust, Ser 2026-1, Cl B
4.140%, 06/16/32	625,000	617,613
Hertz Vehicle Financing, Ser 2022-5A, Cl B
4.280%, 09/25/28 (A)	375,000	369,597
OCCU Auto Receivables Trust, Ser 2025-1A, Cl A4
4.790%, 01/15/31 (A)	550,000	553,321
Santander Drive Auto Receivables Trust, Ser 2024-4, Cl B
4.930%, 09/17/29	915,000	919,637
Santander Drive Auto Receivables Trust, Ser 2025-1, Cl B
4.880%, 03/17/31	490,000	492,498
Santander Drive Auto Receivables Trust, Ser 2025-2, Cl B
4.870%, 05/15/31	535,000	538,236
Santander Drive Auto Receivables Trust, Ser 2025-3, Cl B
4.490%, 09/15/31	1,050,000	1,051,895
Santander Drive Auto Receivables Trust, Ser 2025-4, Cl B
4.270%, 01/15/32	600,000	597,793
		14,616,745
Other ABS — 18.2%
ABPCI Direct Lending Fund CLO VI, Ser 2025-6A, Cl BRR
5.367%, TSFR3M + 1.700%, 01/27/37 (A)(B)	550,000	543,853

The accompanying notes are an integral part of the financial statements

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
APRIL 30, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Other ABS — continued
Affirm Asset Securitization Trust, Ser 2024-B, Cl A
4.620%, 09/15/29 (A)	$1,050,000	$1,051,854
Affirm Asset Securitization Trust, Ser 2025-X1, Cl B
5.190%, 04/15/30 (A)	500,000	500,619
Affirm Master Trust, Ser 2025-1A, Cl B
5.130%, 02/15/33 (A)	940,000	944,577
Antares CLO, Ser 2024-3A, Cl A1R
5.265%, TSFR3M + 1.590%, 07/20/36 (A)(B)	950,000	949,801
Audax Senior Debt CLO XII, Ser 2025-12A, Cl B
5.414%, TSFR3M + 1.750%, 04/22/37 (A)(B)	750,000	738,025
Avant Loans Funding Trust, Ser 2025-REV1, Cl A
5.120%, 05/15/34 (A)	550,000	551,049
Barings Equipment Finance, Ser 2025-B, Cl A2
4.020%, 02/13/29 (A)	570,000	569,923
Barings Private Credit CLO, Ser 2024-1A, Cl A1BR
5.573%, TSFR3M + 1.900%, 10/15/36 (A)(B)	995,000	994,972
Blue Owl Asset Leasing Trust, Ser 2024-1A, Cl B
5.410%, 03/15/30 (A)	540,000	543,941
California Street CLO IX, Ser 2021-9A, Cl AR3
5.041%, TSFR3M + 1.362%, 07/16/32 (A)(B)	185,230	185,270
Cerberus Loan Funding XLVII, Ser 2024-3A, Cl A
5.423%, TSFR3M + 1.750%, 07/15/36 (A)(B)	785,000	786,149
Crossroads Asset Trust, Ser 2025- A, Cl A2
4.910%, 02/20/32 (A)	426,557	428,496
Dell Equipment Finance Trus, Ser 2026-1A, Cl B
4.650%, 12/22/31 (A)	625,000	623,822
Dell Equipment Finance Trust, Ser 2025-2, Cl A3
4.120%, 03/24/31 (A)	570,000	568,832
DLLMT, Ser 2023-1A, Cl A4
5.350%, 03/20/31 (A)	680,000	684,447
DLLMT, Ser 2026-1A, Cl A3
4.200%, 12/20/29 (A)	630,000	628,388
GBX Leasing, Ser 2022-1, Cl A
2.870%, 02/20/52 (A)	840,208	796,479

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Other ABS — continued
Goldentree Loan Management US CLO XII, Ser 2024-12A, Cl AJR
5.205%, TSFR3M + 1.530%, 07/20/37 (A)(B)	$1,175,000	$1,171,592
Gracie Point International Funding, Ser 2025-1A, Cl A
5.154%, SOFR30A + 1.500%, 08/15/28 (A)(B)	1,000,000	1,000,983
Granite Edvance, Ser 2020-1, Cl A1A
1.550%, 09/25/60	830,143	758,423
HalseyPoint CLO III, Ser 2024- 3A, Cl A1R
5.143%, TSFR3M + 1.480%, 07/30/37 (A)(B)	950,000	951,274
Hilton Grand Vacations Trust, Ser 2025-2A, Cl A
4.540%, 05/25/44 (A)	384,019	382,830
Hlend CLO, Ser 2025-3A, Cl B
5.375%, TSFR3M + 1.700%, 01/20/37 (A)(B)	750,000	748,080
HPEFS Equipment Trust, Ser 2025-1A, Cl B
4.510%, 09/20/32 (A)	1,055,000	1,054,056
InStar Leasing III, Ser 2021-1A, Cl A
2.300%, 02/15/54 (A)	618,535	590,536
MCF CLO VIII, Ser 2024-1A, Cl AR
5.625%, TSFR3M + 1.950%, 04/18/36 (A)(B)	950,000	949,798
Mission Lane Credit Card Master Trust, Ser 2025-B, Cl A
5.060%, 09/15/31 (A)	530,000	530,991
Mission Lane Credit Card Master Trust, Ser 2026-A, Cl A
4.950%, 07/15/32 (A)	230,000	229,928
MVW, Ser 2026-1A, Cl B
4.970%, 03/20/43 (A)	400,000	399,037
Nelnet Student Loan Trust, Ser 2014-2A, Cl A3
4.610%, SOFR30A + 0.964%, 07/27/37 (A)(B)	589,878	590,026
NMEF Funding, Ser 2025-B, Cl A2
4.640%, 01/18/33 (A)	467,636	468,807
Oak Street Investment Grade Net Lease Fund Series, Ser 2021-2A, Cl A3
2.850%, 11/20/51 (A)	1,602,621	961,412
Oaktree ABF Equipment ST, Ser 2026-1A, Cl B
4.910%, 10/17/33 (A)	730,000	727,007
OCP CLO, Ser 2024-24A, Cl A2R
5.225%, TSFR3M + 1.550%, 10/20/37 (A)(B)	950,000	947,211

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
APRIL 30, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Other ABS — continued
OWN Equipment Fund I, Ser 2024-2M, Cl A
5.700%, 12/20/32 (A)	$341,265	$342,683
OWN Equipment Fund II, Ser 2025-1M, Cl B
6.310%, 09/26/33 (A)	913,399	910,036
OWN Equipment Fund III, Ser 2025-2M, Cl A
5.420%, 03/27/34 (A)	691,273	686,942
Pagaya AI Debt Grantor Trust, Ser 2024-11, Cl B
5.637%, 07/15/32 (A)	273,289	274,806
Pagaya AI Debt Grantor Trust, Ser 2024-5, Cl A
6.278%, 10/15/31 (A)	138,861	138,962
Pagaya AI Debt Grantor Trust, Ser 2025-1, Cl B
5.628%, 07/15/32 (A)	284,360	285,154
Pagaya AI Debt Grantor Trust, Ser 2025-2, Cl B
5.329%, 10/15/32 (A)	789,917	790,185
Pagaya AI Debt Grantor Trust, Ser 2025-3, Cl B
6.058%, 12/15/32 (A)	399,919	402,688
Palmer Square BDC CLO I, Ser 2024-1A, Cl A
5.273%, TSFR3M + 1.600%, 07/15/37 (A)(B)	950,000	950,720
PEAC Solutions Receivables, Ser 2026-1A, Cl A2
4.270%, 10/20/28 (A)	630,000	629,397
PennantPark CLO XII, Ser 2025- 12A, Cl B
5.525%, TSFR3M + 1.850%, 04/20/37 (A)(B)	625,000	620,674
PK Alift Loan Funding VII, Ser 2025-2, Cl A
4.750%, 03/15/43 (A)	466,421	461,359
RKTL, Ser 2026-1A, Cl B
4.330%, 02/26/35 (A)	650,000	645,208
Rocket Trust, Ser 2025-1A, Cl B
4.990%, 07/25/34 (A)	1,050,000	1,052,102
SCF Equipment Leasing, Ser 2025-2A, Cl A3
4.330%, 06/20/36 (A)	600,000	596,014
Signal Rail I, Ser 2021-1, Cl A
2.230%, 08/17/51 (A)	965,927	912,864
Silver Point SCF CLO IV, Ser 2024-1A, Cl A1AR
5.393%, TSFR3M + 1.720%, 10/15/36 (A)(B)	950,000	949,189
SLM Student Loan Trust, Ser 2006- 10, Cl A6
4.080%, SOFR90A + 0.412%, 03/25/44 (B)	785,534	759,456

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Other ABS — continued
SoFi Consumer Loan Program Trust, Ser 2025-3, Cl B
4.670%, 08/15/34 (A)	$550,000	$548,193
SoFi Consumer Loan Program Trust, Ser 2026-1, Cl B
4.440%, 12/26/35 (A)	625,000	620,055
Spirit Airlines Pass Through Trust, Ser 2015-1A
4.100%, 04/01/28	803,173	776,262
TCW CLO, Ser 2025-2A, Cl A1R2
4.945%, TSFR3M + 1.270%, 01/20/38 (A)(B)	1,270,000	1,270,240
Thunderbolt II Aircraft Lease, Ser 2018-A, Cl A
5.960%, 09/15/38 (A)(D)	7,122	7,124
Trinity Rail Leasing, Ser 2020-2A, Cl A2
2.560%, 11/19/50 (A)	500,000	482,208
Trinity Rail Leasing, Ser 2021-1A, Cl B
3.080%, 07/19/51 (A)	575,000	547,956
Twin Brook CLO, Ser 2024-1A, Cl A
5.575%, TSFR3M + 1.900%, 07/20/36 (A)(B)	750,000	750,683
USQ Rail I, Ser 2021-1A, Cl A
2.250%, 02/28/51 (A)	262,572	249,101
Venture 38 CLO, Ser 2025-38A, Cl ARR
4.663%, TSFR3M + 1.000%, 07/30/32 (A)(B)	473,659	473,365
Volofin Finance Designated Activity, Ser 2024-1A, Cl A
5.935%, 06/15/37 (A)	189,271	191,476
Voya CLO, Ser 2024-4A, Cl A2RR
5.273%, TSFR3M + 1.600%, 10/15/37 (A)(B)	950,000	949,739
Whitehorse Principal Lending CLO, Ser 2024-1A, Cl A1R
5.453%, TSFR3M + 1.780%, 10/15/36 (A)(B)	1,000,000	1,000,342
Wingspire Equipment Finance, Ser 2025-1A, Cl A2
4.330%, 09/20/33 (A)	1,140,000	1,139,846
		44,967,517
Total Asset-Backed Securities
(Cost $59,924,067)		59,584,262

U.S. TREASURY OBLIGATIONS — 15.9%

U.S. Treasury Notes
4.375%, 11/30/28	7,863,800	7,952,575
3.875%, 03/31/27	6,360,000	6,366,360
3.875%, 12/31/27	10,505,000	10,502,538
3.875%, 06/15/28	8,243,000	8,240,424
3.375%, 02/29/28	3,000,000	2,973,750

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
APRIL 30, 2026 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
1.500%, 01/31/27	$3,361,000	$3,305,662

Total U.S. Treasury Obligations
(Cost $39,371,803)		39,341,309

MORTGAGE-BACKED SECURITIES — 5.6%

Non-Agency Mortgage-Backed Obligations — 5.6%
A&D Mortgage Trust, Ser 2026- NQM2, Cl A1
4.811%, 03/25/71 (A)(B)	642,816	638,736
Angel Oak Mortgage Trust, Ser 2026-2, Cl A1
4.694%, 02/25/71 (A)(B)	613,721	607,692
BINOM Mortgage Loan Trust, Ser 2026-NQM1, Cl A1
5.060%, 02/25/66 (A)(B)	630,000	627,737
BX Commercial Mortgage Trust, Ser 2025-BCAT, Cl A
5.035%, TSFR1M + 1.380%, 08/15/42 (A)(B)	518,575	519,061
BX Trust, Ser 2025-LUNR, Cl B
5.505%, TSFR1M + 1.850%, 06/15/40 (A)(B)	404,695	405,454
Chase Home Lending Mortgage Trust, Ser 2024-2, Cl A4A
6.000%, 02/25/55 (A)(B)	396,173	397,435
Chase Home Lending Mortgage Trust, Ser 2024-5, Cl A6
6.000%, 04/25/55 (A)(B)	392,434	393,569
Citigroup Mortgage Loan Trust, Ser 2024-1, Cl A7A
6.000%, 07/25/54 (A)(B)	215,496	216,153
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A2
1.106%, 07/27/54 (A)	76,028	69,319
EFMT, Ser 2026-NQM1, Cl A1
4.771%, 02/25/71 (A)(B)	490,080	486,751
Fidelis Mortgage Trust, Ser 2025- RTL1, Cl A2
6.220%, 02/27/40 (A)(B)	950,000	953,298
Fidelis Mortgage Trust, Ser 2025- RTL2, Cl A2
6.060%, 07/25/40 (A)(D)	850,000	851,793
FREMF Mortgage Trust, Ser 2020- K737, Cl C
3.442%, 01/25/53 (A)(B)	525,000	519,568
GS Mortgage-Backed Securities Trust, Ser 2022-PJ2, Cl A7
2.500%, 06/25/52 (A)(B)	637,805	606,930
GS Mortgage-Backed Securities Trust, Ser 2022-PJ3, Cl A7
2.500%, 08/25/52 (A)(B)	575,366	546,338
JP Morgan Mortgage Trust, Ser 2022-4, Cl A12
3.000%, 10/25/52 (A)(B)	609,242	590,170

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — continued
JP Morgan Mortgage Trust, Ser 2023-2, Cl A4A
5.000%, 07/25/53 (A)(B)	$366,603	$363,576
OBX Trust, Ser 2026-NQM4, Cl A1
5.173%, 02/25/66 (A)(B)	644,881	645,090
OBX Trust, Ser 2026-NQM5, Cl A1
5.321%, 01/25/66 (A)(B)	622,206	624,126
Rate Mortgage Trust, Ser 2024-J4, Cl A7
6.000%, 12/25/54 (A)(B)	453,854	455,073
Santander Mortgage Asset Receivable Trust, Ser 2026- NQM3, Cl A1
5.176%, 03/25/66 (A)(B)	647,479	646,968
SCMS Mortgage Trust, Ser 2025- BNC1, Cl AS
5.308%, 12/15/57 (A)(B)	1,185,000	1,188,131
Sequoia Mortgage Trust, Ser 2013- 4, Cl B3
3.434%, 04/25/43 (B)	43,474	42,078
Sequoia Mortgage Trust, Ser 2024- 5, Cl A11
6.000%, 06/25/54 (A)(B)	65,369	65,249
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl C
5.747%, TSFR1M + 2.092%, 02/15/42 (A)(B)	625,000	617,969
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/66 (A)(B)	106,898	97,816
Verus Securitization Trust, Ser 2026-2, Cl A1
4.590%, 02/25/71 (A)(B)	591,758	586,996
		13,763,076
Total Mortgage-Backed Securities
(Cost $13,847,371)		13,763,076

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 1.9%

FHLMC
6.000%, 01/01/37	690	708
6.000%, 11/01/37	889	931
5.500%, 07/01/34	518	521
4.000%, 03/01/39	2,033	1,956
FHLMC, Ser 2020-5019, Cl DA
2.000%, 05/25/41	1,880,802	1,810,962
FHLMC, Ser 2020-5036, Cl AB
2.000%, 05/25/41	1,988,041	1,910,182
FNMA
6.000%, 05/01/36	167	176
6.000%, 08/01/36	221	234
5.500%, 07/01/38	1,194	1,223
GNMA
6.000%, 03/15/32	304	316

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND
APRIL 30, 2026 (Unaudited)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

	Face Amount	Value
6.000%, 09/15/33	$2,391	$2,428
6.000%, 09/15/37	1,143	1,204
5.500%, 06/15/38	618	634
5.000%, 06/15/33	551	550
GNMA, Ser 2022-212, Cl HP
5.000%, 06/20/43	1,041,064	1,039,805
Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $4,650,937)		4,771,830
Total Investments in Securities— 99.2%
(Cost $246,268,783)		$245,433,406

Percentages are based on Net Assets of $247,420,068.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at April 30, 2026 was $79,192,355 and represented 32.0% of Net Assets.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Perpetual security with no stated maturity date.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

See “Glossary” for abbreviations.

As of April 30, 2026, all of the Fund's investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 27.4%

	Face Amount	Value
COMMUNICATION SERVICES — 0.8%
Alphabet
5.450%, 11/15/55	$1,665,000	$1,592,603
NBN MTN
2.625%, 05/05/31(A)	600,000	547,736
NTT Finance
5.502%, 07/16/35(A)	1,175,000	1,195,536
		3,335,875
CONSUMER DISCRETIONARY — 0.4%
Mars
2.375%, 07/16/40(A)	540,000	379,128
Paramount Global
6.875%, 04/30/36	1,145,000	1,065,139
		1,444,267
CONSUMER STAPLES — 0.7%
Bunge Finance
2.750%, 05/14/31	1,150,000	1,051,028
JBS USA Holding Lux Sarl
7.250%, 11/15/53	1,000,000	1,090,312
Mondelez International
1.500%, 02/04/31	535,000	466,232
		2,607,572
ENERGY — 2.5%
APA
6.750%, 02/15/55	1,700,000	1,737,411
Eastern Gas Transmission & Storage
3.000%, 11/15/29	560,000	530,362
Energy Transfer
6.625%, TSFR3M + 4.417%(B) (C)	1,675,000	1,689,756
Expand Energy
4.750%, 02/01/32	1,130,000	1,107,927
Helmerich & Payne
5.500%, 12/01/34	1,200,000	1,186,072
Occidental Petroleum
6.050%, 10/01/54	1,985,000	1,935,527
ONEOK
5.650%, 09/01/34	1,280,000	1,308,559
		9,495,614
FINANCIALS — 9.9%
Ally Financial
6.184%, SOFR + 2.290%, 07/26/35(B)	1,440,000	1,460,990
American Express
5.442%, SOFRINDX + 1.320%, 01/30/36(B)	1,293,000	1,321,399
Ares Capital
5.250%, 04/12/31	1,855,000	1,804,274
Ares Finance II
3.250%, 06/15/30(A)	645,000	606,303

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Arthur J Gallagher
5.150%, 02/15/35	$1,090,000	$1,079,512
Bain Capital Specialty Finance
5.950%, 03/15/30	1,160,000	1,137,090
Bank of America
5.511%, SOFR + 1.310%, 01/24/36(B)	1,150,000	1,176,216
Bank of Montreal
3.803%, USSW5 + 1.432%, 12/15/32(B)	825,000	811,262
Bank of Nova Scotia
7.350%, H15T5Y + 2.903%, 04/27/85(B)	930,000	962,683
Brown & Brown
6.250%, 06/23/55	1,155,000	1,148,374
Capital One Financial
6.183%, SOFR + 2.036%, 01/30/36(B)	1,940,000	1,975,746
Carlyle Finance Subsidiary
3.500%, 09/19/29(A)	650,000	626,418
CI Financial
3.200%, 12/17/30	910,000	815,495
Citigroup
6.020%, SOFR + 1.830%, 01/24/36(B)	1,150,000	1,180,605
Franklin BSP Capital
7.200%, 06/15/29	1,080,000	1,096,894
Goldman Sachs Group
5.387%, H15T5Y + 1.180%, 02/02/41(B)	1,875,000	1,825,047
Golub Capital BDC
6.000%, 07/15/29	1,280,000	1,283,514
Hercules Capital
6.000%, 06/16/30	1,850,000	1,838,838
HPS Corporate Lending Fund
5.950%, 04/14/32	1,905,000	1,875,611
JPMorgan Chase
4.946%, SOFR + 1.340%, 10/22/35(B)	1,082,000	1,069,842
M&T Bank MTN
5.400%, H15T5Y + 1.430%, 07/30/35(B)	778,000	778,708
Morgan Stanley
5.587%, SOFR + 1.418%, 01/18/36(B)	1,150,000	1,178,891
National Australia Bank
3.347%, H15T5Y + 1.700%, 01/12/37(A)(B)	750,000	679,662
Neuberger Berman Group
4.500%, 03/15/27(A)	970,000	968,361
Oaktree Specialty Lending
6.340%, 02/27/30	1,315,000	1,302,061
PNC Financial Services Group
5.373%, SOFR + 1.417%, 07/21/36(B)	1,450,000	1,457,062

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Raymond James Financial
3.750%, 04/01/51	$610,000	$439,431
Santander Holdings USA
6.342%, SOFR + 2.138%, 05/31/35(B)	1,365,000	1,438,239
Sixth Street Specialty Lending
5.625%, 08/15/30	2,030,000	2,015,618
Synchrony Financial
6.000%, SOFR + 2.070%, 07/29/36(B)	845,000	840,713
UBS Group
3.179%, H15T1Y + 1.100%, 02/11/43(A)(B)	555,000	409,364
Wells Fargo
5.244%, SOFR + 1.110%, 01/24/31(B)	1,150,000	1,172,317
		37,776,540
INDUSTRIALS — 2.8%
Ashtead Capital
1.500%, 08/12/26(A)	650,000	644,352
Burlington Northern Santa Fe
5.550%, 03/15/56	1,700,000	1,644,629
Daimler Truck Finance North America
4.500%, 04/12/31(A)	875,000	859,662
2.500%, 12/14/31(A)	940,000	830,338
Flowserve
2.800%, 01/15/32	1,407,000	1,244,254
Howmet Aerospace
5.950%, 02/01/37	1,685,000	1,790,072
Masco
6.500%, 08/15/32	317,000	342,007
Northern Group Housing
5.605%, 08/15/33(A)	381,214	384,397
Oshkosh
3.100%, 03/01/30	1,550,000	1,454,708
United Airlines
4.625%, 04/15/29(A)	1,640,000	1,618,885
		10,813,304
INFORMATION TECHNOLOGY — 1.1%
Constellation Software
5.461%, 02/16/34(A)	1,040,000	1,018,753
Microsoft
2.921%, 03/17/52	270,000	171,764
NXP BV
5.550%, 12/01/28	245,000	250,591
Oracle
2.875%, 03/25/31	600,000	533,241
Roper Technologies
2.950%, 09/15/29	420,000	397,398
Salesforce
6.550%, 03/15/56	1,880,000	1,866,797
		4,238,544

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MATERIALS — 2.2%
Amrize Finance US
5.400%, 04/07/35	$1,765,000	$1,799,057
Anglo American Capital
4.500%, 03/15/28(A)	525,000	525,155
Berry Global
1.650%, 01/15/27	625,000	613,040
Martin Marietta Materials
2.400%, 07/15/31	865,000	771,588
NewMarket
2.700%, 03/18/31	1,592,000	1,441,567
Rio Tinto Finance USA
5.750%, 03/14/55	1,340,000	1,342,886
SNF Group
5.626%, 03/31/31(A)	1,860,000	1,882,615
		8,375,908
REAL ESTATE — 2.7%
Camp Pendleton & Quantico Housing
6.165%, 10/01/50(A)	400,000	385,268
Extra Space Storage
2.350%, 03/15/32	730,000	631,869
Highwoods Realty
2.600%, 02/01/31	1,390,000	1,235,223
Invitation Homes Operating Partnership
4.875%, 02/01/35	1,135,000	1,095,288
NNN REIT
2.500%, 04/15/30	700,000	646,852
Phillips Edison Grocery Center Operating Partnership I
4.750%, 03/15/33	1,840,000	1,804,526
Store Capital
2.700%, 12/01/31	2,000,000	1,754,724
Tanger Properties
2.750%, 09/01/31	1,370,000	1,225,819
Vornado Realty
5.750%, 02/01/33	1,765,000	1,767,993
		10,547,562
UTILITIES — 4.3%
Alliant Energy
5.750%, H15T5Y + 2.077%, 04/01/56(B)	1,495,000	1,469,472
American Electric Power
6.050%, H15T5Y + 1.940%, 03/15/56(B)	1,606,000	1,600,890
Centerpoint Energy Restoration Bond III
4.864%, 12/15/39	902,000	876,056
Duke Energy Carolinas NC Storm Funding II
5.070%, 01/01/46	840,000	813,434
Duquesne Light Holdings
2.532%, 10/01/30(A)	540,000	488,901

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
Entergy Arkansas
5.750%, 06/01/54	$1,080,000	$1,054,315
Eversource Energy
6.350%, H15T5Y + 2.325%, 08/15/56(B)	1,720,000	1,719,230
Jersey Central Power & Light
2.750%, 03/01/32(A)	670,000	602,013
Monongahela Power
3.550%, 05/15/27(A)	550,000	546,480
NextEra Energy Capital Holdings
1.900%, 06/15/28	1,230,000	1,168,966
NiSource
5.750%, H15T5Y + 2.035%, 07/15/56(B)	1,690,000	1,690,308
SCE Recovery Funding
5.541%, 09/15/50	1,700,000	1,669,457
Southern
6.375%, H15T5Y + 2.069%, 03/15/55(B)	1,190,000	1,225,755
WEC Energy Group
5.625%, H15T5Y + 1.905%, 05/15/56(B)	1,690,000	1,679,608
		16,604,885
Total Corporate Obligations
(Cost $107,050,055)		105,240,071

U.S. TREASURY OBLIGATIONS — 23.8%

U.S. Treasury Bonds
4.000%, 11/15/52	2,530,000	2,147,140
3.750%, 08/15/41	5,510,000	4,874,843
3.000%, 05/15/45	9,000,000	6,784,805
3.000%, 08/15/52	2,950,000	2,070,185
2.875%, 05/15/52	5,467,000	3,742,332
2.250%, 08/15/46	2,699,000	1,742,226
1.875%, 11/15/51	8,364,000	4,535,183
1.250%, 05/15/50	15,620,000	7,324,316
1.125%, 08/15/40	1,070,000	662,815
U.S. Treasury Notes
4.250%, 08/15/35	3,180,000	3,152,175
4.125%, 03/31/32	3,100,000	3,100,242
4.125%, 11/15/32	4,550,000	4,535,248
4.000%, 07/31/32	1,120,000	1,110,463
3.875%, 12/31/27	14,925,000	14,921,502
3.875%, 09/30/29	5,069,900	5,058,017
3.750%, 10/31/32	1,170,000	1,141,755
3.750%, 02/28/33	2,000,000	1,947,187
2.750%, 05/31/29	10,850,000	10,482,965
2.625%, 07/31/29	5,640,000	5,416,383
1.375%, 11/15/31	7,366,000	6,377,057

Total U.S. Treasury Obligations
(Cost $95,243,452)		91,126,839

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 21.3%

	Face Amount	Value
FHLMC
6.000%, 01/01/53	$1,001,677	$1,029,403
6.000%, 05/01/53	555,307	570,999
6.000%, 09/01/53	990,357	1,019,694
5.500%, 11/01/52	674,175	681,525
5.500%, 01/01/53	1,264,180	1,276,239
5.500%, 04/01/53	1,971,313	1,988,496
5.500%, 12/01/54	1,535,834	1,544,409
5.000%, 12/01/52	658,631	653,227
5.000%, 04/01/53	734,917	728,509
5.000%, 06/01/53	2,230,710	2,206,805
5.000%, 01/01/55	2,321,728	2,299,570
4.500%, 12/01/48	103,626	101,124
4.500%, 09/01/52	625,997	604,417
4.000%, 02/01/47	184,581	176,101
4.000%, 11/01/47	174,673	166,962
4.000%, 11/01/48	63,709	60,732
4.000%, 04/01/52	1,018,304	960,624
4.000%, 11/01/54	958,547	899,463
3.500%, 11/01/44	167,884	156,774
3.500%, 04/01/46	106,708	99,320
3.500%, 07/01/47	228,462	212,206
3.500%, 12/01/48	144,546	133,761
3.500%, 04/01/52	807,662	741,201
3.500%, 11/01/54	819,540	746,648
3.000%, 02/01/45	183,971	167,476
3.000%, 08/01/45	92,099	83,404
3.000%, 02/01/48	110,855	99,022
3.000%, 04/01/50	398,001	352,459
2.500%, 02/01/30	57,280	55,757
2.500%, 01/01/52	1,545,743	1,302,616
2.500%, 04/01/52	1,522,753	1,283,955
2.000%, 08/01/50	872,780	705,220
2.000%, 10/01/50	258,103	208,855
2.000%, 05/01/51	2,185,120	1,749,636
FHLMC, Ser 2024-5438, Cl GL
1.500%, 12/25/50	3,500,000	2,195,081
FHLMC Multifamily Structured Pass Through Certificates, Ser 162, Cl A2
5.150%, 12/25/33(B)	1,000,000	1,036,725
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 4A
4.245%, 02/25/43(B)	39,323	38,120
FNMA
6.500%, 06/01/53	454,119	471,674
6.000%, 04/01/53	545,669	562,054
6.000%, 05/01/53	564,186	580,043
6.000%, 06/01/53	627,984	646,293
5.500%, 03/01/53	1,335,573	1,347,646
5.500%, 04/01/53	594,313	602,671
5.500%, 05/01/53	625,212	631,001
5.000%, 12/01/37	399,508	403,063
5.000%, 09/01/52	584,706	579,297
5.000%, 11/01/52	662,914	656,869
5.000%, 01/01/53	602,618	599,562
5.000%, 04/01/53	1,138,189	1,130,370

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2026 (Unaudited)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued

	Face Amount	Value
4.500%, 12/01/37	$472,976	$470,524
4.500%, 02/01/41	240,495	238,465
4.500%, 03/01/48	148,659	145,748
4.500%, 10/01/52	683,275	659,690
4.500%, 01/01/53	1,059,638	1,026,531
4.500%, 03/01/53	1,748,413	1,688,945
4.500%, 07/01/53	1,717,758	1,657,109
4.000%, 03/01/35	57,570	56,687
4.000%, 01/01/42	193,674	186,437
4.000%, 05/01/49	140,091	133,623
4.000%, 10/01/52	820,718	773,022
3.500%, 02/01/47	188,914	176,777
3.500%, 12/01/47	99,289	91,486
3.500%, 08/01/48	101,354	93,460
3.500%, 03/01/49	200,264	186,792
3.500%, 06/01/49	385,560	355,434
3.500%, 07/01/50	603,562	555,505
3.500%, 06/01/52	989,713	903,525
3.000%, 10/01/48	158,718	143,273
3.000%, 02/01/50	1,435,170	1,262,425
3.000%, 05/01/51	1,086,425	969,380
3.000%, 01/01/52	546,228	478,943
3.000%, 03/01/52	2,154,453	1,896,886
2.500%, 12/01/49	275,205	233,368
2.500%, 09/01/50	569,789	482,713
2.500%, 10/01/50	2,058,790	1,733,844
2.500%, 01/01/51	2,205,964	1,850,682
2.500%, 06/01/51	896,071	767,606
2.500%, 09/01/52	1,871,557	1,573,937
2.000%, 02/01/51	528,928	427,617
2.000%, 04/01/51	1,432,219	1,156,559
2.000%, 09/01/51	3,404,593	2,741,313
2.000%, 01/01/52	1,807,605	1,462,721
2.000%, 02/01/52	1,563,923	1,261,820
2.000%, 03/01/52	2,931,520	2,355,025
FNMA, Ser 2024-56, Cl DL
1.500%, 09/25/51	3,150,000	1,947,718
GNMA
6.000%, 08/20/52	476,032	489,578
5.500%, 12/20/52	712,526	723,785
4.000%, 07/20/48	70,505	67,079
4.000%, 05/20/52	597,304	563,743
4.000%, 01/20/55	964,456	900,732
3.500%, 06/20/48	415,453	384,006
3.500%, 10/20/54	1,735,969	1,570,507
3.000%, 06/20/51	794,633	708,317
3.000%, 05/20/52	1,811,632	1,614,976
2.500%, 06/20/51	1,685,252	1,445,088
2.500%, 09/20/51	1,837,760	1,575,845
2.000%, 01/20/51	1,519,547	1,250,756
2.000%, 11/20/51	1,948,761	1,604,046

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $83,382,478)		81,591,126

ASSET-BACKED SECURITIES — 12.5%

	Face Amount	Value
Automotive — 1.9%
Carmax Auto Owner Trust, Ser 2025-1, Cl B
5.110%, 09/16/30	$665,000	$670,678
Carvana Auto Receivables Trust, Ser 2025-P3, Cl B
4.480%, 10/10/31	1,250,000	1,241,560
Ford Credit Auto Owner Trust, Ser 2026-A, Cl B
4.340%, 04/15/32	945,000	938,195
Hertz Vehicle Financing, Ser 2022-5A, Cl B
4.280%, 09/25/28 (A)	650,000	640,635
M&T Bank RV Trust, Ser 2026-1A, Cl A
4.350%, 01/15/46 (A)	850,563	838,431
OCCU Auto Receivables Trust, Ser 2025-1A, Cl A4
4.790%, 01/15/31 (A)	755,000	759,559
SFS Auto Receivables Securitization Trust, Ser 2025-1A, Cl B
5.110%, 02/20/31 (A)	665,000	673,111
SFS Auto Receivables Securitization Trust, Ser 2025- 2A, Cl B
4.850%, 07/21/31 (A)	710,000	714,663
World Omni Auto Receivables Trust, Ser 2026-A, Cl B
4.160%, 03/15/32	900,000	890,061
		7,366,893
Other ABS — 10.6%
ABPCI Direct Lending Fund CLO VI, Ser 2025-6A, Cl BRR
5.367%, TSFR3M + 1.700%, 01/27/37 (A)(B)	770,000	761,394
Antares CLO, Ser 2024-3A, Cl A1R
5.265%, TSFR3M + 1.590%, 07/20/36 (A)(B)	1,170,000	1,169,755
Audax Senior Debt CLO XII, Ser 2025-12A, Cl B
5.414%, TSFR3M + 1.750%, 04/22/37 (A)(B)	1,000,000	984,033
Avant Loans Funding Trust, Ser 2025-REV1, Cl A
5.120%, 05/15/34 (A)	775,000	776,478
Barings Private Credit CLO, Ser 2024-1A, Cl A1BR
5.573%, TSFR3M + 1.900%, 10/15/36 (A)(B)	1,170,000	1,169,967
Blue Owl Asset Leasing Trust, Ser 2024-1A, Cl B
5.410%, 03/15/30 (A)	710,000	715,181
Business Jet Securities, Ser 2024-1A, Cl A
6.197%, 05/15/39 (A)	695,121	705,461

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Other ABS — continued
Centersquare Issuer, Ser 2025-3A, Cl A2
5.000%, 08/25/55 (A)	$755,000	$716,543
GBX Leasing, Ser 2022-1, Cl A
2.870%, 02/20/52 (A)	991,448	939,848
GBX Leasing, Ser 2026-1A, Cl A
5.130%, 02/20/56 (A)	828,334	819,763
Goldentree Loan Management US CLO XII, Ser 2024-12A, Cl AJR
5.205%, TSFR3M + 1.530%, 07/20/37 (A)(B)	1,425,000	1,420,868
Granite Edvance, Ser 2020-1, Cl A1A
1.550%, 09/25/60	1,037,679	948,029
HalseyPoint CLO III, Ser 2024- 3A, Cl A1R
5.143%, TSFR3M + 1.480%, 07/30/37 (A)(B)	1,170,000	1,171,569
InStar Leasing III, Ser 2021-1A, Cl A
2.300%, 02/15/54 (A)	927,802	885,804
MCF CLO VIII, Ser 2024-1A, Cl AR
5.625%, TSFR3M + 1.950%, 04/18/36 (A)(B)	1,000,000	999,788
MetroNet Infrastructure Issuer, Ser 2026-1A, Cl A2
5.273%, 04/20/56 (A)	945,000	947,512
Mission Lane Credit Card Master Trust, Ser 2025-B, Cl A
5.060%, 09/15/31 (A)	725,000	726,356
Mission Lane Credit Card Master Trust, Ser 2026-A, Cl A
4.950%, 07/15/32 (A)	230,000	229,928
MVW, Ser 2026-1A, Cl B
4.970%, 03/20/43 (A)	600,000	598,555
Oak Street Investment Grade Net Lease Fund Series, Ser 2021-2A, Cl A3
2.850%, 11/20/51 (A)	1,741,979	1,045,013
OCP CLO, Ser 2024-24A, Cl A2R
5.225%, TSFR3M + 1.550%, 10/20/37 (A)(B)	1,170,000	1,166,565
OWN Equipment Fund I, Ser 2024-2M, Cl A
5.700%, 12/20/32 (A)	455,020	456,910
OWN Equipment Fund II, Ser 2025-1M, Cl B
6.310%, 09/26/33 (A)	1,323,766	1,318,892
OWN Equipment Fund III, Ser 2025-2M, Cl A
5.420%, 03/27/34 (A)	1,001,154	994,882
Pagaya AI Debt Grantor Trust, Ser 2024-11, Cl B
5.637%, 07/15/32 (A)	335,755	337,619

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Other ABS — continued
Pagaya AI Debt Grantor Trust, Ser 2025-1, Cl B
5.628%, 07/15/32 (A)	$381,976	$383,043
Pagaya AI Debt Grantor Trust, Ser 2025-2, Cl B
5.329%, 10/15/32 (A)	999,895	1,000,235
Pagaya AI Debt Grantor Trust, Ser 2025-3, Cl B
6.058%, 12/15/32 (A)	599,878	604,033
Palmer Square BDC CLO I, Ser 2024-1A, Cl A
5.273%, TSFR3M + 1.600%, 07/15/37 (A)(B)	1,000,000	1,000,758
PennantPark CLO XII, Ser 2025-12A, Cl B
5.525%, TSFR3M + 1.850%, 04/20/37 (A)(B)	875,000	868,943
PHEAA Student Loan Trust, Ser 2016-2A, Cl B
5.260%, SOFR30A + 1.614%, 11/25/65 (A)(B)	1,050,000	1,047,372
PK Alift Loan Funding VII, Ser 2025-2, Cl A
4.750%, 03/15/43 (A)	699,631	692,038
SCF Equipment Leasing, Ser 2025-2A, Cl A3
4.330%, 06/20/36 (A)	1,000,000	993,356
SLM Student Loan Trust, Ser 2006- 10, Cl A6
4.080%, SOFR90A + 0.412%, 03/25/44 (B)	944,681	913,320
SoFi Consumer Loan Program Trust, Ser 2026-1, Cl B
4.440%, 12/26/35 (A)	900,000	892,879
Spirit Airlines Pass Through Trust, Ser 2015-1A
4.100%, 04/01/28	869,993	840,844
Store Master Funding I-VII, XIV, XIX, XX, XXIV and XXII, Ser 2024-1A, Cl A2
5.700%, 05/20/54 (A)	990,000	1,003,418
Thunderbolt II Aircraft Lease, Ser 2018-A, Cl A
5.960%, 09/15/38 (A)(D)	9,543	9,547
Trinity Rail Leasing, Ser 2018-1A, Cl A2
4.620%, 06/17/48 (A)	600,000	594,421
Trinity Rail Leasing, Ser 2021-1A, Cl B
3.080%, 07/19/51 (A)	825,000	786,197
Trinity Rail Leasing, Ser 2025-1A, Cl B
5.300%, 10/19/55 (A)	825,000	809,617

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2026 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Other ABS — continued
Twin Brook CLO, Ser 2024-1A, Cl A
5.575%, TSFR3M + 1.900%, 07/20/36 (A)(B)	$800,000	$800,728
Vantage Data Centers, Ser 2025- 1A, Cl A2
5.132%, 08/15/55 (A)	750,000	727,893
Verizon Master Trust, Ser 2025-8, Cl B
4.410%, 08/22/33 (A)	800,000	789,650
Volofin Finance Designated Activity, Ser 2024-1A, Cl A
5.935%, 06/15/37 (A)	231,331	234,026
Voya CLO, Ser 2024-4A, Cl A2RR
5.273%, TSFR3M + 1.600%, 10/15/37 (A)(B)	1,170,000	1,169,678
Willis Engine Structured Trust IX, Ser 2025-B, Cl A
5.159%, 12/15/50 (A)	1,725,197	1,713,955
Willis Engine Structured Trust VIII, Ser 2025-A, Cl A
5.582%, 06/15/50 (A)	582,573	587,872
		40,470,536
Total Asset-Backed Securities
(Cost $48,268,844)		47,837,429

MORTGAGE-BACKED SECURITIES — 8.6%

Non-Agency Mortgage-Backed Obligations — 8.6%
A&D Mortgage Trust, Ser 2026- NQM2, Cl A1
4.811%, 03/25/71 (A)(B)	890,053	884,403
Angel Oak Mortgage Trust, Ser 2026-2, Cl A1
4.694%, 02/25/71 (A)(B)	883,759	875,077
BANK, Ser 2025-BNK50, Cl A5
5.652%, 05/15/68 (B)	700,000	731,541
BFLD Trust, Ser 2025-FPM, Cl A
5.178%, 10/10/40 (A)(B)	750,000	752,485
BINOM Mortgage Loan Trust, Ser 2026-NQM1, Cl A1
5.060%, 02/25/66 (A)(B)	970,000	966,516
BSTN Commercial Mortgage Trust, Ser 2025-HUB, Cl A
5.062%, 04/13/41 (A)(B)	750,000	748,778
BWAY Trust, Ser 2025-1535, Cl A
6.519%, 05/05/42 (A)(B)	600,000	606,202
BX Commercial Mortgage Trust, Ser 2025-BCAT, Cl A
5.035%, TSFR1M + 1.380%, 08/15/42 (A)(B)	711,862	712,529
CSMC Trust, Ser 2013-IVR3, Cl A2
3.000%, 05/25/43 (A)(B)	113,456	103,928
CSMC Trust, Ser 2015-2, Cl A18
3.500%, 02/25/45 (A)(B)	101,924	94,014

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — continued
EFMT, Ser 2026-NQM1, Cl A1
4.771%, 02/25/71 (A)(B)	$735,120	$730,127
Fidelis Mortgage Trust, Ser 2025- RTL1, Cl A2
6.220%, 02/27/40 (A)(B)	1,300,000	1,304,513
Fidelis Mortgage Trust, Ser 2025- RTL2, Cl A2
6.060%, 07/25/40 (A)(D)	1,200,000	1,202,531
First Republic Mortgage Trust, Ser 2020-1, Cl A5
2.880%, 04/25/50 (A)(B)	340,174	344,898
FREMF Mortgage Trust, Ser 2019- K101, Cl B
3.640%, 10/25/52 (A)(B)	700,000	667,545
GMAC Commercial Mortgage Asset, Ser 2010-FTLS, Cl A
6.363%, 02/10/47 (A)(E)	217,127	220,203
GS Mortgage Securities Trust, Ser 2020-GSA2, Cl A3
1.560%, 12/12/53	341,918	321,085
GS Mortgage Securities Trust, Ser 2024-RVR, Cl A
5.372%, 08/10/41 (A)(B)	1,150,000	1,153,902
GS Mortgage-Backed Securities Trust, Ser 2021-PJ1, Cl A8
2.500%, 05/28/52 (A)(B)	964,683	859,656
GS Mortgage-Backed Securities Trust, Ser 2022-MM1, Cl A8
2.500%, 07/25/52 (A)(B)	1,274,089	1,139,789
GS Mortgage-Backed Securities Trust, Ser 2022-PJ3, Cl A4
2.500%, 08/25/52 (A)(B)	1,131,880	932,689
JP Morgan Mortgage Trust, Ser 2022-2, Cl A4A
2.500%, 08/25/52 (A)(B)	891,286	795,815
JP Morgan Mortgage Trust, Ser 2022-3, Cl A4A
2.500%, 08/25/52 (A)(B)	1,296,144	1,155,932
JP Morgan Mortgage Trust, Ser 2022-4, Cl A4
3.000%, 10/25/52 (A)(B)	1,372,630	1,250,068
LBTY Commercial Mortgage Trust, Ser 2026-225L, Cl A
4.746%, 02/10/43 (A)(B)	885,000	873,978
MF1, Ser 2026-FL21, Cl ASFX
5.123%, 02/18/41 (A)	900,000	895,613
NYC Trust, Ser 2025-77C, Cl A
4.949%, 01/10/36 (A)(B)	875,000	869,490
OBX Trust, Ser 2025-J3, Cl A3
4.500%, 10/25/55 (A)(B)	1,242,629	1,190,934
OBX Trust, Ser 2026-NQM4, Cl A1
5.173%, 02/25/66 (A)(B)	942,518	942,823
OBX Trust, Ser 2026-NQM5, Cl A1
5.321%, 01/25/66 (A)(B)	933,309	936,189

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2026 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Non-Agency Mortgage-Backed Obligations — continued
PCY Trust, Ser 2026-FCMT, Cl A
5.153%, 04/05/41 (A)(B)	$960,000	$964,182
Rate Mortgage Trust, Ser 2022-J1, Cl A9
2.500%, 01/25/52 (A)(B)	1,006,912	895,435
Rocket Mortgage Trust, Ser 2021- 5, Cl A1
2.500%, 11/25/51 (A)(B)	1,050,557	868,299
Rocket Mortgage Trust, Ser 2022- 1, Cl A1
2.500%, 01/25/52 (A)(B)	1,141,546	943,507
Rocket Mortgage Trust, Ser 2022- 3, Cl A5
3.000%, 05/25/52 (A)(B)	1,389,394	1,259,089
Santander Mortgage Asset Receivable Trust, Ser 2026- NQM3, Cl A1
5.176%, 03/25/66 (A)(B)	946,315	945,569
SCMS Mortgage Trust, Ser 2025- BNC1, Cl AS
5.308%, 12/15/57 (A)(B)	850,000	852,246
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MV
3.500%, 03/25/58	560,256	530,137
Sequoia Mortgage Trust, Ser 2015- 1, Cl A1
3.500%, 01/25/45 (A)(B)	19,450	18,257
Sequoia Mortgage Trust, Ser 2015- 2, Cl A1
3.500%, 05/25/45 (A)(B)	37,905	35,146
Sequoia Mortgage Trust, Ser 2015- 4, Cl A1
3.000%, 11/25/30 (A)(B)	17,238	16,964
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl C
5.747%, TSFR1M + 2.092%, 02/15/42 (A)(B)	875,000	865,156
Wells Fargo Commercial Mortgage Trust, Ser 2025-5C5, Cl A3
5.590%, 07/15/58	735,000	756,940
		33,214,180
Total Mortgage-Backed Securities
(Cost $34,004,523)		33,214,180

MUNICIPAL BONDS — 4.2%

Colorado Housing and Finance Authority, Ser B-1, RB
5.787%, 11/01/47	688,000	677,729
Colorado Housing and Finance Authority, Ser 2023-M1, RB
5.619%, 11/01/38	845,000	855,588
Colorado Housing and Finance Authority, Ser L1, RB
4.926%, 11/01/32	500,000	506,048

MUNICIPAL BONDS — continued

	Face Amount	Value
Denver City & County, Housing Authority, Ser 2021-B, RB
3.104%, 02/01/39	$300,000	$242,657
District of Columbia, University Refunding, Ser 2025-B, RB
5.751%, 04/01/35	1,375,000	1,445,288
Grand Parkway Transportation, Ser 2020-B, RB
3.216%, 10/01/49	640,000	456,956
Hawaii State, Department of Business Economic Development & Tourism, Ser 2014-A-2, RB
3.242%, 01/01/31	61,832	60,950
Idaho State, Housing & Finance Association, Ser 2023-D-1, RB
5.713%, 07/01/38	710,000	723,543
Indiana State, Housing & Community Development Authority, Ser 2024-B-3, RB
5.932%, 07/01/44	1,000,000	1,000,333
Iowa State, Student Loan Liquidity, Ser A, RB
5.426%, 12/01/35	1,710,000	1,715,702
Maryland State, Department of Housing & Community Development, Ser 2024-B, RB
5.991%, 09/01/44	750,000	752,261
Massachusetts State, Housing Finance Agency, Ser 2020-B, RB
3.350%, 12/01/40	145,000	119,015
Michigan State, Housing Development Authority, Ser 2023-C, RB
5.816%, 12/01/38	895,000	909,809
Minnesota Housing Finance Agency
6.139%, 07/01/41	190,000	193,673
Minnesota State, Housing Finance Agency, Ser 2024-V, RB
5.925%, 07/01/49	750,000	745,388
Minnesota State, Housing Finance Agency, Ser 2023-P, RB
5.726%, 07/01/33	355,000	372,297
New York City, Housing Development, Ser 2021-D, RB
3.083%, 11/01/46	900,000	639,080
New York State, Mortgage Agency, Ser 241, RB
2.930%, 10/01/46	700,000	470,642
North Dakota Housing Finance Agency, Ser D
5.052%, 07/01/42	980,000	950,896
Rhode Island State, Housing and Mortgage Finance, Ser 2020-1-T, RB
2.993%, 10/01/38	540,000	434,983

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND
APRIL 30, 2026 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
State of Oregon Housing & Community Services Department
5.535%, 07/01/41	$580,000	$579,496
Utah State, Housing Corp., Ser D, RB
5.699%, 01/01/44	1,406,000	1,406,634
Virginia State, Housing Development Authority, Ser 2020-C, RB
2.829%, 04/01/41	500,000	388,202
Washington State, Housing Finance Commission, Ser 2023- 2T, RB
5.738%, 12/01/38	550,000	559,794
Total Municipal Bonds
(Cost $17,079,858)		16,206,964
Total Investments in Securities— 97.8%
(Cost $385,029,210)		$375,216,609

Percentages are based on Net Assets of $383,519,115.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other "accredited investors". The total value of these securities at April 30, 2026 was $87,468,546 and represented 22.8% of Net Assets.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Perpetual security with no stated maturity date.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Level 3 security in accordance with fair value hierarchy.

See “Glossary” for abbreviations.

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$105,240,071	$—	$105,240,071
U.S. Treasury Obligations	—	91,126,839	—	91,126,839
U.S. Government Agency Mortgage- Backed Obligations	—	81,591,126	—	81,591,126
Asset-Backed Securities	—	47,837,429	—	47,837,429
Mortgage-Backed Securities	—	32,993,977	220,203	33,214,180
Municipal Bonds	—	16,206,964	—	16,206,964
Total Investments in Securities	$—	$374,996,406	$220,203	$375,216,609

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND
APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 67.3%

	Shares	Value
COMMUNICATION SERVICES — 4.0%
Fox (A)	63,280	$4,017,647
Live Nation Entertainment *	22,624	3,573,235
Meta Platforms, Cl A (A)	1,880	1,150,391
		8,741,273
CONSUMER DISCRETIONARY — 8.2%
Airbnb, Cl A *(A)	32,982	4,629,354
Best Buy (A)	28,341	1,714,347
Expedia Group (A)	17,617	4,375,534
Lululemon Athletica *	5,906	813,256
Ralph Lauren, Cl A	6,189	2,219,623
Tapestry	27,676	4,014,127
TopBuild *	593	262,521
		18,028,762
CONSUMER STAPLES — 5.5%
Coca-Cola Consolidated	14,220	2,916,096
Dollar Tree *	33,287	3,232,501
General Mills	7,371	260,270
Kraft Heinz	145,902	3,306,139
Kroger	35,475	2,414,783
		12,129,789
ENERGY — 5.5%
Cheniere Energy	4,828	1,327,459
Devon Energy	32,107	1,649,336
EOG Resources (A)	12,756	1,793,111
Halliburton	117,655	4,976,806
SLB	43,177	2,455,908
		12,202,620
FINANCIALS — 7.9%
Ameriprise Financial (A)	7,557	3,587,988
Bank of America	17,761	949,503
Berkshire Hathaway, Cl B *(A)	8,068	3,821,005
Charles Schwab	10,007	917,041
Corebridge Financial	33,160	913,226
Corpay *	4,891	1,498,945
Fidelity National Financial	17,699	925,658
PayPal Holdings	14,552	729,637
Synchrony Financial (A)	53,140	4,049,268
		17,392,271
HEALTH CARE — 14.2%
Amgen	10,942	3,788,668
Cardinal Health (A)	13,724	2,647,085
Exelixis *	87,815	3,904,255
Gilead Sciences	27,347	3,578,081
Incyte *	29,211	2,782,932
IQVIA Holdings *	5,578	883,388
Jazz Pharmaceuticals PLC *	11,095	2,252,507
Royalty Pharma PLC, Cl A (A)	92,071	4,611,836
United Therapeutics *(A)	8,451	4,828,479
Zoetis, Cl A	18,357	2,110,504
		31,387,735
INFORMATION TECHNOLOGY — 18.5%
Akamai Technologies *(A)	14,870	1,531,313
COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY— continued
Check Point Software Technologies *(A)	4,250	$477,997
Cisco Systems (A)	42,097	3,851,876
Dell Technologies, Cl C	20,121	4,204,283
Flex *	66,752	6,111,146
Gartner *	6,587	978,104
International Business Machines	6,983	1,612,933
Jabil	12,798	4,319,197
Lam Research	9,491	2,447,349
Logitech International (A)	32,973	3,273,559
NetApp (A)	37,933	4,201,838
QUALCOMM	17,907	3,215,739
Zoom Communications, Cl A *(A)	46,384	4,506,206
		40,731,540
MATERIALS — 2.9%
Anglogold Ashanti PLC	9,192	861,566
CF Industries Holdings	44,342	5,507,277
		6,368,843
UTILITIES — 0.6%
NRG Energy	8,961	1,394,152
Total Common Stock
(Cost $113,020,705)		148,376,985

EXCHANGE-TRADED FUNDS — 7.8%

Janus Henderson AAA CLO ETF	170,698	8,623,663
PGIM AAA CLO ETF	168,168	8,625,337
Total Exchange-Traded Funds
(Cost $17,263,462)		17,249,000

RIGHTS — 0.0%

	Number Of Rights
TPG*‡‡	54,724	1

Total Rights
(Cost $–)		1
Total Investments in Securities— 75.1%
(Cost $130,284,167)		$165,625,986

SECURITIES SOLD SHORT
COMMON STOCK — (24.7)%

	Shares	Value
CONSUMER DISCRETIONARY — (3.4)%
Amer Sports *	(97,643)	(3,424,340)
Carvana, Cl A *	(5,175)	(2,048,265)
Tesla *	(5,040)	(1,923,415)
		(7,396,020)
CONSUMER STAPLES — (2.4)%
Celsius Holdings *	(33,980)	(1,140,709)
Keurig Dr Pepper	(70,602)	(2,075,699)
McCormick	(40,693)	(2,068,832)
		(5,285,240)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — (0.9)%
S&P Global	(4,784)	$(2,063,004)

HEALTH CARE — (1.9)%
Boston Scientific *	(10,927)	(629,505)
Cooper *	(39,438)	(2,480,650)
Penumbra *	(3,034)	(990,540)
		(4,100,695)
INDUSTRIALS — (5.3)%
AeroVironment *	(5,601)	(1,092,307)
Cintas	(10,389)	(1,815,062)
GFL Environmental	(31,775)	(1,274,496)
QXO *	(62,489)	(1,254,154)
RBC Bearings *	(6,544)	(3,920,445)
Watsco	(5,513)	(2,413,812)
		(11,770,276)
INFORMATION TECHNOLOGY — (9.6)%
Advanced Micro Devices *	(17,711)	(6,278,372)
Crowdstrike Holdings, Cl A *	(5,793)	(2,582,230)
HubSpot *	(4,787)	(1,061,565)
Microchip Technology	(47,497)	(4,412,946)
Palantir Technologies, Cl A *	(7,061)	(982,256)
Roper Technologies	(6,199)	(2,199,467)
Samsara, Cl A *	(75,204)	(2,161,363)
Snowflake, Cl A *	(4,936)	(673,616)
Strategy, Cl A *	(4,702)	(777,946)
		(21,129,761)
MATERIALS — (0.2)%
International Paper	(16,670)	(507,102)

REAL ESTATE — (1.0)%
CoStar Group *	(63,966)	(2,213,863)

Total Common Stock
(Proceeds $58,899,784)		(54,465,961)

EXCHANGE-TRADED FUNDS — (13.1)%

	Shares	Value
EQUITY FUND — (8.9)%
ARK Blockchain & Fintech Innovation ETF	(46,597)	(1,919,796)
ARK Innovation ETF	(31,914)	(2,420,358)
ARK Next Generation Internet ETF	(7,746)	(1,061,125)
State Street SPDR S&P 500 ETF Trust	(19,722)	(14,173,412)
		(19,574,691)
DOMESTIC STOCK — (4.2)%
Vanguard Small-Cap Value ETF	(39,981)	(9,292,384)

Total Exchange-Traded Funds
(Proceeds $29,469,928)		(28,867,075)

Total Securities Sold Short— (37.8)%
(Proceeds $88,369,712)		$(83,333,036)

Percentages are based on Net Assets of $220,515,476.

*	Non-income producing security.
‡‡	Expiration Date or Rate unavailable.
(A)	This security or a partial position of this security has been committed as collateral for securities sold short.

See “Glossary” for abbreviations.

As of April 30, 2026, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND
APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.1%#

	Shares	Value
COMMUNICATION SERVICES — 5.0%
Alphabet, Cl A	4,721	$1,816,641
AT&T	257,841	6,737,385
Comcast, Cl A	141,434	3,824,375
Verizon Communications	108,930	5,231,908
		17,610,309
CONSUMER DISCRETIONARY — 5.7%
DR Horton	17,191	2,645,007
General Motors	74,928	5,761,214
Lennar, Cl A	23,893	2,157,538
Lowe's	13,992	3,341,150
TJX	26,058	4,084,591
Viking Holdings *	23,857	1,954,127
		19,943,627
CONSUMER STAPLES — 8.2%
Casey's General Stores	4,235	3,481,805
Coca-Cola	17,286	1,361,446
Dollar General	41,199	4,774,140
Monster Beverage *	25,951	2,000,044
PepsiCo	33,367	5,288,336
Primo Brands, Cl A	166,761	3,398,589
Procter & Gamble	37,169	5,467,188
Walmart	24,656	3,252,866
		29,024,414
ENERGY — 14.1%
Baker Hughes, Cl A	59,370	4,136,308
Chevron	54,877	10,608,273
ConocoPhillips	39,271	4,939,506
Exxon Mobil	104,384	16,109,583
Kinder Morgan	156,285	5,137,088
Valero Energy	23,080	5,829,546
Weatherford International PLC	27,182	2,999,534
		49,759,838
FINANCIALS — 25.7%
Allstate	21,072	4,578,103
American International Group	56,681	4,239,739
Axis Capital Holdings	36,544	3,669,383
Bank of America	240,606	12,862,797
Bank of New York Mellon	43,319	5,820,774
Berkshire Hathaway, Cl B *	8,645	4,094,272
Capital One Financial	24,280	4,644,764
Citigroup	80,935	10,358,061
First Horizon	212,072	5,293,317
Goldman Sachs Group	8,650	7,990,611
Hartford Insurance Group	23,903	3,270,169
JPMorgan Chase	17,529	5,490,609
Morgan Stanley	33,611	6,405,920
Prudential Financial	48,991	4,806,507
US Bancorp	58,658	3,323,562
Wells Fargo	42,917	3,529,065
		90,377,653
HEALTH CARE — 5.6%
Cardinal Health	22,368	4,314,340
Dexcom *	62,018	3,693,172
Gilead Sciences	42,251	5,528,121
COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
Quest Diagnostics	23,425	$4,549,135
STERIS PLC	7,181	1,557,415
		19,642,183
INDUSTRIALS — 7.6%
3M	22,856	3,348,861
AECOM	38,912	3,272,499
CSX	92,386	4,197,096
Cummins	5,682	3,812,679
FedEx	16,371	6,602,588
United Rentals	2,170	2,082,853
Waste Management	14,373	3,342,441
		26,659,017
INFORMATION TECHNOLOGY — 11.6%
Cisco Systems	69,357	6,346,165
Hewlett Packard Enterprise	152,428	4,385,353
Intel *	56,361	5,324,987
International Business Machines	19,969	4,612,440
Micron Technology	7,282	3,765,959
Microsoft	1,819	741,752
Motorola Solutions	6,953	3,052,576
QUALCOMM	12,177	2,186,746
Strategy, Cl A *	10,354	1,713,069
Texas Instruments	25,123	7,061,573
Western Digital	3,867	1,680,289
		40,870,909
MATERIALS — 3.7%
Linde PLC	8,620	4,319,827
Newmont	16,005	1,777,995
Steel Dynamics	31,009	7,090,518
		13,188,340
REAL ESTATE — 4.1%
First Industrial Realty Trust ‡	65,660	4,071,577
Jones Lang LaSalle *	4,945	1,573,153
Omega Healthcare Investors ‡	98,730	4,637,348
Welltower ‡	9,698	2,107,763
WP Carey ‡	27,921	2,036,279
		14,426,120
UTILITIES — 6.8%
American Electric Power	31,222	4,280,848
Entergy	50,495	5,953,866
FirstEnergy	107,507	5,108,733
Fortis	77,311	4,422,962
National Fuel Gas	49,509	4,177,569
		23,943,978
Total Common Stock
(Cost $272,125,218)		345,446,388
Total Investments in Securities— 98.1%
(Cost $272,125,218)		$345,446,388

Percentages are based on Net Assets of $352,245,073.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND
APRIL 30, 2026 (Unaudited)

See “Glossary” for abbreviations.

As of April 30, 2026, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND
APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.9%#

	Shares	Value
COMMUNICATION SERVICES — 14.1%
Alphabet, Cl A	46,292	$17,813,162
Alphabet, Cl C	37,699	14,398,756
Meta Platforms, Cl A	17,836	10,914,027
Netflix *	40,212	3,764,245
		46,890,190
CONSUMER DISCRETIONARY — 6.7%
Chewy, Cl A *	59,021	1,500,314
Darden Restaurants	12,566	2,520,237
DoorDash, Cl A *	11,452	1,931,380
Home Depot	4,054	1,332,955
Hyatt Hotels, Cl A	9,404	1,575,828
Tesla *	22,295	8,508,441
TJX	18,241	2,859,277
Viking Holdings *	25,214	2,065,278
		22,293,710
CONSUMER STAPLES — 3.8%
Coca-Cola	30,483	2,400,841
Costco Wholesale	3,324	3,372,298
Monster Beverage *	27,727	2,136,920
Walmart	34,942	4,609,898
		12,519,957
ENERGY — 0.8%
Baker Hughes, Cl A	36,807	2,564,344

FINANCIALS — 10.0%
Allstate	7,215	1,567,531
American Express	3,081	995,317
Bank of New York Mellon	13,782	1,851,887
Berkshire Hathaway, Cl B *	6,567	3,110,131
Evercore, Cl A	7,053	2,266,058
Goldman Sachs Group	3,324	3,070,612
JPMorgan Chase	22,457	7,034,206
Mastercard, Cl A	7,459	3,751,280
Morgan Stanley	17,998	3,430,239
Visa, Cl A	18,403	6,070,046
		33,147,307
HEALTH CARE — 2.1%
Boston Scientific *	25,943	1,494,576
Dexcom *	26,592	1,583,553
Gilead Sciences	13,701	1,792,639
Intuitive Surgical *	4,783	2,188,749
		7,059,517
INDUSTRIALS — 9.7%
API Group *	38,834	1,775,490
ATI *	16,620	2,583,745
Caterpillar	6,161	5,483,968
Cummins	3,394	2,277,408
Deere	2,897	1,708,853
EMCOR Group	2,594	2,312,992
GE Vernova	3,486	3,776,942
General Electric	13,053	3,784,456
Regal Rexnord	3,973	854,314
Uber Technologies *	35,510	2,649,401
United Rentals	1,946	1,867,849
COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
Waste Management	13,701	$3,186,168
		32,261,586
INFORMATION TECHNOLOGY — 46.5%
Advanced Micro Devices *	12,647	4,483,235
Apple	117,150	31,788,652
AppLovin, Cl A *	1,703	760,134
Arista Networks *	13,215	2,282,363
Broadcom	38,753	16,176,665
Cisco Systems	12,161	1,112,732
Cloudflare, Cl A *	5,999	1,229,615
Datadog, Cl A *	8,675	1,146,748
Everpure, Cl A *	38,104	2,722,531
International Business Machines	3,405	786,487
Intuit	5,999	2,330,611
KLA	892	1,561,312
Lam Research	8,675	2,236,935
Marvell Technology	13,135	2,169,245
Micron Technology	8,513	4,402,583
Microsoft	56,913	23,207,983
NVIDIA	179,737	35,870,113
ON Semiconductor *	26,592	2,680,740
Oracle	18,182	2,934,393
Palantir Technologies, Cl A *	12,242	1,702,985
Palo Alto Networks *	13,539	2,427,840
Salesforce	13,053	2,304,246
Sandisk *	973	1,066,904
Snowflake, Cl A *	7,833	1,068,970
Texas Instruments	11,107	3,121,956
Twilio, Cl A *	12,404	1,836,536
Western Digital	2,513	1,091,949
		154,504,463
MATERIALS — 1.2%
Amrize LTD	27,484	1,478,090
Ecolab	9,729	2,535,377
		4,013,467
REAL ESTATE — 2.1%
CBRE Group, Cl A *	11,918	1,701,056
Simon Property Group ‡	14,755	3,005,741
Welltower ‡	10,296	2,237,733
		6,944,530
UTILITIES — 0.9%
Entergy	25,700	3,030,287

Total Common Stock
(Cost $198,034,572)		325,229,358
Total Investments in Securities— 97.9%
(Cost $198,034,572)		$325,229,358

Percentages are based on Net Assets of $332,331,391.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND
APRIL 30, 2026 (Unaudited)

As of April 30, 2026, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP FUND
APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.4%

	Shares	Value
COMMUNICATION SERVICES — 1.2%
IMAX *	62,625	$2,381,003
CONSUMER DISCRETIONARY — 11.8%
Boot Barn Holdings *	14,359	2,461,850
Cheesecake Factory	39,067	2,456,142
Garrett Motion	125,334	3,209,804
Green Brick Partners *	35,922	2,422,580
Laureate Education, Cl A *	75,033	2,258,118
National Vision Holdings *	82,662	1,919,412
Phinia	43,846	3,163,489
Six Flags Entertainment *	115,190	2,163,268
TRI Pointe Group *	56,002	2,625,934
		22,680,597
CONSUMER STAPLES — 2.8%
Dole PLC	163,525	2,482,309
United Natural Foods *	60,529	3,027,661
		5,509,970
ENERGY — 6.3%
Excelerate Energy, Cl A	61,978	2,163,032
International Seaways	34,456	2,858,125
Liberty Energy, Cl A	94,315	3,186,904
Nabors Industries *	25,654	2,632,357
PBF Energy, Cl A	19,198	832,425
Uranium Energy *	37,391	556,752
		12,229,595
FINANCIALS — 18.5%
BankUnited	51,068	2,373,641
Bowhead Specialty Holdings *	62,793	1,493,217
Bread Financial Holdings	3,043	257,986
Civista Bancshares	104,543	2,599,984
Enterprise Financial Services	17,605	1,017,921
Essent Group	14,755	892,973
Fidelis Insurance Holdings	66,314	1,401,215
First Financial	33,534	2,202,178
FirstCash Holdings	13,668	2,982,631
Hamilton Insurance Group, Cl B	81,824	2,681,372
Hancock Whitney	38,313	2,586,511
Metropolitan Bank Holding	25,570	2,259,109
Moelis, Cl A	26,660	1,736,099
OFG Bancorp	22,719	1,044,165
Old Second Bancorp	118,795	2,448,365
Piper Sandler	31,187	2,719,506
Shore Bancshares	118,208	2,281,414
Valley National Bancorp	224,512	3,046,628
		36,024,915
HEALTH CARE — 15.2%
Adaptive Biotechnologies *	163,395	2,303,869
ARS Pharmaceuticals *	117,537	970,856
Axsome Therapeutics *	17,773	3,692,341
Bioventus, Cl A *	260,812	2,574,214
CG oncology *	20,959	1,398,804
Cogent Biosciences *	35,043	1,254,189
Denali Therapeutics *	50,888	952,623
Edgewise Therapeutics *	34,708	1,074,560
COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
Envista Holdings *	82,157	$2,131,153
Ideaya Biosciences *	35,714	1,039,277
Kymera Therapeutics *	14,336	1,162,219
Madrigal Pharmaceuticals *	3,353	1,734,809
Mirum Pharmaceuticals *	21,378	2,080,293
Newamsterdam Pharma *	32,696	933,798
Palvella Therapeutics *	6,958	892,851
RadNet *	38,732	2,190,295
Rhythm Pharmaceuticals *	14,084	1,145,874
Vericel *	31,103	1,080,207
Viridian Therapeutics *	52,313	705,179
		29,317,411
INDUSTRIALS — 15.6%
Atmus Filtration Technologies	36,720	2,328,048
Brink's	23,893	2,550,578
Copa Holdings, Cl A	16,599	1,920,172
GATX	7,498	1,469,008
Granite Construction	23,390	3,206,067
Helios Technologies	15,593	1,066,561
JBT Marel	3,437	405,910
Limbach Holdings *	15,090	1,505,529
LSI Industries	94,986	2,309,110
Maximus	24,312	1,595,353
Mistras Group *	125,753	2,374,217
Modine Manufacturing *	3,605	917,941
SkyWest *	20,204	1,659,153
Standex International	10,228	2,792,244
TAT Technologies *	29,762	1,092,563
Willis Lease Finance	12,743	2,474,054
Zurn Elkay Water Solutions	10,647	553,218
		30,219,726
INFORMATION TECHNOLOGY — 12.2%
ACI Worldwide *	44,684	1,931,242
Applied Digital *	41,079	1,406,956
Applied Optoelectronics *	4,527	744,058
Belden	20,624	2,319,788
Daktronics *	105,297	2,070,139
DigitalOcean Holdings *	24,141	2,327,917
Fastly, Cl A *	70,769	1,787,271
JFrog *	12,494	580,221
MaxLinear, Cl A *	21,479	1,519,639
Red Violet *	26,157	979,057
Semtech *	33,786	3,549,219
Viavi Solutions *	49,988	2,619,371
Workiva, Cl A *	32,109	1,717,189
		23,552,067
MATERIALS — 3.5%
Constellium, Cl A *	90,792	2,839,974
Element Solutions	18,051	768,792
FMC	29,510	453,864
NewMarket	1,174	793,178
Tronox Holdings PLC, Cl A	185,277	1,850,917
		6,706,725
REAL ESTATE — 7.1%
American Healthcare REIT ‡	58,266	2,958,747

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
REAL ESTATE— continued
CareTrust ‡	59,859	$2,361,438
Cushman & Wakefield *	157,108	2,205,796
Newmark Group, Cl A	81,488	1,313,587
Opendoor Technologies *	39,403	211,988
Outfront Media ‡	75,033	2,314,768
Tanger ‡	66,901	2,480,689
		13,847,013
UTILITIES — 2.2%
Southwest Gas Holdings	20,540	1,931,787
Spire	26,576	2,423,200
		4,354,987
Total Common Stock
(Cost $145,008,448)		186,824,009

RIGHT — 0.0%

	Number Of Rights
Blueprint Medicines*‡‡	4,287	—

Total Rights
(Cost $–)		—
Total Investments in Securities— 96.4%
(Cost $145,008,448)		$186,824,009

Percentages are based on Net Assets of $193,755,035.

*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration Date or Rate unavailable.

See “Glossary” for abbreviations.

As of April 30, 2026, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.7%#

	Shares	Value
COMMUNICATION SERVICES — 11.4%
Advantage Solutions *	20	$699
Alphabet, Cl A	32,174	12,380,555
Alphabet, Cl C	25,778	9,845,649
AMC Entertainment Holdings, Cl A *	2,758	4,192
AMC Networks, Cl A *	163	1,384
Angi, Cl A *	192	1,408
Anterix *	57	2,754
Arena Group Holdings *	246	620
Array Digital Infrastructure	82	4,075
AST SpaceMobile, Cl A *	1,227	90,675
AT&T	39,122	1,022,258
Atlanta Braves Holdings, Cl A *	52	2,752
Atlanta Braves Holdings, Cl C *	248	12,254
ATN International	53	1,480
Bandwidth, Cl A *	147	5,411
Boston Omaha, Cl A *	125	1,503
Bumble, Cl A *	372	1,544
Cable One *	24	2,196
Cardlytics *	270	242
Cargurus, Cl A *	424	15,459
Cars.com *	308	3,385
Charter Communications, Cl A *	466	76,969
Cinemark Holdings	554	16,354
Clear Channel Outdoor Holdings, Cl A *	1,421	3,410
Cogent Communications Holdings	256	5,798
Comcast, Cl A	20,095	543,369
CuriosityStream	227	715
DHI Group *	211	504
DoubleVerify Holdings *	764	8,419
EchoStar, Cl A *	742	91,370
Electronic Arts	1,389	281,092
Entravision Communications, Cl A	300	1,131
EverQuote, Cl A *	150	2,163
EW Scripps, Cl A *	374	1,791
Fox	1,029	65,331
Fox, Cl B	764	43,563
fuboTV, Cl A *	150	1,853
Getty Images Holdings *	511	393
Globalstar *	264	21,766
Gogo *	415	1,735
Gray Media	456	2,572
IAC *	347	15,462
Ibotta, Cl A *	76	2,675
IDT, Cl B	110	5,517
iHeartMedia *	580	3,463
IMAX *	234	8,897
Iridium Communications	491	19,183
John Wiley & Sons, Cl A	201	8,227
Liberty Broadband, Cl A *	90	3,459
Liberty Broadband, Cl C *	643	24,749
COMMON STOCK — continued

	Shares	Value
COMMUNICATION SERVICES— continued
Liberty Media -Liberty Formula One, Cl A *	130	$10,296
Liberty Media -Liberty Formula One, Cl C *	1,221	104,945
Live Nation Entertainment *	885	139,777
Lumen Technologies *	5,236	46,286
Madison Square Garden Entertainment, Cl A *	207	13,852
Madison Square Garden Sports *	98	33,561
Magnite *	755	9,675
Marcus	119	2,097
Match Group	1,305	48,833
MediaAlpha, Cl A *	170	1,447
Meta Platforms, Cl A	12,103	7,405,947
Millicom International Cellular	532	45,156
National CineMedia	331	1,122
Netflix *	23,332	2,184,109
New York Times, Cl A	863	68,203
News	2,078	54,693
News, Cl B	671	20,452
Nexstar Media Group, Cl A	157	32,678
Nextdoor Holdings *	1,210	1,936
NIQ Global Intelligence *	498	5,443
Omnicom Group	1,738	133,331
Optimum Communications, Cl A *	1,420	2,244
Pinterest, Cl A *	3,126	61,457
Playstudios *	474	197
Playtika Holding	400	1,462
PSQ Holdings, Cl A *	157	106
PubMatic, Cl A *	205	2,005
QuinStreet *	286	3,649
Reddit, Cl A *	716	105,417
ROBLOX, Cl A *	3,434	189,763
Roku, Cl A *	723	84,273
Rumble *	473	3,562
Scholastic	98	3,955
Shenandoah Telecommunications	261	4,106
Shutterstock	131	2,118
Sinclair	206	3,203
Sirius XM Holdings	1,014	27,317
Skillz, Cl A *	8	64
Snap, Cl A *	6,245	37,907
Sphere Entertainment *	144	20,513
Spok Holdings	104	1,112
Spotify Technology *	762	340,271
Stagwell, Cl A *	498	3,122
Starz Entertainment *	69	1,265
Stubhub Holdings, Cl A *	223	1,626
System1 *	22	70
Take-Two Interactive Software *	995	212,691
Teads Holding *	190	166
Telephone and Data Systems	532	23,972
Thryv Holdings *	216	773
TKO Group Holdings, Cl A	355	66,062
T-Mobile US	2,662	520,421
Toro Combineco *	162	930

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
COMMUNICATION SERVICES— continued
Trade Desk, Cl A *	2,433	$57,394
TripAdvisor *	624	6,945
Trump Media & Technology Group *	878	8,034
Uniti Group *	1,280	15,139
Urban One *	9	41
Urban One, Cl A *	2	12
USA TODAY *	755	5,459
Verizon Communications	21,444	1,029,955
Vivid Seats, Cl A *	21	138
Walt Disney	9,865	1,023,494
Warner Bros Discovery *	13,026	352,353
Warner Music Group, Cl A	785	22,192
Yelp, Cl A *	323	8,915
Ziff Davis *	210	9,609
ZipRecruiter, Cl A *	372	1,086
ZoomInfo Technologies, Cl A *	1,367	8,544
		39,301,373
CONSUMER DISCRETIONARY — 6.8%
1-800-Flowers.com, Cl A *	127	450
Abercrombie & Fitch, Cl A *	250	21,338
Academy Sports & Outdoors	356	19,523
Acushnet Holdings	148	14,329
Adient PLC *	415	8,736
ADT	2,782	20,948
Adtalem Global Education *	186	21,431
Advance Auto Parts	321	19,103
Airbnb, Cl A *	2,074	291,107
Allbirds, Cl A *	29	189
American Axle & Manufacturing Holdings *	599	3,420
American Eagle Outfitters	838	14,598
American Public Education *	82	4,768
America's Car-Mart *	38	464
Aptiv PLC *	1,188	71,589
Aramark	1,449	66,205
Arhaus, Cl A	276	2,042
Arko	290	1,914
Asbury Automotive Group *	104	21,184
AutoNation *	190	40,352
AutoZone *	92	340,771
BARK *	19	178
Barnes & Noble Education *	113	1,114
Bath & Body Works	1,099	21,365
Beazer Homes USA *	148	3,195
Bed Bath & Beyond *	367	1,798
Best Buy	1,085	65,632
Biglari Holdings, Cl B *	4	1,237
BJ's Restaurants *	111	4,262
Bloomin' Brands	402	2,452
Booking Holdings	4,477	753,748
Boot Barn Holdings *	168	28,804
BorgWarner	1,181	67,282
Bright Horizons Family Solutions *	312	25,306
Brilliant Earth Group, Cl A	72	107
COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY— continued
Brinker International *	239	$36,385
Brunswick	356	28,284
Buckle	170	9,454
Build-A-Bear Workshop, Cl A	66	2,438
Burlington Stores *	348	111,364
Caleres	175	2,293
Callaway Golf *	753	11,521
Camping World Holdings, Cl A	312	2,555
Capri Holdings *	628	12,252
CarMax *	785	30,858
Carnival	6,341	168,100
CarParts.com *	353	335
Carriage Services, Cl A	78	3,830
Carter's	192	6,935
Carvana, Cl A *	737	291,705
Cato, Cl A *	81	232
Cava Group *	553	51,656
Cavco Industries *	43	21,801
Century Communities	139	7,787
Champion Homes *	306	23,326
Cheesecake Factory	248	15,592
Chegg *	518	565
Chewy, Cl A *	1,295	32,919
Children's Place *	39	124
Chipotle Mexican Grill, Cl A *	7,304	248,263
Choice Hotels International	138	13,673
Citi Trends *	26	1,266
Clarus	156	406
Columbia Sportswear	134	8,163
Cooper-Standard Holdings *	91	2,736
Coursera *	745	4,433
Cracker Barrel Old Country Store	118	3,696
Cricut, Cl A	242	1,043
Crocs *	277	28,248
Dana	642	23,401
Darden Restaurants	639	128,158
Dave & Buster's Entertainment *	145	1,634
Deckers Outdoor *	805	82,271
Designer Brands, Cl A	188	1,410
Destination XL Group *	243	150
Dick's Sporting Goods	357	81,010
Dillard's, Cl A	16	9,108
Dine Brands Global	73	2,028
Domino's Pizza	170	57,701
DoorDash, Cl A *	1,971	332,409
Dorman Products *	149	16,764
DR Horton	1,451	223,251
Dream Finders Homes, Cl A *	157	2,292
Driven Brands Holdings *	318	4,315
Duluth Holdings, Cl B *	66	218
Duolingo, Cl A *	211	23,231
Dutch Bros, Cl A *	702	40,372
eBay	2,508	259,528
Eightco Holdings *	900	710
El Pollo Loco Holdings *	128	1,731
Empery Digital *	190	893

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY— continued
Envela *	36	$634
Escalade	48	898
Ethan Allen Interiors	129	2,753
Etsy *	518	33,328
European Wax Center, Cl A *	135	783
EVgo, Cl A *	692	1,453
Expedia Group	644	159,950
Faraday Future Intelligent Electric *	1,055	460
Figs, Cl A *	472	7,061
First Watch Restaurant Group *	318	4,172
Five Below *	300	70,698
Floor & Decor Holdings, Cl A *	595	28,798
Ford Motor	21,712	262,281
Fox Factory Holding *	223	3,958
Frontdoor *	398	27,315
Funko, Cl A *	193	851
GameStop, Cl A *	2,267	56,562
Gap	1,385	34,057
Garmin	908	228,035
Garrett Motion	890	22,793
GEN Restaurant Group, Cl A	22	36
General Motors	5,024	386,295
Genesco *	53	1,881
Gentex	1,215	28,079
Gentherm *	161	4,846
Genuine Parts	771	82,674
GigaCloud Technology, Cl A *	123	5,472
G-III Apparel Group	194	6,051
Global Business Travel Group I *	904	5,297
Gold.com	99	4,474
Goodyear Tire & Rubber *	1,480	10,478
GoPro, Cl A *	627	1,035
Graham Holdings, Cl B	17	19,083
Grand Canyon Education *	152	25,699
Green Brick Partners *	165	11,128
Group 1 Automotive	69	24,624
Groupon, Cl A *	136	1,933
GrowGeneration *	296	391
H&R Block	693	21,989
Hamilton Beach Brands Holding, Cl A	28	583
Harley-Davidson	634	15,146
Hasbro	776	74,372
Haverty Furniture	72	1,594
Helen of Troy *	122	2,824
Hilton Grand Vacations *	355	16,674
Hilton Worldwide Holdings	1,268	410,921
Holley *	427	1,409
Home Depot	5,537	1,820,566
Hooker Furnishings	57	693
Hovnanian Enterprises, Cl A *	24	2,699
Hyatt Hotels, Cl A	224	37,536
Installed Building Products	128	36,934
J Jill	36	459
Jack in the Box	97	1,222
COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY— continued
JAKKS Pacific	45	$979
Johnson Outdoors, Cl A	25	1,316
KB Home	291	15,420
KinderCare Learning *	172	676
Kohl's	583	8,261
Kontoor Brands	305	22,375
Krispy Kreme	439	1,730
Kura Sushi USA, Cl A *	34	1,872
Lands' End *	62	700
Latham Group *	294	1,785
Laureate Education, Cl A *	695	20,916
La-Z-Boy, Cl Z	218	7,573
LCI Industries	126	15,022
Lear	287	36,486
Legacy Housing *	45	979
Leggett & Platt	710	7,718
Lennar, Cl A	1,139	102,852
Lennar, Cl B	51	4,507
Leslie's *	33	56
Levi Strauss, Cl A	547	12,187
LGI Homes *	108	5,289
Liberty Live Holdings, Cl A *	134	12,222
Liberty Live Holdings, Cl C *	330	30,888
Life Time Group Holdings *	763	20,456
Lifetime Brands	70	473
Lincoln Educational Services *	145	5,965
Lindblad Expeditions Holdings *	206	3,817
Lithia Motors, Cl A	133	38,586
LKQ	1,415	44,686
Lovesac *	72	1,138
Lowe's	3,119	744,786
Lucid Group, Cl A *	700	4,458
Lucky Strike Entertainment	68	541
Lululemon Athletica *	589	81,105
M/I Homes *	136	17,883
Macy's	1,405	27,468
Malibu Boats, Cl A *	100	2,560
Marine Products	51	404
MarineMax *	104	2,989
Marriott International, Cl A	1,187	429,326
Marriott Vacations Worldwide	169	12,170
MasterCraft Boat Holdings *	84	1,961
Mattel *	1,716	25,877
Matthews International, Cl A	160	4,566
McDonald's	3,963	1,163,497
McGraw Hill *	135	1,632
Meritage Homes	381	25,657
Mister Car Wash *	543	3,844
Mohawk Industries *	285	30,085
Monro	152	2,669
Motorcar Parts of America *	83	931
Movado Group	80	2,179
Murphy USA	95	55,860
Nathan's Famous	14	1,405
National Vision Holdings *	418	9,706
Nerdy *	274	245

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY— continued
NIKE, Cl B	6,511	$288,828
Noodles, Cl A *	24	299
Norwegian Cruise Line Holdings *	2,520	45,814
NVR *	15	94,738
Ollie's Bargain Outlet Holdings *	341	29,500
On Holding, Cl A *	1,292	46,008
OneSpaWorld Holdings	530	13,070
OneWater Marine, Cl A *	64	601
O'Reilly Automotive *	4,660	463,204
Outdoor Holding *	473	960
Oxford Industries	77	3,299
Papa John's International	167	6,044
Paramount Skydance, Cl B	4,920	50,381
Patrick Industries	172	15,996
Peloton Interactive, Cl A *	2,148	11,707
Penske Automotive Group	96	16,466
Perdoceo Education	340	11,540
Petco Health & Wellness, Cl A *	429	1,218
PetMed Express *	110	246
Phinia	201	14,502
Planet Fitness, Cl A *	460	30,668
Polaris	284	18,821
Pool	181	38,611
Portillo's, Cl A *	373	2,331
PulteGroup	1,078	131,904
Purple Innovation, Cl A *	301	149
Pursuit Attractions and Hospitality *	113	4,755
PVH	250	22,860
QuantumScape, Cl A *	2,434	17,744
QVC Group *	43	15
Ralph Lauren, Cl A	209	74,956
RealReal *	566	6,730
Revolve Group, Cl A *	217	5,523
RH *	83	10,953
RideNow Group, Cl B *	80	585
Rivian Automotive, Cl A *	5,003	82,049
Rocky Brands	39	1,430
Ross Stores	1,761	401,138
Royal Caribbean Cruises	1,318	347,636
Sabre *	2,068	3,784
Sally Beauty Holdings *	524	7,430
Savers Value Village *	205	1,732
Serve Robotics *	355	3,348
Service International	756	61,259
Shake Shack, Cl A *	207	21,209
SharkNinja *	467	53,953
SHARPLINK INC *	1,056	7,603
Shoe Carnival	95	1,759
Signet Jewelers	206	18,340
Six Flags Entertainment *	496	9,315
Sleep Number *	110	331
Smith Douglas Homes, Cl A *	44	624
Solid Power *	866	2,988
Somnigroup International	1,124	85,267
Sonic Automotive, Cl A	76	5,985
COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY— continued
Sonos *	635	$9,417
Sportsman's Warehouse Holdings *	194	274
Standard Motor Products	113	4,223
Starbucks	6,330	666,739
Stellantis *	10,477	76,273
Steven Madden	384	14,423
Stitch Fix, Cl A *	585	2,129
Stoneridge *	147	1,029
Strategic Education	117	9,173
Strattec Security *	21	1,580
Stride *	222	21,570
Superior Group of	58	654
Sweetgreen, Cl A *	530	3,646
Tapestry	1,130	163,895
Target Hospitality *	174	2,530
Taylor Morrison Home, Cl A *	529	32,131
Tesla *	16,191	6,178,971
Texas Roadhouse, Cl A	366	58,922
Thor Industries	280	22,131
ThredUp, Cl A *	532	2,282
Tilly's, Cl A *	78	317
TJX	6,161	965,737
Toll Brothers	525	74,624
TopBuild *	155	68,619
Torrid Holdings *	176	303
Tractor Supply	2,929	102,808
Traeger *	9	360
Travel + Leisure	344	22,243
TRI Pointe Group *	462	21,663
Tron *	261	501
Udemy *	532	2,522
Ulta Beauty *	246	132,220
Under Armour, Cl A *	1,018	6,403
Under Armour, Cl C *	619	3,757
United Parks & Resorts *	140	4,935
Universal Electronics *	67	282
Universal Technical Institute *	266	9,983
Upbound Group, Cl A	283	5,592
Urban Outfitters *	361	25,393
Vail Resorts	197	25,054
Valvoline *	704	23,394
Venu Holding *	152	585
Vera Bradley *	91	374
Versigent *	384	13,429
VF	2,139	40,491
Victoria's Secret *	439	22,753
Viking Holdings *	1,007	82,483
Visteon	145	16,198
Warby Parker, Cl A *	540	11,945
Wayfair, Cl A *	569	36,376
Wendy's	850	5,916
Weyco Group	31	1,023
Whirlpool	301	16,874
Williams-Sonoma	658	119,236
Wingstop	152	24,937
Winmark	17	6,468

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
CONSUMER DISCRETIONARY— continued
Winnebago Industries	146	$4,761
Wolverine World Wide	435	7,404
Wyndham Hotels & Resorts	411	33,447
XPEL *	129	6,143
Xponential Fitness, Cl A *	145	954
YETI Holdings *	417	16,455
Yum! Brands	1,543	246,340
Zumiez *	71	1,744
		23,613,679
CONSUMER STAPLES — 4.5%
Albertsons, Cl A	1,972	33,228
Alico	31	1,290
Andersons	173	13,587
Archer-Daniels-Midland	2,655	197,904
B&G Foods	416	2,305
Beauty Health *	396	337
BellRing Brands *	637	11,339
Beyond Meat *	2,186	2,151
BJ's Wholesale Club Holdings *	724	67,976
Boston Beer, Cl A *	41	9,719
BRC, Cl A *	421	455
Brown-Forman, Cl A	230	6,044
Brown-Forman, Cl B	1,586	40,871
Bunge Global	883	112,203
Calavo Growers	90	2,534
Cal-Maine Foods	228	17,615
Campbell's	1,203	25,010
Casey's General Stores	205	168,541
Celsius Holdings *	1,074	36,054
Central Garden & Pet *	42	1,555
Central Garden & Pet, Cl A *	265	8,893
Chefs' Warehouse *	198	15,365
Clorox	675	65,097
Coca-Cola	19,606	1,544,169
Coca-Cola Consolidated	420	86,129
Colgate-Palmolive	4,469	381,474
Conagra Brands	2,644	37,941
Constellation Brands, Cl A	750	117,435
Costco Wholesale	2,464	2,499,802
Coty, Cl A *	1,993	4,903
Darling Ingredients *	869	55,816
Dole PLC	380	5,768
Dollar General	1,221	141,489
Dollar Tree *	1,028	99,829
Edgewell Personal Care	249	5,615
elf Beauty *	313	20,023
Energizer Holdings	366	7,166
Estee Lauder, Cl A	1,198	91,899
Flowers Foods	1,054	9,549
Fresh Del Monte Produce	212	8,881
Freshpet *	260	17,519
General Mills	2,958	104,447
Grocery Outlet Holding *	506	4,002
Hain Celestial Group *	474	310
Herbalife *	542	8,997
COMMON STOCK — continued

	Shares	Value
CONSUMER STAPLES— continued
Hershey	809	$150,264
HF Foods Group *	210	405
Honest *	517	1,809
Hormel Foods	1,618	34,738
Ingles Markets, Cl A	78	7,135
Ingredion	351	39,221
Interparfums	98	8,940
J&J Snack Foods	80	7,061
JBS, Cl A *	2,067	33,196
JM Smucker	567	55,583
John B Sanfilippo & Son	48	3,926
Kenvue	10,510	184,240
Keurig Dr Pepper	7,184	211,210
Kimberly-Clark	1,843	181,406
Kraft Heinz	4,748	107,590
Kroger	3,217	218,981
Lamb Weston Holdings	765	33,316
Lifeway Foods *	27	725
Limoneira	89	1,133
Mama's Creations *	197	2,795
Maplebear *	1,081	45,780
Marzetti	106	13,810
McCormick	1,408	71,583
Medifast *	56	609
MGP Ingredients	84	1,675
Mission Produce *	204	2,827
Molson Coors Beverage, Cl B	915	39,107
Mondelez International, Cl A	7,162	440,033
Monster Beverage *	3,883	299,263
National Beverage *	128	4,380
Natural Grocers by Vitamin Cottage	67	1,940
Nature's Sunshine Products *	73	1,983
Niagen Bioscience *	266	1,258
Nu Skin Enterprises, Cl A	254	1,854
Oil-Dri Corp of America	53	3,866
Olaplex Holdings *	503	1,021
PepsiCo	7,595	1,203,732
Performance Food Group *	815	73,806
Pilgrim's Pride	225	7,448
Post Holdings *	247	25,873
PriceSmart	142	22,283
Primo Brands, Cl A	1,385	28,226
Procter & Gamble	12,923	1,900,844
Reynolds Consumer Products	292	6,123
Seaboard	1	5,686
Seneca Foods, Cl A *	26	3,636
Simply Good Foods *	453	6,057
Smithfield Foods	245	6,439
Spectrum Brands Holdings	120	9,912
Sprouts Farmers Market *	539	44,117
Sysco	2,659	198,654
Target	2,513	326,062
Tootsie Roll Industries	98	4,120
Tyson Foods, Cl A	1,550	99,309
United Natural Foods *	315	15,756

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
CONSUMER STAPLES— continued
Upexi *	258	$341
US Foods Holding *	1,232	115,180
USANA Health Sciences *	58	1,105
Utz Brands	386	3,073
Village Super Market, Cl A	48	2,068
Vita Coco *	257	16,959
Vital Farms *	195	2,662
Waldencast PLC, Cl A *	273	243
Walmart	24,075	3,176,215
WD-40	72	15,117
Weis Markets	73	5,123
Westrock Coffee *	291	1,714
Zevia PBC, Cl A *	232	297
		15,636,079
ENERGY — 4.1%
Aemetis *	333	1,049
American Resources, Cl A *	542	1,257
Amplify Energy *	210	1,344
Antero Midstream	1,828	39,960
Antero Resources *	1,606	63,051
APA	1,964	79,994
Archrock	950	36,812
Ardmore Shipping	212	3,757
Atlas Energy Solutions, Cl A	433	7,526
Baker Hughes, Cl A	5,485	382,140
Borr Drilling	1,287	7,761
Bristow Group	136	6,682
Cactus, Cl A	369	20,561
California Resources	420	28,662
Calumet *	450	14,724
Centrus Energy, Cl A *	90	18,986
Cheniere Energy	1,170	321,691
Chevron	10,476	2,025,058
Chord Energy	313	45,573
Clean Energy Fuels *	885	2,035
CNX Resources *	704	27,393
Comstock Resources *	424	7,386
ConocoPhillips	6,868	863,857
Core Laboratories	173	2,534
Core Natural Resources	267	23,961
Coterra Energy	4,120	147,949
Crescent Energy, Cl A	1,387	18,649
CVR Energy *	162	5,369
Delek US Holdings	316	14,722
Devon Energy	3,464	177,946
DHT Holdings	717	13,250
Diamondback Energy	1,028	211,388
DMC Global *	102	630
Dorian LPG	214	8,250
DT Midstream	564	83,466
Empire Petroleum *	77	216
EOG Resources	3,012	423,397
EQT	3,449	207,216
Evolution Petroleum	160	768
Excelerate Energy, Cl A	126	4,397
COMMON STOCK — continued

	Shares	Value
ENERGY— continued
Expand Energy	1,322	$135,042
Expro Group Holdings *	539	9,815
Exxon Mobil	23,381	3,608,390
FLEX LNG	167	5,416
Flowco Holdings, Cl A	125	3,104
Forum Energy Technologies *	57	3,584
FutureFuel	141	702
Gevo *	1,253	2,393
Golar LNG	537	29,530
Granite Ridge Resources	386	2,328
Green Plains *	365	6,344
Gulfport Energy *	85	16,366
Halliburton	4,201	177,702
Helix Energy Solutions Group *	741	7,669
Helmerich & Payne	486	19,625
Hess Midstream, Cl A	716	27,996
HF Sinclair	877	58,943
HighPeak Energy	113	766
Infinity Natural Resources, Cl A *	86	1,401
Innovex International *	246	6,831
International Seaways	262	21,733
Kinder Morgan	10,762	353,747
Kinetik Holdings, Cl A	251	12,686
Kodiak Gas Services	479	32,476
Liberty Energy, Cl A	866	29,262
Lightbridge *	165	2,153
Magnolia Oil & Gas, Cl A	991	29,968
Mammoth Energy Services *	136	389
Marathon Petroleum	1,668	414,148
Matador Resources	637	40,411
Murphy Oil	747	31,195
Nabors Industries *	75	7,696
NACCO Industries, Cl A	19	915
National Energy Services Reunited *	308	7,681
Natural Gas Services Group	65	2,645
Navigator Holdings	135	2,943
New Era Energy & Digital *	235	926
New Fortress Energy, Cl A *	1,029	712
NextDecade *	726	5,685
Noble PLC	701	35,772
Nordic American Tankers	1,087	6,065
Northern Oil & Gas	512	13,906
NOV	2,008	41,084
Occidental Petroleum	3,989	241,654
Oil States International *	298	3,421
ONEOK	3,495	323,148
OPAL Fuels, Cl A *	129	279
Ovintiv	1,401	86,232
Par Pacific Holdings *	258	16,943
Patterson-UTI Energy	1,999	24,428
PBF Energy, Cl A	448	19,425
Peabody Energy	652	17,382
Phillips 66	2,238	400,938
PrimeEnergy Resources *	1	222
ProFrac Holding, Cl A *	176	1,327

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
ENERGY— continued
ProPetro Holding *	559	$9,576
Range Resources	1,301	56,593
Ranger Energy Services, Cl A	100	1,746
REX American Resources *	154	7,469
Riley Exploration Permian	79	2,857
Ring Energy *	962	1,809
RPC	563	4,436
Sable Offshore *	647	9,284
SandRidge Energy	170	2,643
Scorpio Tankers	244	19,844
SEACOR Marine Holdings *	122	927
Seadrill *	319	15,851
Select Water Solutions, Cl A	524	8,767
SLB	8,304	472,321
SM Energy	610	18,925
Solaris Energy Infrastructure, Cl A	249	18,386
Summit Midstream *	55	1,741
Talos Energy *	653	10,396
Targa Resources	1,175	305,594
Teekay	288	3,848
TETRA Technologies *	645	6,140
Texas Pacific Land	321	142,418
Tidewater *	229	20,457
Transocean *	5,543	37,803
Uranium Energy *	2,642	39,339
VAALCO Energy	547	3,594
Valaris *	316	32,226
Valero Energy	1,688	426,355
Venture Global, Cl A	662	8,785
Viper Energy, Cl A	935	46,170
Vitesse Energy	157	2,945
W&T Offshore	531	2,235
Weatherford International PLC	391	43,147
Williams	6,758	515,703
World Kinect	288	7,767
		14,013,008
FINANCIALS — 13.2%
1st Source	90	6,618
Abacus Global Management	232	2,204
Acacia Research *	184	935
Acadian Asset Management	147	9,900
Accelerant Holdings, Cl A *	294	3,825
ACNB	54	2,737
Adamas Trust ‡	452	4,059
Affiliated Managers Group	150	44,200
Affirm Holdings, Cl A *	1,440	92,563
AGNC Investment ‡	5,921	65,249
AI Financial *	662	497
Alerus Financial	112	3,017
Allstate	1,432	311,116
Ally Financial	1,533	68,050
AlTi Global *	192	680
Amalgamated Financial	96	3,924
Amerant Bancorp, Cl A	217	4,984
COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
American Coastal Insurance	119	$1,416
American Express	2,728	881,280
American Financial Group	399	53,175
American International Group	2,992	223,802
Ameriprise Financial	516	244,992
Ameris Bancorp	359	30,605
AMERISAFE	101	3,060
Angel Oak Mortgage REIT ‡	108	980
Annaly Capital Management ‡	3,790	86,791
Aon PLC, Cl A	1,157	360,579
Apollo Commercial Real Estate Finance ‡	746	8,161
Apollo Global Management	2,278	293,224
Arbor Realty Trust ‡	997	7,876
Arch Capital Group *	1,924	181,741
Ares Commercial Real Estate ‡	275	1,438
Ares Management, Cl A	1,168	137,123
ARMOUR Residential REIT ‡	603	10,577
Arrow Financial	76	2,801
Arthur J Gallagher	1,419	292,882
Artisan Partners Asset Management, Cl A	367	13,740
Associated Banc-Corp	901	25,372
Assurant	277	65,447
Assured Guaranty	233	19,083
Atlantic Union Bankshares	777	29,247
Atlanticus Holdings *	29	2,303
Axis Capital Holdings	409	41,068
Axos Financial *	302	29,125
Bakkt, Cl A *	82	707
Baldwin Insurance Group, Cl A *	405	9,202
Banc of California	703	13,167
BancFirst	104	11,607
Banco Latinoamericano de Comercio Exterior, Cl E	155	8,282
Bancorp *	222	13,282
Bank First	59	8,573
Bank of America	37,365	1,997,533
Bank of Hawaii	212	16,856
Bank of Marin Bancorp	78	2,000
Bank of New York Mellon	3,787	508,859
Bank OZK	579	27,885
Bank7	22	945
BankUnited	397	18,453
Bankwell Financial Group	32	1,655
Banner	180	12,044
Bar Harbor Bankshares	85	2,911
BayCom	55	1,649
BCB Bancorp	83	842
Berkshire Hathaway, Cl B *	7,605	3,601,728
Better Home & Finance Holding, Cl A *	50	2,056
BGC Group, Cl A	1,923	21,595
Blackrock	778	829,037
Blackstone, Cl A	4,065	510,483
Blackstone Mortgage Trust, Cl A ‡	844	16,028

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Block, Cl A *	3,006	$211,953
Blue Owl Capital, Cl A	3,638	35,471
Blue Ridge Bankshares	340	1,166
BOK Financial	115	15,386
Bowhead Specialty Holdings *	106	2,521
BRC Group Holdings *	101	868
Bread Financial Holdings	240	20,347
Bridgewater Bancshares *	113	2,049
Brighthouse Financial *	305	18,989
BrightSpire Capital, Cl A ‡	684	3,967
Brown & Brown	1,663	100,029
Burke & Herbert Financial Services	70	4,502
Business First Bancshares	165	4,518
Byline Bancorp	142	4,565
California BanCorp	131	2,448
Camden National	89	4,287
Cannae Holdings	228	3,080
Cantaloupe *	339	3,702
Capital Bancorp	59	1,858
Capital City Bank Group	73	3,370
Capital One Financial	3,411	652,507
Capitol Federal Financial	646	4,961
Carlyle Group	1,442	72,201
Carter Bankshares *	115	2,944
Cass Information Systems	67	3,168
Cathay General Bancorp	345	19,330
Cboe Global Markets	582	174,652
Central Pacific Financial	139	4,626
Charles Schwab	9,274	849,869
Chemung Financial	23	1,527
Chime Financial, Cl A *	1,472	32,178
Chimera Investment ‡	431	5,926
ChoiceOne Financial Services	76	2,282
Chubb	2,006	655,962
Cincinnati Financial	853	139,551
Citigroup	9,922	1,269,818
Citizens, Cl A *	242	1,307
Citizens & Northern	90	1,987
Citizens Financial Group	2,235	145,387
Citizens Financial Services	24	1,528
City Holding	75	9,222
Civista Bancshares	109	2,711
Claros Mortgage Trust *‡	642	1,695
CME Group, Cl A	2,001	575,928
CNB Financial	156	4,728
Coastal Financial *	69	5,218
Cohen & Steers	147	10,333
Coinbase Global, Cl A *	1,234	231,708
Colony Bankcorp	111	2,202
Columbia Banking System	1,629	48,215
Columbia Financial *	142	2,731
Commerce Bancshares	803	41,777
Community Financial System	282	17,868
Community Trust Bancorp	84	5,454
Community West Bancshares	91	2,159
COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Compass Diversified Holdings	359	$4,240
ConnectOne Bancorp	258	7,525
Consumer Portfolio Services *	51	463
Corebridge Financial	1,584	43,623
Corpay *	376	115,233
Crawford, Cl A	96	1,031
Credit Acceptance *	24	12,118
Cullen	335	48,552
Customers Bancorp *	170	12,966
CVB Financial	895	18,231
Dave *	63	17,135
DigitalBridge Group	969	15,078
Dime Community Bancshares	227	8,147
Donegal Group, Cl A	90	1,514
Donegal Group, Cl B	4	77
Donnelley Financial Solutions *	135	6,791
Dynex Capital ‡	1,050	14,301
Eagle Bancorp	150	3,878
East West Bancorp	759	95,991
Eastern Bankshares	1,210	24,478
Ellington Financial ‡	653	8,652
Employers Holdings	119	5,012
Enact Holdings	153	6,538
Encore Capital Group *	115	9,519
Enova International *	126	21,346
Enterprise Financial Services	192	11,101
Equitable Holdings	1,587	66,971
Equity Bancshares, Cl A	86	3,899
Erie Indemnity, Cl A	140	30,650
Esquire Financial Holdings	39	4,100
Essent Group	519	31,410
Euronet Worldwide *	213	15,384
Evercore, Cl A	201	64,579
Everest Group	231	82,412
EVERTEC	341	10,070
EZCORP, Cl A *	297	9,736
F&G Annuities & Life	197	5,647
FactSet Research Systems	206	46,881
Farmers & Merchants Bancorp	69	1,848
Farmers National Banc	300	4,227
FB Bancorp *	93	1,300
FB Financial	246	13,290
Federal Agricultural Mortgage, Cl A	5	664
Federal Agricultural Mortgage, Cl C	49	8,516
Federated Hermes, Cl B	416	24,165
Fidelis Insurance Holdings	308	6,508
Fidelity D&D Bancorp	24	1,082
Fidelity National Financial	1,423	74,423
Fidelity National Information Services	2,879	133,960
Fifth Third Bancorp	4,970	252,255
Finance of America, Cl A *	37	731
Financial Institutions	105	3,577
Finwise Bancorp *	51	793

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
First American Financial	544	$38,151
First Bancorp	54	1,537
First Bancorp	218	12,587
First BanCorp	827	20,080
First Bank	124	1,840
First Busey	459	12,029
First Business Financial Services	40	2,248
First Citizens BancShares, Cl A	47	93,240
First Commonwealth Financial	538	9,905
First Community Bankshares	96	4,092
First Financial	58	3,809
First Financial Bancorp	544	16,472
First Financial Bankshares	653	21,072
First Hawaiian	664	18,114
First Horizon	2,703	67,467
First Internet Bancorp	43	986
First Interstate BancSystem, Cl A	466	16,538
First Merchants	328	13,264
First Mid Bancshares	110	4,630
FirstCash Holdings	213	46,481
Firstsun Capital Bancorp *	143	5,040
Fiserv *	2,969	186,008
Five Star Bancorp	78	3,155
Flushing Financial	174	2,805
Flywire *	611	8,255
FNB	1,959	34,968
Franklin BSP Realty Trust ‡	433	3,940
Franklin Resources	1,710	51,249
FS Bancorp	37	1,504
Fulton Financial	1,053	22,729
FVCBankcorp	81	1,268
Galaxy Digital, Cl A *	1,005	27,577
GBank Financial Holdings *	49	1,443
GCM Grosvenor	276	3,014
Genworth Financial, Cl A *	2,109	18,538
German American Bancorp	188	8,097
Glacier Bancorp	719	35,267
Global Payments	1,307	94,052
Globe Life	439	67,738
GoHealth, Cl A *	49	55
Goldman Sachs Group	1,661	1,534,382
Goosehead Insurance, Cl A *	127	5,688
Granite Point Mortgage Trust ‡	239	358
Great Southern Bancorp	48	3,275
Green Dot, Cl A *	289	3,627
Greene County Bancorp	37	890
Greenlight Capital Re, Cl A *	128	2,345
Hagerty, Cl A *	223	2,266
Hamilton Insurance Group, Cl B	246	8,061
Hamilton Lane, Cl A	215	19,778
Hancock Whitney	456	30,785
Hanmi Financial	158	4,726
Hanover Insurance Group	177	33,221
Hartford Insurance Group	1,545	211,371
HBT Financial	60	1,666
HCI Group	60	9,214
COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Heritage Financial	180	$4,954
Heritage Insurance Holdings *	128	3,753
Hilltop Holdings	232	8,739
Hingham Institution For Savings The	9	2,558
Hippo Holdings *	102	2,686
Home Bancorp	36	2,239
Home BancShares	1,022	27,461
HomeTrust Bancshares	84	3,836
Hope Bancorp	659	8,205
Horace Mann Educators	216	9,815
Horizon Bancorp	267	4,833
Houlihan Lokey, Cl A	300	46,425
Huntington Bancshares	11,123	186,416
Independent Bank	272	21,244
Independent Bank/MI	108	3,587
Innventure *	312	2,031
Interactive Brokers Group, Cl A	2,403	191,038
Intercontinental Exchange	3,154	498,616
International Bancshares	315	22,598
International Money Express *	148	2,355
Invesco	2,433	63,769
Invesco Mortgage Capital ‡	369	3,000
Investar Holding	67	1,857
Investors Title	7	1,657
Jack Henry & Associates	400	61,500
Jackson Financial, Cl A	370	42,835
James River Group Holdings	195	1,209
Janus Henderson Group PLC	675	34,837
Jefferies Financial Group	824	39,733
John Marshall Bancorp	67	1,407
JPMorgan Chase	14,741	4,617,323
Kearny Financial	305	2,452
Kemper	312	10,511
Kestrel Group *	41	399
KeyCorp	6,116	135,225
Kinsale Capital Group	122	39,480
KKR	3,795	395,970
KKR Real Estate Finance Trust ‡	291	1,784
Ladder Capital, Cl A ‡	606	6,230
Lakeland Financial	135	8,170
Lazard, Cl A	615	29,827
LCNB	69	1,118
Lemonade *	379	21,467
LendingClub *	603	10,293
LendingTree *	60	2,975
Lincoln National	1,047	39,587
LINKBANCORP	133	1,156
Live Oak Bancshares	191	7,182
loanDepot, Cl A *	608	942
Loews	944	106,304
LPL Financial Holdings	439	146,683
M&T Bank	844	184,524
Markel Group *	68	120,528
MarketAxess Holdings	200	31,438
MarketWise	10	170

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Marqeta, Cl A *	2,103	$9,127
Marsh & McLennan	2,724	456,842
Mastercard, Cl A	4,536	2,281,245
MBIA *	244	1,425
Mechanics Bancorp, Cl A	256	3,780
Medallion Financial	90	824
Mercantile Bank	90	4,618
Merchants Bancorp	113	5,259
Mercury General	144	14,013
Metrocity Bankshares	121	3,871
Metropolitan Bank Holding	51	4,506
MFA Financial REIT ‡	541	5,545
MGIC Investment	1,228	32,517
Mid Penn Bancorp	113	3,726
Midland States Bancorp	108	2,809
Moelis, Cl A	408	26,569
Moody's	839	387,492
Morgan Stanley	6,634	1,264,374
MSCI, Cl A	403	238,338
MVB Financial	62	1,620
Nasdaq	2,832	260,289
National Bank Holdings, Cl A	184	7,857
Navient	343	3,169
NB Bancorp	214	4,201
NBT Bancorp	275	12,015
NCR Atleos *	395	17,530
Nelnet, Cl A	71	10,061
NerdWallet, Cl A *	208	2,255
New York Community Bancorp	1,892	26,431
NewtekOne	135	1,751
NI Holdings *	35	451
Nicolet Bankshares	93	13,642
NMI Holdings, Cl A *	407	15,755
Northeast Bank	38	4,725
Northeast Community Bancorp	65	1,560
Northern Trust	987	164,178
Northfield Bancorp	215	2,999
Northpointe Bancshares	127	2,264
Northrim BanCorp	117	2,870
Northwest Bancshares	779	10,774
Norwood Financial	54	1,581
Oak Valley Bancorp	37	1,224
OceanFirst Financial	300	5,721
Octave Specialty Group *	222	983
OFG Bancorp	231	10,617
Old National Bancorp	1,904	45,639
Old Republic International	1,265	50,537
Old Second Bancorp	269	5,544
OneMain Holdings, Cl A	659	38,729
Onity Group *	35	1,610
Open Lending, Cl A *	536	943
Oportun Financial *	201	1,224
Oppenheimer Holdings, Cl A	52	5,953
OppFi *	142	1,350
Orange County Bancorp	56	1,910
Orchid Island Capital, Cl A ‡	968	6,805
COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Origin Bancorp	157	$7,351
Orrstown Financial Services	98	3,601
Oscar Health, Cl A *	1,160	21,414
P10, Cl A	333	2,641
Palomar Holdings *	140	16,853
Park National	79	13,603
Parke Bancorp	56	1,686
Pathward Financial	83	7,208
Paymentus Holdings, Cl A *	270	7,573
Payoneer Global *	1,471	7,326
PayPal Holdings	5,183	259,876
Paysafe *	187	1,690
Paysign *	190	1,246
PCB Bancorp	62	1,496
Peapack-Gladstone Financial	87	3,632
PennyMac Financial Services	159	14,356
PennyMac Mortgage Investment Trust ‡	463	5,639
Peoples Bancorp	187	6,433
Peoples Financial Services	49	2,791
Perella Weinberg Partners, Cl A	338	7,686
Pinnacle Financial Partners	828	81,948
Pioneer Bancorp *	56	797
Piper Sandler	379	33,049
PJT Partners	122	18,634
Plumas Bancorp	35	1,785
PNC Financial Services Group	2,167	483,241
Ponce Financial Group *	104	1,816
Popular	358	53,818
PRA Group *	202	4,402
Preferred Bank	61	5,779
Primerica	177	49,785
Primis Financial	128	1,876
Principal Financial Group	1,212	122,303
Priority Technology Holdings *	157	813
ProAssurance *	274	6,768
PROG Holdings	207	7,417
Progressive	3,253	654,764
Prosperity Bancshares	531	36,984
Provident Financial Services	684	15,513
Prudential Financial	1,943	190,628
QCR Holdings	87	7,867
Radian Group	744	26,658
Raymond James Financial	979	154,995
RBB Bancorp	85	2,050
Ready Capital ‡	733	1,385
Red River Bancshares	25	2,268
Redwood Trust ‡	674	3,747
Regional Management	43	1,606
Regions Financial	4,856	138,639
Reinsurance Group of America, Cl A	364	76,971
Remitly Global *	917	20,073
RenaissanceRe Holdings	251	77,049
Renasant	500	19,945
Repay Holdings, Cl A *	374	1,417

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Republic Bancorp, Cl A	46	$3,484
Rithm Capital ‡	3,051	29,839
Rithm Property Trust ‡	37	538
RLI	503	26,040
Robinhood Markets, Cl A *	4,321	314,958
Rocket, Cl A *	5,242	76,635
Root, Cl A *	60	3,269
Ryan Specialty Holdings, Cl A	628	21,836
S&P Global	1,684	726,191
S&T Bancorp	199	8,782
Safety Insurance Group	79	5,938
Seacoast Banking Corp of Florida	518	16,301
SEI Investments	626	56,766
Selective Insurance Group	332	27,871
Selectquote *	741	682
ServisFirst Bancshares	284	22,612
Sezzle *	93	7,403
Shift4 Payments, Cl A *	354	15,675
Shore Bancshares	164	3,165
Sierra Bancorp	65	2,345
Silvercrest Asset Management Group, Cl A	36	473
Simmons First National, Cl A	772	16,413
SiriusPoint *	559	13,086
Skyward Specialty Insurance Group *	208	9,454
Slide Insurance Holdings *	385	7,180
SLM	1,060	24,465
SmartFinancial	81	3,397
SoFi Technologies *	6,657	107,178
South Plains Financial	66	2,711
Southern First Bancshares *	42	2,365
Southern Missouri Bancorp	51	3,480
Southside Bancshares	153	5,054
Starwood Property Trust ‡	1,943	35,673
State Street	1,461	223,299
Stellar Bancorp	246	9,240
StepStone Group, Cl A	422	22,324
Stewart Information Services	160	11,198
Stifel Financial	804	63,363
Stock Yards Bancorp	139	10,054
StoneX Group *	383	40,609
Sunrise Realty Trust ‡	52	389
Synchrony Financial	1,913	145,771
T Rowe Price Group	1,190	122,427
Texas Capital Bancshares *	242	24,369
TFS Financial	282	4,241
Third Coast Bancshares *	60	2,240
Timberland Bancorp	39	1,555
Tiptree	126	2,172
Toast, Cl A *	2,735	78,002
Tompkins Financial	69	5,815
Towne Bank	464	16,500
TPG, Cl A	732	31,930
TPG Mortgage Investment Trust ‡	153	1,207
TPG RE Finance Trust ‡	353	2,986
COMMON STOCK — continued

	Shares	Value
FINANCIALS— continued
Tradeweb Markets, Cl A	644	$72,933
Travelers	1,203	367,083
TriCo Bancshares	148	7,440
Triumph Financial *	122	8,257
Truist Financial	7,050	363,075
Trupanion *	174	4,174
TrustCo Bank NY	93	4,427
Trustmark	299	13,267
TWFG, Cl A *	68	1,263
Two Harbors Investment ‡	552	6,387
UMB Financial	379	47,755
United Bankshares	764	33,471
United Community Banks	671	22,364
United Fire Group	99	3,992
Unity Bancorp	39	2,039
Universal Insurance Holdings	138	5,469
Univest Financial	149	5,661
Unum Group	879	70,654
Upstart Holdings *	458	14,464
US Bancorp	8,610	487,843
USCB Financial Holdings	63	1,149
UWM Holdings	1,139	4,032
Valley National Bancorp	2,651	35,974
Velocity Financial *	61	1,177
Victory Capital Holdings, Cl A	294	23,082
Virtu Financial, Cl A	444	22,049
Virtus Investment Partners	34	4,949
Visa, Cl A	9,330	3,077,407
Voya Financial	528	43,275
WaFd	406	14,372
Walker & Dunlop	177	8,912
Washington Trust Bancorp	101	3,174
Waterstone Financial	81	1,460
Webster Financial	890	64,400
Wells Fargo	17,426	1,432,940
WesBanco	509	17,486
West Bancorporation	78	1,868
Westamerica Bancorporation	133	7,291
Western Alliance Bancorp	578	47,130
Western New England Bancorp	95	1,325
Western Union	1,701	15,462
WEX *	188	28,262
White Mountains Insurance Group	13	29,016
Willis Towers Watson PLC	530	135,786
Wintrust Financial	366	55,109
WisdomTree	687	11,679
World Acceptance *	14	2,060
WR Berkley	1,570	104,923
WSFS Financial	281	20,224
Zions Bancorp	810	51,370
		45,675,856
HEALTH CARE — 3.3%
Aardvark Therapeutics *	68	369
Absci *	723	3,597

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
Acadia Healthcare *	489	$12,663
ACADIA Pharmaceuticals *	679	15,244
Accendra Health *	403	1,495
Accuray *	552	258
Aclaris Therapeutics *	565	2,452
Acrivon Therapeutics *	91	168
Actinium Pharmaceuticals *	164	182
Acumen Pharmaceuticals *	198	473
AdaptHealth, Cl A *	568	7,446
Adaptive Biotechnologies *	792	11,167
ADC Therapeutics *	597	2,257
Addus HomeCare *	97	9,398
ADMA Biologics *	1,243	12,741
Agenus *	181	708
agilon health *	66	1,839
Agios Pharmaceuticals *	310	8,680
AirSculpt Technologies *	62	166
Akebia Therapeutics *	1,368	1,888
Alector *	449	1,064
Align Technology *	385	67,764
Alignment Healthcare *	826	18,618
Alkermes PLC *	904	30,474
Allovir *	44	243
Alnylam Pharmaceuticals *	732	226,547
Alphatec Holdings *	612	5,973
Altimmune *	560	1,456
Alto Neuroscience *	152	3,900
Alumis *	509	12,567
Alvotech *	592	1,977
American Well, Cl A *	70	442
AMN Healthcare Services *	206	4,217
Amylyx Pharmaceuticals *	537	8,592
AnaptysBio *	103	6,770
Anavex Life Sciences *	475	1,587
AngioDynamics *	211	2,308
Anika Therapeutics *	75	934
Annexon *	724	4,250
Anteris Technologies Global *	486	2,989
Apellis Pharmaceuticals *	606	24,816
Apogee Therapeutics *	282	23,375
Aquestive Therapeutics *	567	2,325
Arbutus Biopharma *	810	3,402
Arcturus Therapeutics Holdings *	135	1,164
Arcus Biosciences *	450	11,475
Arcutis Biotherapeutics *	598	13,886
Ardelyx *	1,259	7,969
ArriVent Biopharma *	193	6,000
Arrowhead Pharmaceuticals *	745	54,743
ARS Pharmaceuticals *	298	2,461
Artivion *	244	8,743
Arvinas *	336	3,326
Assembly Biosciences *	58	1,563
Astrana Health *	203	6,930
Atea Pharmaceuticals *	350	1,929
AtriCure *	259	7,280
Atrium Therapeutics *	79	1,006
COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
aTyr Pharma *	507	$409
Aura Biosciences *	269	1,896
Avalo Therapeutics *	96	1,286
Avanos Medical *	243	5,983
Aveanna Healthcare Holdings *	426	2,786
Avita Medical *	163	704
Axogen *	265	11,448
Axsome Therapeutics *	233	48,406
Baxter International	2,847	50,050
Beam Therapeutics *	488	14,801
Beta Bionics *	219	2,234
Bicara Therapeutics *	223	4,812
BioAge Labs *	175	2,949
BioCryst Pharmaceuticals *	1,316	12,053
Biohaven *	599	5,744
BioMarin Pharmaceutical *	1,058	57,037
Biomea Fusion *	351	477
Biote, Cl A *	128	284
Bioventus, Cl A *	206	2,033
Black Diamond Therapeutics *	226	599
Boston Scientific *	8,235	474,418
BrightSpring Health Services *	644	30,893
Bruker	574	21,072
Butterfly Network, Cl A *	998	4,780
C4 Therapeutics *	507	1,435
Cabaletta Bio *	504	1,507
Candel Therapeutics *	234	1,446
Cardinal Health	1,319	254,409
CareDx *	263	5,473
Caribou Biosciences *	481	904
Caris Life Sciences *	539	10,241
Cartesian Therapeutics *	50	311
Cassava Sciences *	232	336
Castle Biosciences *	142	3,478
Catalyst Pharmaceuticals *	624	17,553
Celcuity *	232	28,153
Celldex Therapeutics *	358	11,771
Cencora, Cl A	1,037	319,406
Century Therapeutics *	725	1,660
Ceribell *	146	2,943
Certara *	645	3,954
Cerus *	987	2,004
CG oncology *	372	24,827
Chemed	78	33,148
Cibus, Cl A *	182	255
Claritev, Cl A *	58	1,411
ClearPoint Neuro *	150	1,677
Climb Bio *	165	1,465
Clover Health Investments, Cl A *	2,123	5,838
Codexis *	473	1,334
Cogent Biosciences *	816	29,205
Coherus Oncology *	554	983
Collegium Pharmaceutical *	165	5,565
Compass Therapeutics *	697	1,234
Concentra Biosciences	164	15
Concentra Group Holdings Parent	637	14,313

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
CONMED	166	$6,086
Contineum Therapeutics, Cl A *	161	2,064
Corbus Pharmaceuticals Holdings *	92	909
CorMedix *	389	2,953
CorVel *	155	8,906
Corvus Pharmaceuticals *	399	6,061
Crescent Biopharma *	114	2,550
Crinetics Pharmaceuticals *	557	21,600
Cross Country Healthcare *	165	1,670
CryoPort *	259	2,657
CVRx *	117	879
Cytek Biosciences *	596	2,718
Cytokinetics *	672	42,988
CytomX Therapeutics *	843	3,557
DaVita *	195	30,252
Definitive Healthcare, Cl A *	157	150
Definium Therapeutics *	522	11,421
Delcath Systems *	168	1,744
Denali Therapeutics *	733	13,722
Dentsply Sirona	1,072	12,596
Design Therapeutics *	169	2,298
Dexcom *	2,160	128,628
DiaMedica Therapeutics *	133	805
Dianthus Therapeutics *	206	18,087
Disc Medicine, Cl A *	155	10,222
DocGo *	464	327
Doximity, Cl A *	708	17,304
Dyne Therapeutics *	801	14,058
Edgewise Therapeutics *	485	15,016
Editas Medicine, Cl A *	524	1,572
Edwards Lifesciences *	3,222	269,037
Elanco Animal Health *	2,730	61,070
Embecta	310	2,837
Enanta Pharmaceuticals *	149	2,070
Encompass Health	552	55,200
Enhabit *	262	3,600
Enliven Therapeutics *	266	10,967
Enovis *	302	7,079
Entrada Therapeutics *	170	2,295
Envista Holdings *	908	23,554
Erasca *	1,431	15,240
Esperion Therapeutics *	1,273	2,546
Eton Pharmaceuticals *	113	2,726
Evolent Health, Cl A *	586	2,198
Evolus *	280	1,509
Exelixis *	1,432	63,667
EyePoint *	437	5,768
Fate Therapeutics *	539	674
First Tracks Biotherapeutics *	103	2,397
Foghorn Therapeutics *	180	855
Forte Biosciences *	67	1,786
Fortrea Holdings *	496	5,704
Fulcrum Therapeutics *	353	2,517
Fulgent Genetics *	109	1,656
Galectin Therapeutics *	249	565
COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
GeneDx Holdings, Cl A *	102	$6,415
Genelux *	214	571
Geron *	3,448	5,310
Gilead Sciences	6,898	902,534
Glaukos *	308	44,250
Globus Medical, Cl A *	620	55,912
GoodRx Holdings, Cl A *	501	1,182
Gossamer Bio *	1,201	442
GRAIL *	184	10,024
Greenwich Lifesciences *	35	827
Guardant Health *	689	59,998
Guardian Pharmacy Services, Cl A *	124	4,600
Gyre Therapeutics *	92	707
Haemonetics *	249	14,962
Harmony Biosciences Holdings *	255	7,971
Harrow *	168	6,809
Health Catalyst *	357	446
HealthEquity *	464	38,062
HealthStream	128	2,657
Henry Schein *	559	41,696
Heron Therapeutics *	937	1,124
Hims & Hers Health *	1,146	31,137
Hinge Health, Cl A *	171	7,627
Humacyte *	898	756
ICON PLC *	422	49,935
ICU Medical *	132	15,734
Ideaya Biosciences *	461	13,415
IDEXX Laboratories *	439	246,191
Immix Biopharma *	218	1,947
Immuneering, Cl A *	282	1,478
ImmunityBio *	1,785	12,674
Immunome *	538	12,342
Immunovant *	456	12,378
Incyte *	909	86,600
InfuSystem Holdings *	95	962
Inhibrx Biosciences *	64	8,269
Inmode *	305	4,413
Innoviva *	384	8,828
Inogen *	129	917
Inovio Pharmaceuticals *	359	402
Insmed *	1,176	160,324
Inspire Medical Systems *	155	8,702
Insulet *	390	67,135
Integer Holdings *	188	16,640
Integra LifeSciences Holdings *	361	3,805
Intellia Therapeutics *	614	8,277
Intuitive Surgical *	1,957	895,543
Invivyd *	1,289	1,805
Ionis Pharmaceuticals *	879	65,714
Iovance Biotherapeutics *	1,985	6,670
IQVIA Holdings *	916	145,067
iRadimed	44	3,671
IRhythm Holdings *	171	22,086
Ironwood Pharmaceuticals, Cl A *	762	3,143
Jade Biosciences *	239	5,832

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
Janux Therapeutics *	213	$3,061
Jasper Therapeutics *	146	137
Jazz Pharmaceuticals PLC *	326	66,185
Joint *	47	417
Journey Medical *	108	556
KalVista Pharmaceuticals *	236	6,292
Karyopharm Therapeutics *	97	804
Keros Therapeutics *	96	1,068
Kestra Medical Technologies *	152	3,149
Kiniksa Pharmaceuticals International PLC, Cl A *	219	11,778
Kodiak Sciences *	210	9,131
Korro Bio *	41	553
Krystal Biotech *	143	37,503
Kura Oncology *	459	4,053
Kymera Therapeutics *	363	29,428
Kyntra Bio *	21	147
Kyverna Therapeutics *	235	2,068
Labcorp Holdings	460	118,128
Lantheus Holdings *	360	30,463
Larimar Therapeutics *	290	1,177
LeMaitre Vascular	113	12,402
Lexeo Therapeutics *	371	2,113
Lexicon Pharmaceuticals *	995	1,602
Lifecore Biomedical *	142	720
LifeMD *	199	931
LifeStance Health Group *	808	6,117
Ligand Pharmaceuticals *	106	24,322
Liquidia *	355	13,920
LivaNova PLC *	294	17,669
Lunai Bioworks *	96	32
Lyell Immunopharma *	93	1,835
MacroGenics *	334	1,029
Madrigal Pharmaceuticals *	104	53,809
MannKind *	1,617	4,576
Masimo *	256	45,678
Maze Therapeutics *	200	5,316
MBX Biosciences *	185	5,591
McKesson	674	549,445
Medpace Holdings *	127	53,170
Medtronic PLC	7,129	577,235
Merit Medical Systems *	322	21,954
MiMedx Group *	626	2,103
Mineralys Therapeutics *	281	7,489
Mirum Pharmaceuticals *	309	30,069
Monopar Therapeutics *	27	1,408
Monte Rosa Therapeutics *	387	7,411
MoonLake Immunotherapeutics, Cl A *	244	3,997
Myriad Genetics *	482	2,290
National Research	86	1,416
Nautilus Biotechnology, Cl A *	335	881
Nektar Therapeutics, Cl A *	107	9,099
Neogen *	1,166	10,960
NeoGenomics *	690	6,389
Neumora Therapeutics *	481	1,188
COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
Neurocrine Biosciences *	548	$72,155
Neuronetics *	198	384
NeuroPace *	149	2,512
Newamsterdam Pharma *	452	12,909
Nkarta *	267	740
Novavax *	874	6,926
Novo Nordisk	356	231
Novocure *	587	8,928
Nurix Therapeutics *	552	9,218
Nutex Health *	28	3,338
Nuvalent, Cl A *	290	29,081
Nuvation Bio *	1,490	6,631
Ocular Therapeutix *	1,103	10,335
Oculis Holding *	240	6,595
Olema Pharmaceuticals *	403	5,807
Omeros *	370	5,402
OmniAb *	531	738
Omnicell *	235	9,734
Oncology Institute *	424	1,637
OPKO Health *	1,708	1,922
OptimizeRx *	83	517
Option Care Health *	871	17,707
OraSure Technologies *	368	1,119
Orchestra BioMed Holdings *	278	1,109
Organogenesis Holdings, Cl A *	343	806
ORIC Pharmaceuticals *	433	4,278
Orthofix Medical *	201	2,364
OrthoPediatrics *	91	1,370
Oruka Therapeutics *	234	16,008
Outlook Therapeutics *	315	79
Outset Medical *	94	402
Ovid therapeutics *	635	1,759
Owlet, Cl A *	87	430
P3 Health Partners *	7	20
Pacific Biosciences of California *	1,589	2,527
Pacira BioSciences *	223	5,684
PACS Group *	225	7,549
Palvella Therapeutics *	53	6,801
PDS Biotechnology *	278	271
Penumbra *	211	68,887
PepGen *	223	366
Personalis *	284	1,568
Perspective Therapeutics *	335	1,307
Pharvaris *	298	9,241
Phathom Pharmaceuticals *	334	3,741
Phibro Animal Health, Cl A	110	5,850
Phreesia *	306	2,818
Pliant Therapeutics *	321	392
PMV Pharmaceuticals *	278	386
Praxis Precision Medicines *	153	48,781
Precigen *	900	3,744
Prelude Therapeutics *	176	920
Prestige Consumer Healthcare *	257	14,474
Prime Medicine *	554	1,964
Privia Health Group *	598	14,860
PROCEPT BioRobotics *	283	6,803

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
Progyny *	426	$7,915
ProKidney, Cl A *	702	1,334
ProQR Therapeutics *	397	623
Protagonist Therapeutics *	343	33,947
Prothena PLC *	235	2,599
PTC Therapeutics *	439	28,561
Pulmonx *	193	247
Pulse Biosciences *	95	2,011
Puma Biotechnology *	229	1,720
Q32 Bio *	40	224
Quanterix *	219	685
Quantum-Si *	853	836
Quest Diagnostics	615	119,433
RadNet *	375	21,206
Rani Therapeutics Holdings, Cl A *	487	432
Rapport Therapeutics *	171	5,665
Recursion Pharmaceuticals, Cl A *	2,699	9,339
Relmada Therapeutics *	352	2,647
Replimune Group, Cl Rights *	324	833
ResMed	808	172,758
Revolution Medicines *	1,010	145,561
Rezolute *	435	1,392
Rhythm Pharmaceuticals *	368	29,940
Rigel Pharmaceuticals *	96	2,774
Roivant Sciences, Cl A *	2,524	72,010
Royalty Pharma PLC, Cl A	2,105	105,439
RxSight *	210	1,485
Sagimet Biosciences, Cl A *	147	1,180
Sanara Medtech *	20	380
SANUWAVE Health *	44	720
Savara *	1,040	5,450
Scholar Rock Holding *	492	22,932
Schrodinger *	339	4,054
Seer, Cl A *	230	449
Select Medical Holdings	581	9,534
Senseonics Holdings *	198	1,307
Septerna *	161	3,825
Sera Prognostics, Cl A *	157	305
Seres Therapeutics *	36	268
SI-BONE *	224	2,775
SIGA Technologies	222	1,021
Sight Sciences *	188	769
Simulations Plus *	90	1,275
Sionna Therapeutics *	149	5,766
Soleno Therapeutics *	273	14,420
Solventum *	821	55,303
Sotera Health *	1,191	18,532
Spyre Therapeutics *	369	27,472
SS Innovations International *	259	1,041
STAAR Surgical *	182	4,798
STERIS PLC	544	117,983
Stoke Therapeutics *	296	9,685
Strata Critical Medical *	352	1,767
Streamex *	426	326
Strive, Cl B *	258	3,967
COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
Stryker	1,942	$611,982
Summit Therapeutics *	557	11,953
Supernus Pharmaceuticals *	297	14,256
Sutro Biopharma *	43	1,578
Syndax Pharmaceuticals *	463	9,922
Tactile Systems Technology *	116	2,670
Talkspace *	633	3,285
Tandem Diabetes Care *	363	7,088
Tango Therapeutics *	639	13,815
Tarsus Pharmaceuticals *	213	13,549
Tectonic Therapeutic *	61	1,706
Tela Bio *	214	187
Teladoc Health *	949	5,751
Teleflex	245	30,358
Tempus AI, Cl A *	610	33,843
Terns Pharmaceuticals *	583	30,858
TG Therapeutics *	819	27,666
Theravance Biopharma *	216	3,616
Tonix Pharmaceuticals Holding *	72	931
TransMedics Group *	178	17,941
Travere Therapeutics *	476	20,049
Treace Medical Concepts *	142	257
Trevi Therapeutics *	606	8,339
TriSalus Life Sciences *	141	609
TruBridge *	78	2,005
TScan Therapeutics *	268	311
Tvardi Therapeutics *	36	113
Tyra Biosciences *	156	5,421
UFP Technologies *	40	7,665
United Therapeutics *	236	134,839
Upstream Bio *	248	2,277
UroGen Pharma *	229	5,457
US Physical Therapy	81	5,769
Vanda Pharmaceuticals *	297	2,109
Varex Imaging *	223	2,598
Vaxcyte *	720	41,213
Veeva Systems, Cl A *	833	129,923
Vera Therapeutics, Cl A *	324	11,538
Veracyte *	422	13,892
Verastem *	412	2,250
Vericel *	270	9,377
Verrica Pharmaceuticals *	42	265
Viemed Healthcare *	148	1,474
Viking Therapeutics *	593	18,490
Vir Biotechnology *	595	6,078
Viridian Therapeutics *	479	6,457
Vor BioPharma *	148	2,122
vTv Therapeutics, Cl A *	13	419
WaVe Life Sciences *	718	5,069
Waystar Holding *	640	13,680
West Pharmaceutical Services	398	118,441
X4 Pharmaceuticals *	426	1,732
Xencor *	380	4,533
Xeris Biopharma Holdings *	833	5,102
XOMA Royalty *	66	2,702
Zenas Biopharma *	114	2,202

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE— continued
Zentalis Pharmaceuticals *	361	$1,448
Zevra Therapeutics *	301	3,061
Zimmer Biomet Holdings	1,101	90,755
Zoetis, Cl A	2,249	258,568
Zymeworks *	275	7,574
		11,442,346
INDUSTRIALS — 9.7%
374Water *	51	126
3M	2,954	432,820
AAON	378	35,225
AAR *	214	23,619
ABM Industries	318	12,974
ACCO Brands	467	1,499
Acuity	170	49,261
ACV Auctions, Cl A *	895	4,645
Advanced Drainage Systems	426	63,580
AEBI Schmidt Holding	197	2,289
AerCap Holdings	916	130,264
AeroVironment *	209	40,759
AerSale *	176	1,183
AGCO	344	41,631
AirJoule Technologies, Cl A *	159	490
Alamo Group	55	9,539
Alaska Air Group *	157	6,140
Albany International, Cl A	153	8,880
Alight, Cl A	2,282	1,888
Allegiant Travel, Cl A *	25	1,891
Allegion PLC	472	64,891
Allient	81	6,171
Allison Transmission Holdings	460	61,801
Alta Equipment Group	138	1,070
Ameresco, Cl A *	172	5,089
American Airlines Group *	893	10,457
American Superconductor *	248	13,278
American Woodmark *	77	3,363
AMETEK	1,276	300,498
Amprius Technologies *	555	11,688
AO Smith	627	38,774
API Group *	1,990	90,983
Apogee Enterprises	113	4,113
Applied Industrial Technologies	205	62,679
ArcBest	119	15,181
Archer Aviation, Cl A *	2,834	16,267
Arcosa	268	33,894
Argan	74	49,579
Armstrong World Industries	237	40,382
Array Technologies *	812	6,285
Astec Industries	122	7,932
Astronics *	167	11,924
Asure Software *	125	1,131
ATI *	747	116,129
Atkore	180	14,067
Atmus Filtration Technologies	451	28,593
Automatic Data Processing	2,233	473,262
Avis Budget Group *	92	16,622
COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
Axon Enterprise *	417	$167,534
AZZ	157	22,457
Babcock & Wilcox Enterprises *	563	8,817
Barrett Business Services	134	4,225
Bitcoin Depot *	23	153
BlackSky Technology, Cl A *	165	5,854
Blink Charging *	745	540
Bloom Energy, Cl A *	1,217	344,849
Blue Bird *	167	10,706
BlueLinx Holdings *	42	2,224
Boise Cascade	197	15,616
Booz Allen Hamilton Holding, Cl A	664	51,639
Bowman Consulting Group, Cl A *	76	2,399
Brady, Cl A	228	18,655
Bridger Aerospace Group Holdings *	140	284
BrightView Holdings *	381	4,534
Brink's	228	24,339
Broadridge Financial Solutions	646	99,471
Builders FirstSource *	600	47,454
Byrna Technologies *	95	556
Cadre Holdings	152	4,507
Caesarstone *	108	144
Carlisle	230	81,710
Carpenter Technology	270	115,614
Carrier Global	4,392	295,011
Casella Waste Systems, Cl A *	346	27,421
Caterpillar	2,600	2,314,286
CBIZ *	277	8,449
CECO Environmental *	164	12,159
Centuri Holdings *	466	17,522
CH Robinson Worldwide	641	116,540
ChargePoint Holdings *	114	734
Chart Industries *	249	51,767
China Yuchai International	63	2,596
Cimpress PLC *	91	8,050
Cintas	1,903	332,473
Civeo *	58	1,850
Clarivate PLC *	2,066	5,929
Clean Harbors *	270	84,424
CNH Industrial	4,424	47,381
Columbus McKinnon	151	2,333
Comfort Systems USA	193	355,168
Commercial Vehicle Group *	171	715
CompX International	8	186
Concentrix	278	6,622
Concrete Pumping Holdings *	114	903
Conduent *	756	1,293
Construction Partners, Cl A *	242	29,926
Copa Holdings, Cl A	41	4,743
Copart *	4,930	163,232
Core & Main, Cl A *	1,049	52,838
CoreCivic *	549	11,233
Costamare	219	3,640
Costamare Bulkers Holdings *	48	829

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
Covenant Logistics Group, Cl A	79	$2,754
CRA International	33	5,197
Crane	273	48,520
CSG Systems International	147	11,820
CSW Industrials	92	26,790
CSX	10,331	469,337
Cummins	766	513,994
Curtiss-Wright	204	146,921
Custom Truck One Source *	323	3,182
Deere	1,397	824,048
Delta Air Lines	909	61,803
Deluxe	238	7,414
Distribution Solutions Group *	49	1,326
DLH Holdings *	44	256
DNOW *	991	13,362
Donaldson	637	56,164
Douglas Dynamics	121	5,582
Dover	759	171,845
DXP Enterprises *	69	11,782
Dycom Industries *	161	66,670
Eaton PLC	2,156	933,570
EMCOR Group	246	219,351
Emerson Electric	3,121	438,313
Energy Recovery *	276	3,055
Energy Vault Holdings *	631	2,909
Enerpac Tool Group, Cl A	281	9,863
EnerSys	202	43,079
Ennis	131	2,735
Enovix *	1,019	6,797
Enpro	116	33,820
Enviri *	396	7,797
Eos Energy Enterprises *	1,717	11,504
Equifax	675	117,410
Esab	316	31,053
ESCO Technologies	143	46,325
ESS Tech *	80	88
Eve Holding *	489	1,408
Everus Construction Group *	282	41,575
EVI Industries	40	743
ExlService Holdings *	855	27,257
Expeditors International of Washington	741	109,586
Exponent	267	17,860
Falcon's Beyond Global, Cl A *	87	1,472
Fastenal	6,374	286,384
Federal Signal	330	40,633
FedEx	1,197	482,762
Ferguson Enterprises	1,085	290,465
First Advantage *	427	5,449
FiscalNote Holdings *	56	11
Fiverr International *	168	1,956
Flowserve	704	51,843
Fluence Energy, Cl A *	353	4,300
flyExclusive *	45	95
Forrester Research *	61	384
Fortive	1,759	105,171
COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
Fortune Brands Innovations	665	$26,959
Forward Air *	157	3,306
Franklin Covey *	50	1,060
Franklin Electric	206	20,639
Frontier Group Holdings *	309	1,122
FTAI Aviation	561	140,065
FTAI Infrastructure	562	3,453
FTI Consulting *	168	30,122
FuelCell Energy *	257	3,341
Gates Industrial PLC *	1,411	36,136
GATX	197	38,596
GE Vernova	1,498	1,623,023
Genco Shipping & Trading	194	4,703
Gencor Industries *	56	833
Generac Holdings *	321	83,213
General Electric	5,651	1,638,394
Genpact	951	33,047
GEO Group *	714	13,216
Gibraltar Industries *	157	6,128
Global Industrial	73	2,417
Gorman-Rupp	118	8,937
Grab Holdings, Cl A *	18,328	70,013
Graco	914	73,367
GrafTech International *	114	967
Graham *	56	5,331
Granite Construction	241	33,034
Greenbrier	162	7,957
Griffon	233	21,243
GXO Logistics *	624	35,649
Hayward Holdings *	1,113	16,706
Healthcare Services Group *	377	8,072
Heartland Express	282	3,773
HEICO	236	63,701
HEICO, Cl A	415	86,743
Helios Technologies	178	12,175
Herc Holdings	176	22,338
Hertz Global Holdings *	624	3,969
Hexcel	438	41,115
Hillman Solutions *	1,046	8,535
HireQuest	29	336
HNI	368	13,447
Howmet Aerospace	2,209	536,875
Hub Group, Cl A	315	13,806
Hubbell, Cl B	294	149,402
Hudson Technologies *	202	1,265
Huron Consulting Group *	91	11,891
Hyliion Holdings *	674	1,287
Hyster-Yale	57	2,250
IBEX Holdings *	61	1,693
ICF International	98	7,023
IDEX	416	90,626
IES Holdings *	49	31,560
Illinois Tool Works	1,543	398,109
Ingersoll Rand	2,193	175,133
Innodata *	163	6,883
Innovative Solutions and Support *	83	1,826

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
Insperity	187	$6,652
Insteel Industries	99	2,592
Interface, Cl A	306	8,531
Intuitive Machines, Cl A *	651	16,503
ITT	477	102,240
Jacobs Solutions	648	83,858
Janus International Group *	713	3,708
JB Hunt Transport Services	422	106,146
JBT Marel	285	33,658
JELD-WEN Holding *	450	616
JetBlue Airways *	492	2,290
Joby Aviation *	3,099	28,480
Johnson Controls International PLC	3,398	496,210
Kadant	63	18,467
Karat Packaging	47	1,348
Karman Holdings *	619	42,080
Kelly Services, Cl A	163	1,591
Kennametal	408	15,794
Kforce	91	4,114
Kirby *	300	45,162
Knight-Swift Transportation Holdings, Cl A	876	56,852
Korn Ferry	278	18,470
KULR Technology Group *	219	565
L B Foster, Cl A *	45	1,377
Landstar System	189	34,789
LanzaTech Global *	10	254
Legalzoom.com *	892	5,753
Lennox International	174	93,071
Leonardo DRS	408	16,577
Limbach Holdings *	57	5,687
Lincoln Electric Holdings	305	80,825
Lindsay	56	6,270
Liquidity Services *	109	3,886
Loar Holdings *	238	13,357
LSI Industries	156	3,792
Lyft, Cl A *	2,117	29,956
Manitowoc *	182	2,473
ManpowerGroup	246	7,446
Marten Transport	311	4,690
Masco	1,151	82,665
MasTec *	347	136,735
Masterbrand *	672	6,035
Matrix Service *	142	1,920
Matson	169	29,479
Maximus	289	18,964
Mayville Engineering *	70	1,597
McGrath RentCorp	131	14,482
Mercury Systems *	301	23,752
Microvast Holdings *	1,070	2,065
Middleby *	257	36,073
Miller Industries	60	2,879
MillerKnoll	362	5,821
Mistras Group *	110	2,077
Modine Manufacturing *	288	73,333
COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
Montrose Environmental Group *	174	$3,663
MSA Safety	216	35,940
MSC Industrial Direct, Cl A	243	24,852
Mueller Industries	604	81,800
Mueller Water Products, Cl A	859	23,958
MYR Group *	84	34,004
NANO Nuclear Energy *	208	4,863
National Presto Industries	27	3,776
Net Power *	143	273
Net Power *	73	139
Nextpower, Cl A *	797	94,947
NL Industries	45	270
NN *	248	575
Nordson	292	84,227
Norfolk Southern	1,248	394,156
NPK International *	410	6,703
NuScale Power *	880	10,965
nVent Electric PLC	890	127,181
NWPX Infrastructure *	50	4,917
Old Dominion Freight Line	1,049	222,839
Omega Flex	19	599
Openlane *	569	17,889
Orion Group Holdings *	203	2,765
Oshkosh	350	54,705
Otis Worldwide	2,166	168,688
Owens Corning	452	55,750
PACCAR	2,855	339,174
Palladyne AI *	165	1,005
PAMT *	24	242
Pangaea Logistics Solutions	153	1,172
Park Aerospace	97	3,284
Parker-Hannifin	701	637,503
Park-Ohio Holdings	53	1,534
Parsons *	294	14,821
Paychex	1,792	165,993
Paycom Software	277	35,113
Paylocity Holding *	242	25,529
Pentair PLC	904	72,962
Perma-Fix Environmental Services *	93	1,177
Pitney Bowes	788	12,182
Planet Labs PBC *	1,436	53,089
Plug Power *	7,477	23,403
Powell Industries	157	43,531
Power Solutions International *	46	3,370
Preformed Line Products	13	4,319
Primoris Services	289	52,352
Proficient Auto Logistics *	131	963
Proto Labs *	126	8,166
Quad	149	1,109
Quanex Building Products	245	4,885
Quanta Services	823	598,955
QXO *	3,736	74,982
Radiant Logistics *	192	1,615
RBC Bearings *	173	103,643
Red Cat Holdings *	558	6,540

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
Redwire *	544	$4,999
Regal Rexnord	367	78,916
Republic Airways Holdings *	63	1,050
Republic Services, Cl A	1,110	232,234
Resideo Technologies *	731	30,241
Resolute Holdings Management *	24	3,266
Resources Connection	155	657
Richtech Robotics, Cl B *	717	1,764
Robert Half	529	14,077
Rocket Lab *	2,942	242,744
Rockwell Automation	625	255,569
Rollins	1,753	97,695
Rush Enterprises, Cl A	333	24,652
Rush Enterprises, Cl B	45	3,279
RXO *	869	17,354
Ryder System	208	52,784
Safe Bulkers	281	1,894
Saia *	148	66,425
Schneider National, Cl B	214	6,653
Sensata Technologies Holding PLC	804	33,479
SES AI *	1,061	1,114
Shoals Technologies Group, Cl A *	888	7,051
Simpson Manufacturing	230	43,868
SiteOne Landscape Supply *	244	30,756
Skillsoft *	24	185
Sky Harbour Group, Cl A *	113	1,194
SkyWest *	54	4,434
SKYX Platforms *	495	535
Snap-on	283	108,502
Southland Holdings *	41	44
Southwest Airlines	719	27,264
Spire Global, Cl A *	135	2,407
SPX Technologies *	271	59,325
SS&C Technologies Holdings	1,174	81,358
StandardAero *	629	15,637
Standex International	64	17,472
Stanley Black & Decker	859	67,139
Stardust Power *	41	116
Stem *	43	463
Sterling Infrastructure *	166	85,593
Stratasys *	343	3,042
Sun Country Airlines Holdings *	71	1,122
Sunrun *	1,160	14,767
Symbotic, Cl A *	337	19,917
TAT Technologies *	68	2,496
Tecnoglass	142	6,117
Tennant	96	7,972
Terex	612	38,090
Tetra Tech	1,446	46,735
Thermon Group Holdings *	172	10,404
TIC Solutions *	1,033	9,442
Timken	355	39,366
Titan International *	262	1,996
Titan Machinery *	112	2,342
Toro	541	51,487
COMMON STOCK — continued

	Shares	Value
INDUSTRIALS— continued
Trane Technologies PLC	1,231	$606,317
Transcat *	49	3,729
TransDigm Group	310	359,594
TransUnion	1,075	76,325
Trex *	593	23,246
TriNet Group	156	7,142
Trinity Industries	427	13,924
TrueBlue *	154	845
TTEC Holdings *	109	317
Tutor Perini	243	22,580
Uber Technologies *	11,547	861,522
UFP Industries	318	28,458
U-Haul Holding *	48	2,465
U-Haul Holding, Cl B	556	26,516
UL Solutions, Cl A	425	38,458
UniFirst	78	19,930
Union Pacific	3,298	888,745
United Airlines Holdings *	456	41,040
United Parcel Service, Cl B	4,111	447,277
United Rentals	349	334,984
Universal Logistics Holdings	36	867
Upwork *	656	6,790
V2X *	168	11,392
Valmont Industries	107	54,360
Velo3D *	57	798
Veralto	1,327	117,041
Verisk Analytics, Cl A	773	142,611
Verra Mobility, Cl A *	822	12,190
Vertiv Holdings, Cl A	2,091	686,873
Vestis *	590	5,735
Vicor *	127	34,197
Virgin Galactic Holdings *	389	926
Voyager Technologies, Cl A *	275	7,263
VSE	121	20,773
Wabash National	209	1,816
Waste Management	2,231	518,819
Watsco	193	84,503
Watts Water Technologies, Cl A	150	45,024
Werner Enterprises	306	11,282
WESCO International	265	92,517
Westinghouse Air Brake Technologies	941	253,966
Wheels Up Experience *	28	153
Willdan Group *	77	5,852
Willis Lease Finance	13	2,524
WillScot Holdings, Cl A	955	21,621
Woodward	332	120,513
Worthington Enterprises	167	9,063
WW Grainger	248	288,015
Xometry, Cl A *	235	12,048
XPO *	622	136,921
Xylem	1,346	159,043
Zurn Elkay Water Solutions	904	46,972
		33,164,370

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — 36.2%
8x8 *	720	$1,382
A10 Networks	379	10,112
Accenture PLC, Cl A	3,425	612,082
ACI Worldwide *	564	24,376
ACM Research, Cl A *	276	14,266
Adeia	575	18,314
Adobe *	2,280	561,108
ADTRAN Holdings *	424	7,501
Advanced Energy Industries	208	79,853
Advanced Micro Devices *	9,020	3,197,341
Aehr Test Systems *	153	13,856
Aeluma *	71	1,654
Aeva Technologies *	151	2,415
Agilysys *	138	8,840
Akamai Technologies *	784	80,736
Alarm.com Holdings *	255	11,325
Alkami Technology *	356	5,618
Alpha & Omega Semiconductor *	132	5,733
Ambarella *	220	15,136
Amdocs	601	38,867
American Bitcoin, Cl A *	1,036	1,191
Amkor Technology	656	45,756
Amphenol, Cl A	6,776	997,902
Amplitude, Cl A *	510	3,626
Amtech Systems *	61	1,062
Analog Devices	2,712	1,090,929
Appfolio, Cl A *	117	19,550
Appian, Cl A *	203	4,220
Apple	80,382	21,811,656
Applied Digital *	1,358	46,512
Applied Materials	4,395	1,733,784
Applied Optoelectronics *	359	59,005
AppLovin, Cl A *	1,394	622,212
Arista Networks *	5,802	1,002,063
Arlo Technologies *	554	7,784
Arrow Electronics *	285	53,532
Arteris *	166	4,807
Asana, Cl A *	465	2,939
ASGN *	221	4,663
Astera Labs *	759	147,808
Atlassian, Cl A *	922	63,240
Atomera *	162	1,325
AudioEye *	42	301
Aurora Innovation, Cl A *	8,747	51,432
Autodesk *	1,177	278,949
AvePoint *	855	8,336
Aviat Networks *	62	1,422
Avnet	448	36,964
Axcelis Technologies *	164	22,814
AXT *	280	22,182
Backblaze, Cl A *	284	1,216
Badger Meter	164	19,829
Bel Fuse, Cl A	9	2,191
Bel Fuse, Cl B	56	15,447
Belden	215	24,183
Benchmark Electronics	187	15,343
COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY— continued
Bentley Systems, Cl B	831	$27,107
BigBear.ai Holdings *	2,320	9,234
BILL Holdings *	478	18,164
Bit Digital *	1,710	2,582
Bitdeer Technologies Group, Cl A *	842	9,506
BitMine Immersion Technologies	2,509	53,693
BK Technologies *	16	1,542
Blackbaud *	253	9,404
BlackLine *	291	9,094
Blaize Holdings *	491	962
Blend Labs, Cl A *	1,176	1,717
Box, Cl A *	746	18,053
Brand Engagement Network *	21	591
Braze, Cl A *	454	10,002
Broadcom	25,890	10,807,263
BTCS	171	352
C3.ai, Cl A *	672	5,934
Cadence Design Systems *	1,510	497,681
Calix *	325	14,157
CCC Intelligent Solutions Holdings *	3,317	17,381
CDW	722	98,849
Cerence *	218	1,984
CEVA *	141	4,306
Ciena *	773	407,819
Cipher Mining *	2,106	37,360
Circle Internet Group, Cl A *	1,064	96,696
Cirrus Logic *	282	45,989
Cisco Systems	19,879	1,818,928
Cleanspark *	1,331	16,677
Clear Secure, Cl A	498	26,588
Clearfield *	62	1,791
Clearwater Analytics Holdings, Cl A *	1,571	38,018
Climb Global Solutions	92	1,535
Cloudflare, Cl A *	1,642	336,561
Cognex	929	51,569
Cognizant Technology Solutions, Cl A	2,677	141,613
Coherent *	860	274,951
Cohu *	241	11,411
Commerce.com *	362	1,024
Commvault Systems *	235	23,237
Comtech Telecommunications *	153	539
Consensus Cloud Solutions *	99	2,562
Core Scientific *	1,644	32,880
Corsair Gaming *	250	1,698
CPI Card Group *	32	567
Crane NXT	263	11,751
Credo Technology Group Holding *	892	155,217
Crowdstrike Holdings, Cl A *	1,360	606,220
CS Disco *	135	585
CTS	153	8,736
CyberArk Software *	255	11,475

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY— continued
Daily Journal *	7	$3,701
Daktronics *	216	4,247
Datadog, Cl A *	1,786	236,091
Datavault AI *	1,568	1,138
Dell Technologies, Cl C	1,726	360,648
Diebold Nixdorf *	128	9,832
Digi International *	197	11,040
Digimarc *	87	638
Digital Turbine *	573	2,023
DigitalOcean Holdings *	373	35,968
Diodes *	245	26,252
Docusign, Cl A *	1,103	50,727
Dolby Laboratories, Cl A	324	20,781
Domo, Cl B *	182	648
Dropbox, Cl A *	917	22,274
DXC Technology *	920	10,414
Dynatrace *	1,669	60,434
Eastman Kodak *	451	6,012
eGain *	92	696
Elastic *	509	23,633
Enphase Energy *	704	23,204
EPAM Systems *	296	33,679
ePlus	140	11,857
Everpure, Cl A *	1,743	124,537
Everspin Technologies *	99	1,810
Evolv Technologies Holdings *	887	6,386
Exodus Movement *	30	228
Expensify, Cl A *	311	317
Extreme Networks *	701	15,485
F5 *	314	101,705
Fair Isaac *	128	131,200
Fastly, Cl A *	758	19,143
Figma, Cl A *	1,279	22,638
First Solar *	565	114,068
Five9 *	404	6,949
Flex *	2,039	186,670
FormFactor *	427	58,042
Fortinet *	3,417	288,087
Forward Industries *	400	1,844
Frequency Electronics *	35	1,756
Freshworks, Cl A *	1,253	10,224
Gartner *	389	57,763
Gen Digital	3,106	59,915
Gitlab, Cl A *	743	16,450
GlobalFoundries *	582	37,597
Globant *	233	9,607
GoDaddy, Cl A *	747	64,832
GPGI, Cl A	933	14,396
Grid Dynamics Holdings *	351	1,997
GSI Technology *	161	1,199
Guidewire Software *	470	65,043
Hackett Group	130	1,678
Harmonic *	591	6,755
Hewlett Packard Enterprise	7,396	212,783
HP	5,094	106,261
HubSpot *	281	62,315
COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY— continued
I3 Verticals, Cl A *	115	$2,593
Ichor Holdings *	179	11,809
Identiv *	108	512
Immersion	157	962
Impinj *	152	22,028
Information Services Group	212	865
Insight Enterprises *	165	12,029
Intapp *	305	6,847
Intel *	22,840	2,157,923
InterDigital	141	41,815
International Business Machines	5,196	1,200,172
inTEST *	63	1,177
Intuit	1,517	589,355
IonQ *	1,798	81,126
IPG Photonics *	132	15,697
Itron *	251	21,034
Jabil	567	191,357
JFrog *	556	25,821
Kaltura *	459	629
Keysight Technologies *	947	331,365
Kimball Electronics *	128	3,457
KLA	730	1,277,755
Klaviyo, Cl A *	718	14,425
Knowles *	449	14,004
Kopin *	955	4,259
Kulicke & Soffa Industries	273	23,342
Kyndryl Holdings *	1,211	16,736
Lam Research	6,943	1,790,322
Lantronix *	176	1,181
Lattice Semiconductor *	748	91,465
Life360 *	409	17,624
LightPath Technologies, Cl A *	269	3,446
Lightwave Logic *	761	10,441
Littelfuse	137	55,371
LivePerson *	60	151
LiveRamp Holdings *	332	9,704
Lumentum Holdings *	385	347,393
MACOM Technology Solutions Holdings *	372	104,759
Manhattan Associates *	328	45,228
MARA Holdings *	2,003	24,016
Marvell Technology	4,707	777,361
MaxLinear, Cl A *	440	31,130
Methode Electronics	181	1,452
Microchip Technology	2,945	273,620
Micron Technology	6,247	3,230,698
Microsoft	41,310	16,845,392
MicroVision *	1,632	1,071
Mirion Technologies, Cl A *	1,332	26,307
Mitek Systems *	228	3,183
MKS	372	105,555
Monday.com *	235	15,479
MongoDB, Cl A *	439	110,114
Monolithic Power Systems	256	413,289
Motorola Solutions	923	405,225
N-Able *	378	1,958

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY— continued
Napco Security Technologies	184	$8,602
Navitas Semiconductor, Cl A *	1,060	17,490
nCino *	565	9,876
NCR Voyix *	743	5,119
Neonode *	71	118
NetApp	1,097	121,515
NETGEAR *	143	3,614
NetScout Systems *	376	12,671
NextNav *	458	8,487
nLight *	254	17,742
Novanta *	198	25,647
Nutanix, Cl A *	1,470	60,108
NVE	26	2,153
NVIDIA	130,102	25,964,456
NXP Semiconductors	1,399	410,732
Okta, Cl A *	936	68,936
ON Semiconductor *	2,228	224,605
Ondas *	2,134	21,425
OneSpan	191	2,212
Onto Innovation *	274	80,846
Ooma *	132	2,154
Oracle	9,504	1,533,851
OSI Systems *	90	25,823
Ouster *	306	8,250
Pagaya Technologies, Cl A *	342	4,750
PagerDuty *	465	3,092
Palantir Technologies, Cl A *	12,237	1,702,289
Palo Alto Networks *	4,463	800,328
PAR Technology *	217	2,916
PC Connection	59	3,761
PDF Solutions *	171	7,327
Pegasystems	494	18,056
Penguin Solutions *	274	8,332
Photronics *	304	15,042
Plexus *	146	36,585
Porch Group *	546	5,258
Power Integrations	292	21,231
Powerfleet NJ *	613	1,974
Procore Technologies *	696	39,380
Progress Software *	223	6,211
PTC *	660	89,958
Q2 Holdings *	326	16,545
Qorvo *	511	48,146
QUALCOMM	5,938	1,066,346
Qualys *	191	16,604
Quantum Computing *	1,086	9,796
Rackspace Technology *	446	651
Ralliant	625	28,400
Rambus *	595	68,490
Rapid7 *	342	2,018
Red Violet *	60	2,246
Rekor Systems *	655	537
ReposiTrak	66	645
Rezolve AI *	1,410	3,624
Ribbon Communications *	507	1,338
Richardson Electronics	65	936
COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY— continued
Rigetti Computing *	1,759	$30,695
Rimini Street *	297	1,013
RingCentral, Cl A	401	16,128
Riot Platforms *	2,092	36,066
Riskified, Cl A *	381	1,756
Roadzen *	246	558
Rogers *	96	13,032
Roper Technologies	591	209,693
Rubrik, Cl A *	821	43,661
SailPoint *	370	4,225
Salesforce	5,056	892,536
Samsara, Cl A *	1,781	51,186
Sandisk *	769	843,216
Sanmina *	292	63,603
ScanSource *	116	4,770
Seagate Technology Holdings PLC	1,209	814,431
Semtech *	513	53,891
SentinelOne, Cl A *	1,823	25,814
ServiceNow *	5,764	509,019
ServiceTitan, Cl A *	306	18,195
Silicon Laboratories *	179	38,968
SiTime *	120	67,458
SkyWater Technology *	189	6,029
Skyworks Solutions	823	57,750
SmartRent, Cl A *	816	1,110
Snowflake, Cl A *	1,775	242,234
SolarEdge Technologies *	315	13,501
SoundHound AI, Cl A *	2,049	16,310
SoundThinking *	51	348
Sprinklr, Cl A *	627	3,085
Sprout Social, Cl A *	278	1,668
SPS Commerce *	201	11,280
Strategy, Cl A *	1,734	286,890
Super Micro Computer *	2,849	78,063
Synaptics *	205	19,186
Synopsys *	1,060	511,556
TD SYNNEX	399	91,044
TE Connectivity PLC	1,631	345,218
Teledyne Technologies *	258	166,629
Telos *	287	1,225
Tenable Holdings *	632	13,202
Teradata *	490	12,912
Teradyne	869	298,475
Terawulf *	1,957	42,526
Texas Instruments	5,048	1,418,892
Trimble *	1,319	88,795
TSS *	120	1,838
TTM Technologies *	561	88,761
Tucows, Cl A *	37	582
Turtle Beach *	75	864
Twilio, Cl A *	824	122,001
Tyler Technologies *	239	81,532
UiPath, Cl A *	2,265	23,330
Ultra Clean Holdings *	238	18,600
Unisys *	357	932
Unity Software *	1,921	50,753

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY— continued
Universal Display	245	$21,337
Varonis Systems, Cl B *	611	16,069
Veeco Instruments *	319	15,902
VeriSign	461	123,852
Veritone *	476	976
Vertex, Cl A *	382	4,725
Viant Technology, Cl A *	83	901
ViaSat *	705	46,467
Viavi Solutions *	1,223	64,085
Vishay Intertechnology	659	19,091
Vishay Precision Group *	63	3,806
Vistance Networks	1,117	14,292
Vontier	802	28,776
Vuzix *	364	1,048
Weave Communications *	351	1,723
Western Digital	1,882	817,767
WM Technology *	452	147
Workday, Cl A *	1,169	143,086
Workiva, Cl A *	270	14,440
Xerox Holdings	613	1,379
Xperi *	238	1,592
Yext *	535	2,065
Zebra Technologies, Cl A *	280	63,353
Zeta Global Holdings, Cl A *	1,110	20,446
Zoom Communications, Cl A *	1,415	137,467
Zscaler *	570	74,488
		124,463,450
MATERIALS — 2.5%
AdvanSix	139	3,428
Air Products and Chemicals	1,210	363,061
Albemarle	653	128,445
Alcoa	1,436	91,602
Alpha Metallurgical Resources *	57	10,628
Alto Ingredients *	368	2,031
Amcor	2,560	97,382
American Battery Technology *	662	2,238
American Vanguard *	136	392
AptarGroup	362	44,772
Ardagh Metal Packaging	774	2,980
Arq *	186	422
Ashland	244	12,995
ASP Isotopes *	605	3,182
Aspen Aerogels *	439	1,629
Aura Minerals	187	15,852
Avery Dennison	426	69,834
Avient	491	18,206
Axalta Coating Systems *	1,182	33,616
Balchem	179	28,930
Ball	1,487	90,826
Cabot	285	21,934
Celanese, Cl A	606	41,063
Century Aluminum *	300	17,832
CF Industries Holdings	860	106,812
Chemours	804	21,668
Clearwater Paper *	83	1,138
COMMON STOCK — continued

	Shares	Value
MATERIALS— continued
Cleveland-Cliffs *	3,112	$31,742
Coeur Mining *	3,129	56,228
Commercial Metals	611	42,135
Compass Minerals International *	222	5,930
Constellium, Cl A *	750	23,460
Contango ORE *	60	1,377
Corteva	3,782	306,380
CRH PLC	3,716	440,049
Crown Holdings	635	62,427
Dakota Gold *	500	2,690
Dow	3,916	158,559
DuPont de Nemours	2,324	106,114
Eagle Materials	176	36,979
Eastman Chemical	630	46,047
Ecolab	1,412	367,967
Ecovyst *	604	8,565
Element Solutions	1,322	56,304
Ferroglobe PLC	639	2,965
Flotek Industries *	76	1,284
FMC	670	10,305
Freeport-McMoRan	7,943	458,947
Graphic Packaging Holding	1,572	14,981
Greif, Cl A	137	8,938
Greif, Cl B	25	2,006
Hawkins	103	17,247
HB Fuller	292	17,672
Hecla Mining	3,502	63,106
Huntsman	885	12,717
Hycroft Mining Holding, Cl A *	240	8,750
Idaho Strategic Resources *	80	3,372
Ingevity *	192	14,628
Innospec	132	10,066
International Flavors & Fragrances	1,371	96,244
International Paper	2,928	89,070
Intrepid Potash *	65	2,572
Ivanhoe Electric *	592	7,595
James Hardie Industries PLC *	3,226	67,714
Kaiser Aluminum	85	14,487
Knife River *	313	28,968
Koppers Holdings	100	4,083
Kronos Worldwide	116	863
Lifezone Metals *	145	795
Linde PLC	2,594	1,299,957
Louisiana-Pacific	350	25,266
LSB Industries *	283	4,217
LyondellBasell Industries, Cl A	1,422	106,081
Magnera *	191	1,906
Martin Marietta Materials	333	206,150
Materion	109	20,035
Mativ Holdings	290	2,691
Metallus *	192	3,694
Minerals Technologies	166	11,942
Mosaic	1,761	40,979
MP Materials *	872	57,587
Myers Industries	198	4,081

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
MATERIALS— continued
NewMarket	44	$29,727
Newmont	6,066	673,872
NioCorp Developments *	620	3,701
Nucor	1,230	277,107
O-I Glass, Cl I *	811	7,388
Olin	614	17,487
Origin Materials *	25	64
Packaging Corp of America	492	105,017
Perimeter Solutions *	760	23,028
PPG Industries	1,247	135,300
PureCycle Technologies *	874	6,538
Quaker Chemical	73	9,920
Ramaco Resources, Cl A *	222	3,297
Ramaco Resources, Cl B	37	370
Ranpak Holdings, Cl A *	247	1,257
Rayonier Advanced Materials *	345	3,274
Reliance	289	104,763
Royal Gold	468	109,222
RPM International	703	71,629
Ryerson Holding	238	6,590
Scotts Miracle-Gro, Cl A	238	14,923
Sensient Technologies	233	26,478
Sherwin-Williams	1,281	411,982
Silgan Holdings	469	19,018
Smurfit Westrock PLC	2,893	111,062
Solesence *	98	131
Sonoco Products	542	27,078
Steel Dynamics	759	173,553
Stepan	116	5,803
SunCoke Energy	452	3,083
Sylvamo	176	7,520
Tredegar *	144	1,382
TriMas	193	7,145
Tronox Holdings PLC, Cl A	632	6,314
United States Antimony *	658	7,903
United States Lime & Minerals	58	6,245
US Gold *	74	1,215
USA Rare Earth *	1,029	26,723
Vulcan Materials	735	221,779
Warrior Met Coal	287	25,787
Westlake	197	22,710
Worthington Steel	200	7,686
		8,454,883
REAL ESTATE — 2.4%
Acadia Realty Trust ‡	704	15,220
Agree Realty ‡	628	48,425
Alexander's ‡	11	2,772
Alpine Income Property Trust ‡	69	1,297
American Assets Trust ‡	199	4,127
American Healthcare REIT ‡	1,028	52,202
American Homes 4 Rent, Cl A ‡	1,773	56,452
American Tower ‡	2,597	474,498
Americold Realty Trust ‡	1,537	18,798
Apartment Investment and Management, Cl A ‡	725	3,081
COMMON STOCK — continued

	Shares	Value
REAL ESTATE— continued
Apple Hospitality ‡	1,138	$15,329
Armada Hoffler Properties ‡	426	2,594
AvalonBay Communities ‡	785	143,655
Braemar Hotels & Resorts ‡	313	757
Brandywine Realty Trust ‡	900	2,727
Brixmor Property Group ‡	1,689	50,822
Broadstone Net Lease, Cl A ‡	997	19,741
BRT Apartments ‡	56	805
BXP ‡	875	51,153
Camden Property Trust ‡	584	61,332
CareTrust ‡	1,232	48,602
CBL & Associates Properties ‡	86	3,872
CBRE Group, Cl A *	1,644	234,648
Centerspace ‡	90	6,144
Chatham Lodging Trust ‡	255	2,213
Clipper Realty ‡	29	98
Compass, Cl A *	3,916	29,643
COPT Defense Properties ‡	610	19,063
CoStar Group *	2,329	80,595
Cousins Properties ‡	900	23,049
Crown Castle ‡	2,414	214,315
CTO Realty Growth ‡	167	3,382
CubeSmart ‡	1,258	50,924
Curbline Properties ‡	519	14,324
Cushman & Wakefield *	1,237	17,367
DiamondRock Hospitality ‡	1,074	10,955
Digital Realty Trust ‡	1,909	383,594
Douglas Elliman *	390	784
Douglas Emmett ‡	877	9,480
Easterly Government Properties, Cl A ‡	234	5,483
EastGroup Properties ‡	294	59,153
Elme Communities ‡	469	1,018
Empire State Realty Trust, Cl A ‡	753	4,194
EPR Properties ‡	415	23,161
Equinix ‡	544	589,060
Equity LifeStyle Properties ‡	1,010	63,923
Equity Residential ‡	2,052	134,160
Essential Properties Realty Trust ‡	1,096	34,447
Essex Property Trust ‡	355	93,440
eXp World Holdings	497	3,091
Extra Space Storage ‡	1,169	167,553
Farmland Partners ‡	205	2,204
Federal Realty Investment Trust ‡	477	52,899
First Industrial Realty Trust ‡	734	45,515
Five Point Holdings, Cl A *	335	1,668
Forestar Group *	104	2,939
Four Corners Property Trust ‡	566	14,473
Franklin Street Properties ‡	488	318
FrontView REIT ‡	111	1,965
FRP Holdings *	62	1,303
Getty Realty ‡	309	10,234
Gladstone Commercial ‡	258	3,253
Global Net Lease ‡	1,169	11,176
Healthcare Realty Trust, Cl A ‡	1,929	36,072
Highwoods Properties ‡	583	14,173

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
REAL ESTATE— continued
Host Hotels & Resorts ‡	3,770	$79,660
Howard Hughes Holdings *	167	10,399
Hudson Pacific Properties *‡	290	2,672
Independence Realty Trust ‡	1,281	20,893
Industrial Logistics Properties Trust ‡	299	2,222
InvenTrust Properties ‡	417	13,394
Invitation Homes ‡	3,198	92,006
Iron Mountain ‡	1,537	193,647
JBG SMITH Properties ‡	318	4,770
Jones Lang LaSalle *	257	81,759
Kennedy-Wilson Holdings	572	6,235
Kilroy Realty ‡	632	21,020
Kimco Realty ‡	3,696	87,373
Kite Realty Group Trust ‡	1,196	31,287
Lamar Advertising, Cl A ‡	472	65,060
Landbridge, Cl A	98	6,736
Lineage ‡	390	14,383
LTC Properties ‡	252	9,631
LXP Industrial Trust ‡	310	15,765
Macerich ‡	1,415	30,748
Marcus & Millichap	131	3,641
Maui Land & Pineapple *	40	621
Mid-America Apartment Communities ‡	647	83,579
Millrose Properties, Cl A ‡	851	26,100
National Health Investors ‡	246	18,920
National Storage Affiliates Trust ‡	383	16,301
NET Lease Office Properties ‡	80	1,045
NETSTREIT ‡	449	9,236
Newmark Group, Cl A	753	12,138
NexPoint Diversified Real Estate Trust ‡	183	992
NexPoint Residential Trust ‡	113	3,265
NNN REIT ‡	1,047	45,848
Offerpad Solutions *	203	160
Omega Healthcare Investors ‡	1,641	77,078
One Liberty Properties ‡	84	1,908
Opendoor Technologies *	4,263	22,935
Orion Properties ‡	294	844
Outfront Media ‡	857	26,434
Park Hotels & Resorts ‡	989	11,344
Peakstone Realty Trust ‡	192	4,028
Pebblebrook Hotel Trust ‡	599	8,416
Phillips Edison ‡	696	27,955
Piedmont Realty Trust, Cl A *‡	660	5,518
Postal Realty Trust, Cl A ‡	133	2,910
Prologis ‡	5,141	730,125
Public Storage ‡	876	264,946
Rayonier ‡	1,650	35,001
RE/MAX Holdings, Cl A *	93	995
Realty Income ‡	5,113	328,459
Regency Centers ‡	1,010	78,629
Rexford Industrial Realty ‡	1,288	46,226
RLJ Lodging Trust ‡	735	6,056
RMR Group, Cl A	83	1,478
COMMON STOCK — continued

	Shares	Value
REAL ESTATE— continued
Ryman Hospitality Properties ‡	335	$35,205
Sabra Health Care ‡	1,361	28,118
Safehold ‡	300	4,806
Saul Centers ‡	69	2,376
SBA Communications, Cl A ‡	587	129,844
Seaport Entertainment Group *	40	892
Seritage Growth Properties *	192	495
Service Properties Trust ‡	846	1,311
Sila Realty Trust ‡	295	8,977
Simon Property Group ‡	1,737	353,844
SITE Centers ‡	266	1,460
SL Green Realty ‡	384	16,285
Smartstop Self Storage REIT ‡	298	9,381
St. Joe	221	14,270
STAG Industrial ‡	1,037	40,007
Star Holdings *	66	566
Stratus Properties *	39	1,180
Strawberry Fields REIT ‡	40	495
Summit Hotel Properties ‡	561	2,788
Sun Communities ‡	676	86,420
Sunstone Hotel Investors ‡	1,012	9,938
Tanger ‡	625	23,175
Tejon Ranch *	118	2,309
Terreno Realty ‡	564	36,773
Transcontinental Realty Investors *	6	213
UDR ‡	1,831	66,539
UMH Properties ‡	411	6,391
Urban Edge Properties ‡	680	14,906
Veris Residential ‡	380	7,209
Vornado Realty Trust ‡	974	29,113
Welltower ‡	3,817	829,587
Weyerhaeuser ‡	3,997	98,006
Whitestone, Cl B ‡	265	5,019
WP Carey ‡	1,197	87,297
Xenia Hotels & Resorts ‡	507	8,249
Zillow Group, Cl A *	260	11,599
Zillow Group, Cl C *	931	41,336
		8,264,884
UTILITIES — 2.6%
AES	3,937	56,890
Alliant Energy	1,426	104,711
Ameren	1,498	170,248
American Electric Power	2,945	403,789
American States Water	207	15,585
American Water Works	1,079	138,565
Artesian Resources, Cl A	49	1,534
Atmos Energy	896	170,222
Avista	436	17,920
Black Hills	418	31,471
Cadiz *	299	1,295
California Water Service Group	320	13,517
CenterPoint Energy	3,615	157,795
Chesapeake Utilities	125	15,765
Clearway Energy, Cl A	162	6,550

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UTILITIES— continued
Clearway Energy, Cl C	451	$18,202
CMS Energy	1,684	129,230
Consolidated Edison	2,004	223,426
Consolidated Water	81	2,596
Constellation Energy	1,734	542,742
Dominion Energy	4,746	306,117
DTE Energy	1,010	153,207
Duke Energy	4,316	559,138
Edison International	2,138	148,570
Entergy	2,478	292,181
Essential Utilities	1,571	60,012
Evergy	1,246	103,219
Eversource Energy	2,084	147,339
Exelon	5,615	258,234
FirstEnergy	3,047	144,793
Genie Energy, Cl B	107	1,495
Global Water Resources	74	526
H2O America	177	9,946
Hallador Energy *	177	2,749
Hawaiian Electric Industries *	874	13,171
IDACORP, Cl Rights	300	44,322
MDU Resources Group	1,175	26,473
MGE Energy	197	15,803
Middlesex Water	98	4,986
Montauk Renewables *	311	454
National Fuel Gas	523	44,131
New Jersey Resources	557	31,365
NextEra Energy	11,584	1,133,842
NiSource	2,648	127,845
Northwest Natural Holding	214	11,342
Northwestern Energy Group	339	24,523
NRG Energy	1,058	164,604
OGE Energy	1,167	56,950
Oklo, Cl A *	723	52,417
ONE Gas	329	29,353
Ormat Technologies	325	37,342
Otter Tail	222	19,811
PG&E	12,205	202,847
Pinnacle West Capital	664	68,870
Portland General Electric	623	32,352
PPL	3,938	147,439
Public Service Enterprise Group	2,774	226,525
Pure Cycle *	113	1,304
Sempra	3,631	345,381
Southern	6,088	588,710
Southwest Gas Holdings	372	34,987
Spire	314	28,630
Star Group	144	1,824
Talen Energy *	253	94,222
TXNM Energy	600	35,436
UGI	1,193	43,055
Unitil	95	4,984
Vistra	1,870	295,161
WEC Energy Group	1,808	213,235
Xcel Energy	3,285	272,491
XPLR Infrastructure *	506	5,237
COMMON STOCK — continued

	Shares	Value
UTILITIES— continued
York Water	77	$2,234
		8,893,237
Total Common Stock
(Cost $233,906,071)		332,923,165

RIGHTS — 0.0%

	Number Of Rights
AbioMed‡‡(A)	101	—
Alibero Pharma‡‡(A)	36	—
Alkermes PLC‡‡	485	310
Applied Therapeutics‡‡	629	6
Blueprint Medicines*‡‡(A)	286	—
Concentra Biosciences‡‡(A)	66	1
Concert Pharmaceuticals‡‡(A)	89	—
Day One Biopharmaceutical‡‡(A)	23	94
Flexion Therapeutics‡‡(A)	42	—
Gilead Sciences‡‡	317	—
Icosavax‡‡(A)	105	—
Industrial Advisor‡‡	220	—
Inhibrx‡‡(A)	132	—
MannKind‡‡(A)	171	55
Mirati Therapeutics*‡‡(A)	201	—
Novartis‡‡	104	—
Pfizer‡‡(A)	288	1,426
Poseida Therapeutics‡‡(A)	286	143
Prevail Therapeutics‡‡(A)	16	—
Roche Holding‡‡(A)	658	—
Sage Therapeutics‡‡(A)	248	45
Sanofi‡‡(A)	138	7
TPG‡‡	1,187	—
Verve Therapeutics‡‡(A)	321	202
Xoma Royalty‡‡(A)	138	19
Zimmer Biomet Holdings‡‡(A)	206	19

Total Rights
(Cost $–)		2,327
Total Investments in Securities— 96.7%
(Cost $233,906,071)		$332,925,492

Percentages are based on Net Assets of $344,221,044.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2026 (Unaudited)

‡‡	Expiration Date or Rate unavailable.
(A)	Level 3 security in accordance with fair value hierarchy.

See “Glossary for abbreviations”.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2026 (Unaudited)

A list of the open OTC swap agreements held by the Fund at April 30, 2026, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Value	Upfront Payments/ Receipts	Net Unrealized Appreciation (Depreciation)
Wells Fargo	WFCBL217 Custom Basket*	FEDL01+ 0.45%	Asset Return	Annually	04/14/2027	USD	9,682,368	$654,804	$–	$654,804
								$654,804	$–	$654,804

*The following table represents the individual common stock exposures comprising the WFCBL217 Custom Basket Total Return Swaps as of April 30, 2026:

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
337	Advanced Micro Devices Inc	108,175	7,316	1.1
964	Alphabet Inc, Class A	333,117	22,528	3.4
1,203	Alphabet Inc, Class C	418,887	28,329	4.3
253	Amphenol Corp	33,762	2,283	0.4
101	Analog Devices Inc	36,909	2,496	0.4
3,005	Apple Inc	737,982	49,909	7.6
164	Applied Materials Inc	58,664	3,967	0.6
217	Arista Networks Inc	33,901	2,293	0.4
1,462	AT&T Inc	34,587	2,339	0.4
1,397	Bank Of America Corp	67,585	4,571	0.7
284	Berkshire Hathaway Inc	121,856	8,241	1.3
968	Broadcom Inc	365,649	24,728	3.8
97	Caterpillar Inc	78,287	5,294	0.8
392	Chevron Corp	68,510	4,633	0.7
743	Cisco Systems Inc	61,543	4,162	0.6
371	Citigroup Inc	42,963	2,906	0.4
733	Coca-Cola Co/The	52,245	3,533	0.5
92	Costco Wholesale Corp	84,586	5,720	0.9
81	Eaton Corp PLC	31,597	2,137	0.3
874	Exxon Mobil Corp	122,091	8,257	1.3
56	GE Vernova Inc	54,880	3,711	0.6
211	General Electric Co	55,426	3,748	0.6
258	Gilead Sciences Inc	30,537	2,065	0.3
62	Goldman Sachs Group Inc/The	51,932	3,512	0.5
207	Home Depot Inc/The	61,598	4,166	0.6
854	Intel Corp	73,012	4,938	0.8
194	International Business Machine	40,602	2,746	0.4
551	JPMorgan Chase & Co	156,224	10,565	1.6
27	KLA Corp	43,225	2,923	0.4
260	Lam Research Corp	60,574	4,097	0.6
97	Linde PLC	43,975	2,974	0.5
148	Mcdonald’S Corp	39,357	2,662	0.4
452	Meta Platforms Inc	250,575	16,946	2.6
233	Micron Technology Inc	109,298	7,392	1.1
1,544	Microsoft Corp	569,950	38,545	5.9
248	Morgan Stanley	42,778	2,893	0.4
872	Netflix Inc	73,899	4,998	0.8
433	Nextera Energy Inc	38,352	2,594	0.4
4,862	Nvidia Corp	878,295	59,398	9.1
355	Oracle Corp	51,896	3,510	0.5
457	Palantir Technologies Inc	57,554	3,892	0.6
284	Pepsico Inc	40,724	2,754	0.4
483	Procter & Gamble Co/The	64,313	4,349	0.7
222	Qualcomm Inc	36,076	2,440	0.4
605	Tesla Inc	209,064	14,139	2.2
189	Texas Instruments Inc	48,016	3,247	0.5
230	TJX Cos Inc/The	32,675	2,210	0.3
801	Verizon Communications Inc	34,841	2,356	0.4

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND
APRIL 30, 2026 (Unaudited)

Shares	Description	Notional Amount ($)	Unrealized Appreciation ($)	Percentage of Basket (%)
900	Walmart Inc	107,436	7,266	1.1
369	Walt Disney Co/The	34,631	2,342	0.4
30,962	Other	3,397,757	229,784	35.0
		$9,682,368	$654,804	100.0%

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$332,923,165	$—	$—	$332,923,165
Rights	316	—	2,011	2,327
Total Investments in Securities	$332,923,481	$—	$2,011	$332,925,492

Other Financial

Instruments	Level 1	Level 2	Level 3	Total
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	654,804	–	654,804
Total Other Financial Instruments	$–	$654,804	$–	$654,804

(1)	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
*	Swap contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
REAL ESTATE FUND
APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.3%#
	Shares	Value
REAL ESTATE — 99.3%
Agree Realty ‡	21,286	$1,641,364
American Healthcare REIT ‡	29,499	1,497,959
American Homes 4 Rent, Cl A ‡	43,241	1,376,793
American Tower ‡	49,705	9,081,601
AvalonBay Communities ‡	14,747	2,698,701
Brixmor Property Group ‡	51,473	1,548,823
Broadstone Net Lease, Cl A ‡	75,594	1,496,761
BXP ‡	18,300	1,069,818
Camden Property Trust ‡	16,468	1,729,469
CareTrust ‡	48,897	1,928,987
CBRE Group, Cl A *	8,111	1,157,683
COPT Defense Properties ‡	23,469	733,406
Crown Castle ‡	48,716	4,325,007
CubeSmart ‡	21,209	858,540
Digital Realty Trust ‡	39,629	7,963,051
EastGroup Properties ‡	10,537	2,120,044
Equinix ‡	11,637	12,600,893
Equity LifeStyle Properties ‡	7,177	454,232
Equity Residential ‡	38,156	2,494,639
Essex Property Trust ‡	6,742	1,774,562
Extra Space Storage ‡	23,176	3,321,816
Federal Realty Investment Trust ‡	10,147	1,125,302
First Industrial Realty Trust ‡	24,107	1,494,875
Highwoods Properties ‡	31,173	757,816
Host Hotels & Resorts ‡	132,709	2,804,141
Invitation Homes ‡	72,388	2,082,603
Iron Mountain ‡	31,649	3,987,458
Kimco Realty ‡	101,112	2,390,288
Lamar Advertising, Cl A ‡	12,731	1,754,841
Mid-America Apartment Communities ‡	12,067	1,558,815
Millrose Properties, Cl A ‡	44,589	1,367,545
NNN REIT ‡	29,299	1,283,003
Omega Healthcare Investors ‡	49,586	2,329,054
Outfront Media ‡	35,141	1,084,100
Prologis ‡	112,309	15,950,124
Public Storage ‡	18,610	5,628,595
Rayonier ‡	27,567	584,689
Realty Income ‡	115,948	7,448,500
Regency Centers ‡	25,793	2,007,985
Rexford Industrial Realty ‡	32,169	1,154,545
Ryman Hospitality Properties ‡	8,331	875,505
SBA Communications, Cl A ‡	13,691	3,028,449
Simon Property Group ‡	39,090	7,963,024
STAG Industrial ‡	17,916	691,199
Sun Communities ‡	19,758	2,525,863
Tanger ‡	23,640	876,571
UDR ‡	48,938	1,778,407
Vornado Realty Trust ‡	39,933	1,193,597
Welltower ‡	81,604	17,735,813
Weyerhaeuser ‡	75,204	1,844,002
WP Carey ‡	32,170	2,346,158
COMMON STOCK — continued
	Shares	Value
REAL ESTATE— continued
Xenia Hotels & Resorts ‡	39,100	$636,157
		160,163,173
Total Common Stock
(Cost $143,018,346)		160,163,173
Total Investments in Securities— 99.3%
(Cost $143,018,346)		$160,163,173

Percentages are based on Net Assets of $161,283,836.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust.

See “Glossary” for abbreviations.

As of April 30, 2026, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
APRIL 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.3%#
	Shares	Value
AUSTRALIA — 2.9%
FINANCIALS — 0.6%
QBE Insurance Group	106,000	$1,716,969

MATERIALS — 2.3%
BHP Group	119,436	4,727,182
Lynas Rare Earths *	118,000	1,673,963
		6,401,145
Total Australia		8,118,114

AUSTRIA — 0.7%
INDUSTRIALS — 0.7%
ANDRITZ	23,000	1,954,332

BRAZIL — 1.5%
FINANCIALS — 1.5%
Itau Unibanco Holding	472,245	4,130,401

CANADA — 7.2%
CONSUMER DISCRETIONARY — 1.0%
Dollarama	21,120	2,699,181

ENERGY — 1.3%
Enbridge	67,500	3,743,844

FINANCIALS — 3.4%
Manulife Financial	87,660	3,446,771
Royal Bank of Canada	34,000	6,115,169
		9,561,940
INFORMATION TECHNOLOGY — 0.4%
Shopify, Cl A *	10,600	1,286,655

MATERIALS — 1.1%
Agnico Eagle Mines	16,100	3,027,513

Total Canada		20,319,133

CHINA — 9.7%
COMMUNICATION SERVICES — 1.9%
China Tower, Cl H	1,660,000	2,352,411
Tencent Holdings	50,800	3,085,199
		5,437,610
CONSUMER DISCRETIONARY — 1.3%
ANTA Sports Products	130,000	1,361,883
Midea Group, Cl A	203,000	2,414,030
		3,775,913
FINANCIALS — 2.5%
Bank of China, Cl H	4,523,000	2,937,054
People's Insurance Group of China, Cl H	3,180,000	2,175,809
COMMON STOCK — continued
	Shares	Value
CHINA — continued
FINANCIALS — continued
Shanghai Pudong Development Bank, Cl A	1,299,916	$1,763,912
		6,876,775
INDUSTRIALS — 2.7%
Contemporary Amperex Technology, Cl A	34,500	2,214,600
Sany Heavy Industry, Cl A	585,000	1,747,506
Weichai Power, Cl H	754,000	3,748,050
		7,710,156
INFORMATION TECHNOLOGY — 1.3%
Cambricon Technologies, Cl A *	5,670	1,426,092
Hygon Information Technology, Cl A	26,000	1,141,578
NAURA Technology Group, Cl A	13,675	1,081,862
		3,649,532
Total China		27,449,986

FINLAND — 1.2%
INDUSTRIALS — 1.2%
Wartsila Abp	79,500	3,338,789

FRANCE — 6.5%
CONSUMER STAPLES — 0.9%
Danone	33,300	2,608,998

ENERGY — 0.8%
TotalEnergies	24,500	2,277,860

FINANCIALS — 1.0%
BNP Paribas	27,950	2,935,361

INDUSTRIALS — 1.1%
Schneider Electric	9,600	3,054,815

MATERIALS — 1.0%
Air Liquide	12,700	2,732,292

UTILITIES — 1.7%
Engie	142,810	4,707,400

Total France		18,316,726

GERMANY — 3.1%
CONSUMER DISCRETIONARY — 1.5%
Aumovio *	34,500	1,496,219
Continental	36,000	2,723,881
		4,220,100
INDUSTRIALS — 0.5%
Siemens	5,000	1,485,811

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
GERMANY — continued
INFORMATION TECHNOLOGY — 1.1%
SAP	17,864	$2,999,254

Total Germany		8,705,165

HONG KONG — 0.9%
CONSUMER STAPLES — 0.9%
WH Group	2,175,000	2,660,127

INDIA — 4.2%
COMMUNICATION SERVICES — 0.8%
Bharti Airtel	109,600	2,190,896

CONSUMER DISCRETIONARY — 0.7%
Eicher Motors	27,400	2,061,710

FINANCIALS — 0.8%
ICICI Bank	172,440	2,313,858

INFORMATION TECHNOLOGY — 1.2%
Persistent Systems	36,700	1,875,127
Tata Consultancy Services	54,500	1,430,206
		3,305,333
UTILITIES — 0.7%
Power Grid Corp of India	590,266	1,987,724

Total India		11,859,521

ITALY — 1.5%
FINANCIALS — 1.5%
UniCredit	53,400	4,126,893

JAPAN — 10.0%
FINANCIALS — 3.0%
Mitsubishi UFJ Financial Group	298,400	5,360,111
Tokio Marine Holdings	67,300	3,082,123
		8,442,234
HEALTH CARE — 1.5%
Hoya	23,160	4,324,986

INDUSTRIALS — 2.3%
Komatsu	80,200	3,434,004
Sumitomo	83,000	3,086,123
		6,520,127
INFORMATION TECHNOLOGY — 1.5%
Murata Manufacturing	123,300	4,089,152

MATERIALS — 0.7%
Nitto Denko	98,000	1,863,987
COMMON STOCK — continued
	Shares	Value
JAPAN — continued
REAL ESTATE — 1.0%
Mitsui Fudosan	265,300	$2,905,574

Total Japan		28,146,060

LUXEMBOURG — 1.1%
MATERIALS — 1.1%
ArcelorMittal	52,750	3,062,424

MALAYSIA — 0.6%
UTILITIES — 0.6%
Tenaga Nasional	480,000	1,759,199

MEXICO — 0.9%
FINANCIALS — 0.9%
Grupo Financiero Banorte	238,000	2,593,701

NETHERLANDS — 6.6%
CONSUMER STAPLES — 1.2%
Koninklijke Ahold Delhaize	73,400	3,447,570

FINANCIALS — 2.2%
ING Groep	118,000	3,415,096
NN Group	31,500	2,757,324
		6,172,420
HEALTH CARE — 0.8%
Argenx *	2,680	2,101,738

INFORMATION TECHNOLOGY — 2.4%
ASML Holding	4,710	6,808,545

Total Netherlands		18,530,273

NORWAY — 0.5%
ENERGY — 0.5%
Var Energi	295,000	1,499,025

SINGAPORE — 0.8%
FINANCIALS — 0.8%
United Overseas Bank	79,640	2,268,072

SOUTH AFRICA — 0.7%
FINANCIALS — 0.7%
Investec PLC	234,500	1,990,169

SOUTH KOREA — 7.5%
CONSUMER DISCRETIONARY — 1.0%
Kia	25,970	2,678,592

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
APRIL 30, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA — continued
FINANCIALS — 1.2%
KB Financial Group	31,581	$3,458,284

INDUSTRIALS — 0.5%
HD Hyundai Electric	1,750	1,504,858

INFORMATION TECHNOLOGY — 4.8%
Samsung Electronics	54,020	8,134,747
SK Hynix	5,860	5,225,764
		13,360,511
Total South Korea		21,002,245

SPAIN — 3.9%
CONSUMER DISCRETIONARY — 0.9%
Amadeus IT Group	44,840	2,587,381

FINANCIALS — 2.2%
CaixaBank	316,800	4,032,356
Mapfre	457,700	2,240,599
		6,272,955
INDUSTRIALS — 0.8%
Aena SME	77,500	2,116,735

Total Spain		10,977,071

SWEDEN — 1.3%
HEALTH CARE — 0.5%
Ambea	105,600	1,602,400

INFORMATION TECHNOLOGY — 0.8%
Hexagon, Cl B	200,000	2,184,990

Total Sweden		3,787,390

SWITZERLAND — 4.0%
CONSUMER STAPLES — 1.5%
Barry Callebaut	1,000	1,498,859
Nestle PLC	26,700	2,703,099
		4,201,958
FINANCIALS — 2.5%
Swiss Re	15,500	2,496,876
UBS Group	105,109	4,651,262
		7,148,138
Total Switzerland		11,350,096

TAIWAN — 9.3%
CONSUMER DISCRETIONARY — 1.1%
Alibaba Group Holding ADR	23,700	3,125,556

FINANCIALS — 1.4%
CTBC Financial Holding	2,346,900	3,881,827

INFORMATION TECHNOLOGY — 6.8%
Delta Electronics	38,500	2,699,831
COMMON STOCK — continued
	Shares	Value
TAIWAN — continued
INFORMATION TECHNOLOGY — continued
Taiwan Semiconductor Manufacturing	235,960	$16,380,784
		19,080,615
Total Taiwan		26,087,998

THAILAND — 0.5%
COMMUNICATION SERVICES — 0.5%
Advanced Info Service	120,000	1,253,331

UNITED KINGDOM — 5.9%
CONSUMER STAPLES — 1.3%
Tesco	555,000	3,635,828

ENERGY — 1.8%
Shell PLC	109,200	4,964,968

FINANCIALS — 1.3%
Barclays	620,000	3,644,304

INDUSTRIALS — 1.0%
IMI	73,000	2,780,426

REAL ESTATE — 0.5%
British Land ‡	283,000	1,497,483

Total United Kingdom		16,523,009

UNITED STATES — 3.3%
INDUSTRIALS — 1.6%
AerCap Holdings	19,150	2,723,321
Copa Holdings, Cl A	15,300	1,769,904
		4,493,225
MATERIALS — 1.7%
CRH PLC	24,620	2,915,501
Southern Copper	11,516	1,977,113
		4,892,614
Total United States		9,385,839
Total Common Stock
(Cost $195,151,197)		271,195,089
EXCHANGE-TRADED FUND — 0.6%

UNITED STATES — 0.6%
iShares MSCI Poland ETF	47,000	1,803,860
Total Exchange-Traded Funds
(Cost $1,774,595)		1,803,860
Total Investments in Securities— 96.9%
(Cost $196,925,792)		$272,998,949

Percentages are based on Net Assets of $281,747,735.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND
APRIL 30, 2026 (Unaudited)

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust.

See “Glossary” for abbreviations.

The following is a summary of the level of inputs used as of April 30, 2026, in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$8,118,114	$—	$8,118,114
Austria	—	1,954,332	—	1,954,332
Brazil	4,130,401	—	—	4,130,401
Canada	20,319,133	—	—	20,319,133
China	—	27,449,986	—	27,449,986
Finland	—	3,338,789	—	3,338,789
France	—	18,316,726	—	18,316,726
Germany	—	8,705,165	—	8,705,165
Hong Kong	—	2,660,127	—	2,660,127
India	—	11,859,521	—	11,859,521
Italy	—	4,126,893	—	4,126,893
Japan	—	28,146,060	—	28,146,060
Luxembourg	—	3,062,424	—	3,062,424
Malaysia	—	1,759,199	—	1,759,199
Mexico	2,593,701	—	—	2,593,701
Netherlands	3,447,570	15,082,703	—	18,530,273
Norway	—	1,499,025	—	1,499,025
Singapore	—	2,268,072	—	2,268,072
South Africa	—	1,990,169	—	1,990,169
South Korea	—	21,002,245	—	21,002,245
Spain	—	10,977,071	—	10,977,071
Sweden	1,602,400	2,184,990	—	3,787,390
Switzerland	—	11,350,096	—	11,350,096
Taiwan	3,125,556	22,962,442	—	26,087,998
Thailand	—	1,253,331	—	1,253,331
United Kingdom	—	16,523,009	—	16,523,009
United States	9,385,839	—	—	9,385,839
Total Common Stock	44,604,600	226,590,489	—	271,195,089
Exchange-Traded Fund	1,803,860	—	—	1,803,860
Total Investments in Securities	$46,408,460	$226,590,489	$—	$272,998,949

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

APRIL 30, 2026 (Unaudited)

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

Fund Abbreviations	Currency Abbreviation
BDC — Business Development Company	USD — United States Dollar
Cl — Class
CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
ETF — Exchange Traded Fund
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FREMF — Freddie Mac Multi-Family
GNMA — Government National Mortgage Association
H15T1Y — 1 Year U.S. Treasury Yield Curve Constant Maturity
H15T5Y — 5 Year U.S. Treasury Yield Curve Constant Maturity
MTN — Medium Term Note
NASDAQ — National Association of Securities Dealers Automated Quotations
PLC — Public Limited Company
RB — Revenue Bond
REIT — Real Estate Investment Trust
S&P — Standard & Poor's
Ser — Series
SOFR30A — 30-Day Average Secured Overnight Financing Rate Index
SOFR90A — 90-Day Average Secured Overnight Financing Rate Index
SOFRINDX — Secured Overnight Financing Rate Index
TSFR1M — 1-Month Term Secured Overnight Financing Rate
TSFR3M — 3-Month Term Secured Overnight Financing Rate
USSW5 — USD 5-Year Interest Rate Swap Bond

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2026
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Limited Duration Fund	Core Bond Fund	Long/Short Equity Fund	Large Cap Value Fund	Large Cap Growth Fund
Assets:
Investments in securities, at value†	$245,433,406	$375,216,609	$165,625,986	$345,446,388	$325,229,358
Foreign currency, at value††	–	–	1	–	–
Cash	2,183,808	3,970,237	136,975,268	5,986,889	5,201,462
Dividends and interest receivable	2,055,499	3,031,335	469,522	285,271	80,755
Receivable for capital shares sold	281,991	1,744,192	1,030,881	838,985	2,113,516
Tax reclaim receivable	–	–	17,629	3,472	2,419
Prepaid expenses	16,385	19,293	13,133	19,936	18,283
Total Assets	249,971,089	383,981,666	304,132,420	352,580,941	332,645,793
Liabilities:
Securities sold short, at value†††	–	–	83,333,036	–	–
Payable for investment securities purchased	1,487,962	229,953	–	–	–
Payable for capital shares redeemed	472,102	26,993	24,881	97,044	92,751
Income distribution payable	448,254	–	–	–	–
Audit fees payable	16,649	16,428	13,768	13,497	13,602
Pricing fees payable	9,941	9,809	38	–	–
Printing fees payable	9,057	13,483	6,969	12,949	11,683
Transfer Agent fees payable	6,974	9,359	–	7,839	7,139
Custodian fees payable	364	981	658	–	–
Legal fees payable	–	–	–	8,465	7,431
Filing fees payable	–	–	–	5,454	8,562
Investment Adviser fees payable	70,220	112,221	222,154	167,477	153,852
Administrator fees payable	10,974	16,571	9,455	14,850	13,641
Chief Compliance Officer fees payable	2,734	3,883	2,141	3,503	3,132
Trustees' fees payable	191	200	240	400	93
Shareholder servicing fees payable (Class S Shares)	–	–	–	114	1,055
Accrued expenses	15,599	22,670	3,604	4,276	1,461
Total Liabilities	2,551,021	462,551	83,616,944	335,868	314,402
Commitments and Contingencies‡
Net Assets	$247,420,068	$383,519,115	$220,515,476	$352,245,073	$332,331,391
† Cost of securities	$246,268,783	$385,029,210	$130,284,167	$272,125,218	$198,034,572
†† Cost of foreign currency	–	–	–	–	–
††† Proceeds from securities sold short	–	–	(88,369,712)	–	–
Net Assets:
Paid-in Capital	$250,392,955	$404,780,183	$190,010,015	$251,462,906	$197,232,591
Total Distributable Earnings (Accumulated Losses)	(2,972,887)	(21,261,068)	30,505,461	100,782,167	135,098,800
Net Assets	$247,420,068	$383,519,115	$220,515,476	$352,245,073	$332,331,391
I Shares:
Net Assets	$247,335,383	$382,460,148	$220,515,476	$351,650,164	$329,407,603
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	25,465,904	43,596,771	17,063,655	17,470,991	13,287,649
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$9.71	$8.77	$12.92	$20.13	$24.79
Class S Shares:
Net Assets	$84,685	$1,058,967	N/A	$594,909	$2,923,788
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	8,725	120,864	N/A	29,564	118,791
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$9.71	$8.76	N/A	$20.12	$24.61

*	Redemption price per share may vary depending on the length of time shares are held.
‡	See Note 7 in the Notes to Financial Statements.

N/A Not Applicable.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2026
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Small Cap Fund	U.S. All Cap Index Fund	Real Estate Fund	International Equity Fund
Assets:
Investments in securities, at value†	$186,824,009	$332,925,492	$160,163,173	$272,998,949
Foreign currency, at value††	–	–	–	563,580
OTC Swap Contracts, at value†††	–	654,804	–	–
Cash	6,703,576	10,281,923	822,051	7,914,052
Receivable for capital shares sold	368,195	410,258	411,864	337,614
Dividends and interest receivable	31,110	133,839	64,528	646,565
Tax reclaim receivable	–	1,171	–	888,937
Unrealized Appreciation on Spot Contracts	–	–	–	267
Prepaid expenses	15,620	19,235	19,484	16,876
Total Assets	193,942,510	344,426,722	161,481,100	283,366,840
Liabilities:
Payable for investment securities purchased	–	–	–	990,741
Payable for capital shares redeemed	27,993	106,913	37,153	28,443
Audit fees payable	13,808	17,293	27,652	13,621
Printing fees payable	6,945	9,549	2,772	9,614
Transfer Agent fees payable	5,705	4,907	4,588	7,424
Legal fees payable	4,670	–	3,260	6,906
Filing fees payable	554	–	502	131
Custodian fees payable	–	6,608	607	2,816
Pricing fees payable	–	11,160	491	1,492
Investment Adviser fees payable	110,852	25,043	99,994	208,038
Administrator fees payable	8,134	14,281	6,731	11,970
Chief Compliance Officer fees payable	1,948	3,329	7,841	–
Shareholder servicing fees payable (Class S Shares)	654	–	–	336
Trustees' fees payable	128	332	149	208
Accrued Foreign Capital Gains Tax on Appreciated Securities	–	–	–	326,636
Accrued expenses	6,084	6,263	5,524	10,729
Total Liabilities	187,475	205,678	197,264	1,619,105
Commitments and Contingencies‡
Net Assets	$193,755,035	$344,221,044	$161,283,836	$281,747,735
† Cost of securities	$145,008,448	$233,906,071	$143,018,346	$196,925,792
†† Cost of foreign currency	–	–	–	557,736
††† Premiums received from OTC swap contracts	–	–	–	–
Net Assets:
Paid-in Capital	$138,944,925	$245,946,849	$171,659,597	$194,585,161
Total Distributable Earnings (Accumulated Losses)	54,810,110	98,274,195	(10,375,761)	87,162,574
Net Assets	$193,755,035	$344,221,044	$161,283,836	$281,747,735
I Shares:
Net Assets	$193,602,299	$344,221,044	$161,283,836	$281,265,107
Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	12,911,675	15,907,233	18,287,312	16,620,229
Net Asset Value, Offering and Redemption Price Per Share*
(Net Assets ÷ Shares Outstanding)	$14.99	$21.64	$8.82	$16.92
Class S Shares:
Net Assets	$152,736	N/A	N/A	$482,628
Outstanding Shares of Beneficial Interest
(unlimited authorization - no par value)	10,251	N/A	N/A	28,631
Net Asset Value, Offering and Redemption Price Per Share*
(Net Assets ÷ Shares Outstanding)	$14.90	N/A	N/A	$16.86

*	Redemption price per share may vary depending on the length of time shares are held.
‡	See Note 7 in the Notes to Financial Statements.

N/A Not Applicable.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
FOR THE PERIOD ENDED
APRIL 30, 2026
(Unaudited)

STATEMENTS OF OPERATIONS

	Limited Duration Fund	Core Bond Fund	Long/Short Equity Fund	Large Cap Value Fund	Large Cap Growth Fund
Investment Income
Interest	$5,753,606	$8,575,892	$2,341,795	$74,535	$53,412
Dividends	–	–	951,765	3,271,346	1,075,090
Less: Foreign Taxes Withheld	–	–	9	(32,975)	(3,311)

Total Investment Income	5,753,606	8,575,892	3,293,569	3,312,906	1,125,191

Expenses
Investment Advisory Fees	495,915	716,821	1,252,594	952,790	854,860
Administration Fees	66,544	96,178	53,776	85,219	76,466
Trustees' Fees	8,416	11,917	6,561	10,603	9,594
Chief Compliance Officer Fees	2,075	2,925	1,658	2,624	2,298
Shareholder Servicing Fees (Class S Shares)	41	499	–	259	1,382
Pricing Fees	26,175	29,343	1,314	1,475	1,478
Transfer Agent Fees	21,220	24,272	14,355	23,463	22,303
Audit Fees	17,242	17,259	14,234	14,254	14,246
Printing Fees	14,585	20,339	11,613	17,970	15,816
Registration & Filing Fees	13,718	14,909	11,103	15,282	13,647
Legal Fees	13,128	18,570	10,382	16,561	14,768
Custodian Fees	2,549	4,454	2,532	4,204	2,010
Dividend Expense	–	–	457,683	–	–
Other Expenses	10,901	15,207	9,276	13,562	11,992
Total Expenses	692,509	972,693	1,847,081	1,158,266	1,040,860
Less:
Investment Advisory Fees Waiver	(72,578)	(76,173)	–	–	–
Net Expenses	619,931	896,520	1,847,081	1,158,266	1,040,860
Net Investment Income	5,133,675	7,679,372	1,446,488	2,154,640	84,331
Net Realized Gain (Loss) on:
Investments	555,705	(114,501)	(660,884)	27,483,477	8,773,576
Securities Sold Short	–	–	(6,250,370)	–	–
Foreign Currency Transactions	–	–	–	(345)	–
Net Realized Gain (Loss)	555,705	(114,501)	(6,911,254)	27,483,132	8,773,576
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,332,374)	(5,927,032)	12,487,186	17,220,232	2,890,226
Securities Sold Short	–	–	5,874,820	–	–
Foreign Currency Translation	–	–	–	301	–
Net Change in Unrealized Appreciation (Depreciation)	(2,332,374)	(5,927,032)	18,362,006	17,220,533	2,890,226
Net Realized and Unrealized Gain (Loss)	(1,776,669)	(6,041,533)	11,450,752	44,703,665	11,663,802
Net Increase in Net Assets from Operations	$3,357,006	$1,637,839	$12,897,240	$46,858,305	$11,748,133

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
FOR THE PERIOD ENDED
APRIL 30, 2026
(Unaudited)

STATEMENTS OF OPERATIONS

	Small Cap Fund	U.S. All Cap Index Fund	Real Estate Fund	International Equity Fund
Investment Income
Dividends	$1,149,392	$1,703,112	$2,348,161	$3,890,442
Interest	45,113	135,699	18,808	94,484
Less: Foreign Taxes Withheld	(4,632)	(5,424)	(12,981)	(414,505)

Total Investment Income	1,189,873	1,833,387	2,353,988	3,570,421

Expenses
Investment Advisory Fees	637,375	300,142	577,192	1,164,200
Administration Fees	47,182	80,539	38,723	69,423
Trustees' Fees	5,996	9,935	4,952	8,827
Chief Compliance Officer Fees	1,470	2,420	1,187	2,160
Shareholder Servicing Fees (Class S Shares)	64	–	–	234
Transfer Agent Fees	18,186	16,851	13,105	21,851
Audit Fees	14,231	17,982	14,224	14,245
Registration & Filing Fees	12,516	15,292	11,005	18,266
Printing Fees	10,169	17,788	8,356	15,177
Legal Fees	9,309	15,458	7,582	13,680
Custodian Fees	2,649	20,616	1,223	14,628
Pricing Fees	1,686	26,679	846	2,741
Other Expenses	7,807	12,578	6,374	11,538
Total Expenses	768,640	536,280	684,769	1,356,970
Recovery of Investment Advisory fees previously waived	–	–	–	59,346
Less:
Investment Advisory Fees Waiver	–	(161,101)	36,727	–
Net Expenses	768,640	375,179	721,496	1,416,316
Net Investment Income	421,233	1,458,208	1,632,492	2,154,105
Net Realized Gain (Loss) on:
Investments	13,931,252	12,509	(544,242)	13,243,439
Foreign Capital Gains Tax	–	–	–	(921)
Swap Contracts	–	(182,942)	–	–
Foreign Currency Transactions	(29)	–	91	(108,558)
Net Realized Gain (Loss)	13,931,223	(170,433)	(544,151)	13,133,960
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	16,970,256	16,328,509	15,936,579	18,573,470
Foreign Capital Gains Tax on Appreciated Securities	–	–	–	41,779
Swap Contracts	–	508,442	–	–
Foreign Currency Translation	25	–	(282)	36,807
Net Change in Unrealized Appreciation (Depreciation)	16,970,281	16,836,951	15,936,297	18,652,056
Net Realized and Unrealized Gain	30,901,504	16,666,518	15,392,146	31,786,016
Net Increase in Net Assets from Operations	$31,322,737	$18,124,726	$17,024,638	$33,940,121

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$5,133,675	$8,749,573
Net Realized Gain	555,705	689,491
Net Change in Unrealized Appreciation (Depreciation)	(2,332,374)	714,189
Net Increase in Net Assets Resulting from Operations	3,357,006	10,153,253
Distributions:
I Shares	(4,969,441)	(8,601,177)
Class S Shares	(1,608)	(3,039)
Total Distributions	(4,971,049)	(8,604,216)
Capital Share Transactions:
I Shares
Issued	59,184,124	91,263,091
Reinvestment of Dividends	4,483,558	8,545,185
Redemption Fees	6,426	12,029
Redeemed	(50,751,038)	(47,168,251)
Net Increase in Net Assets from I Shares Transactions	12,923,070	52,652,054
Class S Shares
Issued	5,098	12,181
Reinvestment of Dividends	1,608	3,039
Redeemed	(2,346)	(2,825)
Net Increase in Net Assets from Class S Shares Transactions	4,360	12,395
Net Increase in Net Assets from Capital Share Transactions	12,927,430	52,664,449
Total Increase in Net Assets	11,313,387	54,213,486
Net Assets:
Beginning of Period/Year	236,106,681	181,893,195
End of Period/Year	$247,420,068	$236,106,681
Share Transactions:
I Shares
Issued	6,053,458	9,367,008
Reinvestment of Dividends	462,026	880,341
Redeemed	(5,187,615)	(4,845,494)
Total Increase in I Shares	1,327,869	5,401,855
Class S Shares
Issued	521	1,249
Reinvestment of Dividends	166	313
Redeemed	(239)	(290)
Total Increase in Class S Shares	448	1,272
Net Increase in Shares Outstanding	1,328,317	5,403,127

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
CORE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$7,679,372	$11,947,479
Net Realized Loss	(114,501)	(4,098,166)
Net Change in Unrealized Appreciation (Depreciation)	(5,927,032)	9,812,580
Net Increase in Net Assets Resulting from Operations	1,637,839	17,661,893
Distributions:
I Shares	(7,201,132)	(11,084,312)
Class S Shares	(19,465)	(35,516)
Total Distributions	(7,220,597)	(11,119,828)
Capital Share Transactions:
I Shares
Issued	74,721,751	130,154,730
Reinvestment of Dividends	7,121,316	10,943,065
Redemption Fees	19	18,985
Redeemed	(30,343,697)	(47,493,710)
Net Increase in Net Assets from I Shares Transactions	51,499,389	93,623,070
Class S Shares
Issued	102,240	54,150
Reinvestment of Dividends	19,465	35,516
Redeemed	(19,602)	(87,138)
Net Increase in Net Assets from Class S Shares Transactions	102,103	2,528
Net Increase in Net Assets from Capital Share Transactions	51,601,492	93,625,598
Total Increase in Net Assets	46,018,734	100,167,663
Net Assets:
Beginning of Period/Year	337,500,381	237,332,718
End of Period/Year	$383,519,115	$337,500,381
Share Transactions:
I Shares
Issued	8,412,930	14,862,959
Reinvestment of Dividends	809,880	1,251,759
Redeemed	(3,414,251)	(5,419,279)
Total Increase in I Shares	5,808,559	10,695,439
Class S Shares
Issued	11,537	6,192
Reinvestment of Dividends	2,216	4,071
Redeemed	(2,199)	(10,046)
Total Increase in Class S Shares	11,554	217
Net Increase in Shares Outstanding	5,820,113	10,695,656

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LONG/SHORT EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$1,446,488	$2,759,646
Net Realized Gain (Loss)	(6,911,254)	2,821,426
Net Change in Unrealized Appreciation	18,362,006	3,653,413
Net Increase in Net Assets Resulting from Operations	12,897,240	9,234,485
Distributions:
I Shares	(1,639,170)	(2,857,167)
Total Distributions	(1,639,170)	(2,857,167)
Capital Share Transactions:
I Shares
Issued	43,583,873	52,380,427
Reinvestment of Dividends	1,734,688	2,854,641
Redemption Fees	1	11,340
Redeemed	(15,072,350)	(18,617,658)
Net Increase in Net Assets from I Shares Transactions	30,246,212	36,628,750
Net Increase in Net Assets from Capital Share Transactions	30,246,212	36,628,750
Total Increase in Net Assets	41,504,282	43,006,068
Net Assets:
Beginning of Period/Year	179,011,194	136,005,126
End of Period/Year	$220,515,476	$179,011,194
Share Transactions:
I Shares
Issued	3,459,296	4,325,256
Reinvestment of Dividends	136,579	236,174
Redeemed	(1,189,226)	(1,538,757)
Total Increase in I Shares	2,406,649	3,022,673
Net Increase in Shares Outstanding	2,406,649	3,022,673

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$2,154,640	$4,098,666
Net Realized Gain	27,483,132	20,935,491
Net Change in Unrealized Appreciation	17,220,533	5,509,769
Net Increase in Net Assets Resulting from Operations	46,858,305	30,543,926
Distributions:
I Shares	(23,208,876)	(21,652,742)
Class S Shares	(37,613)	(43,064)
Total Distributions	(23,246,489)	(21,695,806)
Capital Share Transactions:
I Shares
Issued	47,374,968	88,250,151
Reinvestment of Dividends	23,153,468	21,610,915
Redemption Fees	9,562	14,104
Redeemed	(35,848,924)	(59,490,751)
Net Increase in Net Assets from I Shares Transactions	34,689,074	50,384,419
Class S Shares
Issued	47,106	44,282
Reinvestment of Dividends	37,613	43,064
Redeemed	(9,444)	(105,129)
Net Increase (Decrease) in Net Assets from Class S Shares Transactions	75,275	(17,783)
Net Increase in Net Assets from Capital Share Transactions	34,764,349	50,366,636
Total Increase in Net Assets	58,376,165	59,214,756
Net Assets:
Beginning of Period/Year	293,868,908	234,654,152
End of Period/Year	$352,245,073	$293,868,908
Share Transactions:
I Shares
Issued	2,451,947	4,970,713
Reinvestment of Dividends	1,260,093	1,260,444
Redeemed	(1,857,354)	(3,331,808)
Total Increase in I Shares	1,854,686	2,899,349
Class S Shares
Issued	2,399	2,508
Reinvestment of Dividends	2,039	2,517
Redeemed	(495)	(5,992)
Total Increase (Decrease) in Class S Shares	3,943	(967)
Net Increase in Shares Outstanding	1,858,629	2,898,382

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income (Loss)	$84,331	$(18,840)
Net Realized Gain	8,773,576	15,719,212
Net Change in Unrealized Appreciation	2,890,226	47,292,598
Net Increase in Net Assets Resulting from Operations	11,748,133	62,992,970
Distributions:
I Shares	(15,776,527)	(1,429,085)
Class S Shares	(163,041)	(13,956)
Total Distributions	(15,939,568)	(1,443,041)
Capital Share Transactions:
I Shares
Issued	64,662,721	54,254,695
Reinvestment of Dividends	15,706,567	1,427,413
Redemption Fees	3,287	9,973
Redeemed	(28,724,205)	(63,105,997)
Net Increase (Decrease) in Net Assets from I Shares Transactions	51,648,370	(7,413,916)
Class S Shares
Issued	105,948	187,821
Reinvestment of Dividends	163,041	13,956
Redeemed	(128,400)	(274,129)
Net Increase (Decrease) in Net Assets from Class S Shares Transactions	140,589	(72,352)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	51,788,959	(7,486,268)
Total Increase in Net Assets	47,597,524	54,063,661
Net Assets:
Beginning of Period/Year	284,733,867	230,670,206
End of Period/Year	$332,331,391	$284,733,867
Share Transactions:
I Shares
Issued	2,750,012	2,500,258
Reinvestment of Dividends	659,459	67,225
Redeemed	(1,194,082)	(2,889,362)
Total Increase (Decrease) in I Shares	2,215,389	(321,879)
Class S Shares
Issued	4,440	8,774
Reinvestment of Dividends	6,846	659
Redeemed	(5,805)	(12,634)
Total Increase (Decrease) in Class S Shares	5,481	(3,201)
Net Increase (Decrease) in Shares Outstanding	2,220,870	(325,080)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$421,233	$474,889
Net Realized Gain	13,931,223	17,564,822
Net Change in Unrealized Appreciation (Depreciation)	16,970,281	(4,551,831)
Net Increase in Net Assets Resulting from Operations	31,322,737	13,487,880
Distributions:
I Shares	(17,950,355)	(12,343,892)
Class S Shares	(12,915)	(8,182)
Total Distributions	(17,963,270)	(12,352,074)
Capital Share Transactions:
I Shares
Issued	19,435,905	29,604,549
Reinvestment of Dividends	17,907,657	12,335,534
Redemption Fees	750	3,890
Redeemed	(25,069,791)	(27,347,908)
Net Increase in Net Assets from I Shares Transactions	12,274,521	14,596,065
Class S Shares
Issued	15,725	12,946
Reinvestment of Dividends	12,915	8,183
Redeemed	(4,535)	(3,188)
Net Increase in Net Assets from Class S Shares Transactions	24,105	17,941
Net Increase in Net Assets from Capital Share Transactions	12,298,626	14,614,006
Total Increase in Net Assets	25,658,093	15,749,812
Net Assets:
Beginning of Period/Year	168,096,942	152,347,130
End of Period/Year	$193,755,035	$168,096,942
Share Transactions:
I Shares
Issued	1,370,263	2,249,069
Reinvestment of Dividends	1,335,575	929,369
Redeemed	(1,754,452)	(2,058,358)
Total Increase in I Shares	951,386	1,120,080
Class S Shares
Issued	1,087	1,006
Reinvestment of Dividends	970	619
Redeemed	(319)	(252)
Total Increase in Class S Shares	1,738	1,373
Net Increase in Shares Outstanding	953,124	1,121,453

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
U.S. ALL CAP INDEX FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$1,458,208	$2,322,991
Net Realized Gain (Loss)	(170,433)	4,125,030
Net Change in Unrealized Appreciation	16,836,951	41,605,999
Net Increase in Net Assets Resulting from Operations	18,124,726	48,054,020
Distributions:
I Shares	(6,835,967)	(5,198,856)
Total Distributions	(6,835,967)	(5,198,856)
Capital Share Transactions:
I Shares
Issued	70,523,271	116,147,720
Reinvestment of Dividends	6,728,869	5,168,866
Redemption Fees	5,052	2,368
Redeemed	(33,432,220)	(63,122,825)
Net Increase in Net Assets from I Shares Transactions	43,824,972	58,196,129
Net Increase in Net Assets from Capital Share Transactions	43,824,972	58,196,129
Total Increase in Net Assets	55,113,731	101,051,293
Net Assets:
Beginning of Period/Year	289,107,313	188,056,020
End of Period/Year	$344,221,044	$289,107,313
Share Transactions:
I Shares
Issued	3,426,705	6,137,127
Reinvestment of Dividends	327,664	281,062
Redeemed	(1,621,547)	(3,328,868)
Total Increase in I Shares	2,132,822	3,089,321
Net Increase in Shares Outstanding	2,132,822	3,089,321

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$1,632,492	$2,767,643
Net Realized Gain (Loss)	(544,151)	30,217
Net Change in Unrealized Appreciation (Depreciation)	15,936,297	(11,384,303)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,024,638	(8,586,443)
Distributions:
I Shares	(1,430,015)	(4,321,082)
Total Distributions	(1,430,015)	(4,321,082)
Capital Share Transactions:
I Shares
Issued	15,077,349	22,835,192
Reinvestment of Dividends	1,429,090	4,320,099
Redemption Fees	2	2,316
Redeemed	(16,187,570)	(21,062,097)
Net Increase in Net Assets from I Shares Transactions	318,871	6,095,510
Net Increase in Net Assets from Capital Share Transactions	318,871	6,095,510
Total Increase (Decrease) in Net Assets	15,913,494	(6,812,015)
Net Assets:
Beginning of Period/Year	145,370,342	152,182,357
End of Period/Year	$161,283,836	$145,370,342
Share Transactions:
I Shares
Issued	1,833,867	2,799,651
Reinvestment of Dividends	179,860	535,519
Redeemed	(2,012,785)	(2,597,267)
Total Increase in I Shares	942	737,903
Net Increase in Shares Outstanding	942	737,903

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS
INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Operations:
Net Investment Income	$2,154,105	$4,074,193
Net Realized Gain	13,133,960	16,717,821
Net Change in Unrealized Appreciation	18,652,056	23,666,954
Net Increase in Net Assets Resulting from Operations	33,940,121	44,458,968
Distributions:
I Shares	(4,753,974)	(5,362,746)
Class S Shares	(8,511)	(4,507)
Total Distributions	(4,762,485)	(5,367,253)
Capital Share Transactions:
I Shares
Issued	36,309,765	45,395,658
Reinvestment of Dividends	4,702,643	5,343,299
Redemption Fees	1,872	3,939
Redeemed	(35,241,998)	(39,487,000)
Net Increase in Net Assets from I Shares Transactions	5,772,282	11,255,896
Class S Shares
Issued	122,843	210,542
Reinvestment of Dividends	8,511	4,507
Redeemed	(74,332)	(5,874)
Net Increase in Net Assets from Class S Shares Transactions	57,022	209,175
Net Increase in Net Assets from Capital Share Transactions	5,829,304	11,465,071
Total Increase in Net Assets	35,006,940	50,556,786
Net Assets:
Beginning of Period	246,740,795	196,184,009
End of Period	$281,747,735	$246,740,795
Share Transactions:
I Shares
Issued	2,270,366	3,333,040
Reinvestment of Dividends	305,445	392,696
Redeemed	(2,189,932)	(2,853,774)
Total Increase in I Shares	385,879	871,962
Class S Shares
Issued	7,903	14,786
Reinvestment of Dividends	555	327
Redeemed	(4,585)	(442)
Total Increase in Class S Shares	3,873	14,671
Net Increase in Shares Outstanding	389,752	886,633

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital		Total Distributions	Redemption Fees**		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets (including waivers and reimbursements)		Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate†
Limited Duration Fund
I Shares(1)
2026@	$9.78	$0.20	$(0.07)	$0.13	$(0.20)	$–	$–		$(0.20)	$–	#	$9.71	1.30%	$247,335	0.50%		0.56%		4.14%		49%
2025	$9.70	$0.42	$0.07	$0.49	$(0.41)	$–	$–		$(0.41)	$–	#	$9.78	5.18%	$236,026	0.50%		0.59%		4.30%		60%
2024	$9.50	$0.39	$0.18	$0.57	$(0.37)	$–	$–		$(0.37)	$–	#	$9.70	6.11%	$181,825	0.50%		0.58%		3.99%		82%
2023	$9.41	$0.26	$0.06	$0.32	$(0.23)	$–	$–		$(0.23)	$–	#	$9.50	3.46%	$183,690	0.50%		0.62%		2.69%		50%
2022	$10.02	$0.12	$(0.61)	$(0.49)	$(0.11)	$(0.01)	$–		$(0.12)	$–	#	$9.41	(4.94)%	$142,559	0.50%		0.66%		1.22%		46%
Class S Shares
2026@	$9.77	$0.20	$(0.07)	$0.13	$(0.19)	$–	$–		$(0.19)	$–		$9.71	1.36%	$85	0.60%		0.66%		4.04%		49%
2025	$9.70	$0.41	$0.06	$0.47	$(0.40)	$–	$–		$(0.40)	$–		$9.77	4.97%	$81	0.60%		0.69%		4.20%		60%
2024	$9.50	$0.36	$0.20	$0.56	$(0.36)	$–	$–		$(0.36)	$–		$9.70	5.98%	$68	0.60%		0.68%		3.73%		82%
2023	$9.41	$0.24	$0.07	$0.31	$(0.22)	$–	$–		$(0.22)	$–		$9.50	3.36%	$230	0.60%		0.72%		2.55%		50%
2022	$10.02	$0.11	$(0.61)	$(0.50)	$(0.10)	$(0.01)	$–		$(0.11)	$–		$9.41	(5.03)%	$213	0.60%		0.76%		1.13%		46%

Core Bond Fund
I Shares(1)
2026@	$8.91	$0.19	$(0.15)	$0.04	$(0.18)	$–	$–		$(0.18)	$–	#	$8.77	0.42%	$382,460	0.50%		0.54%		4.29%		15%
2025	$8.72	$0.37	$0.16	$0.53	$(0.34)	$–	$–		$(0.34)	$–	#	$8.91	6.27%	$336,528	0.50%		0.57%		4.26%		36%
2024	$8.22	$0.33	$0.48	$0.81	$(0.31)	$–	$–		$(0.31)	$–	#	$8.72	9.92%	$236,382	0.50%		0.58%		3.80%		48%
2023	$8.48	$0.28	$(0.27)	$0.01	$(0.27)	$–	$–		$(0.27)	$–	#	$8.22	0.04%	$182,735	0.50%		0.62%		3.27%		19%
2022	$10.43	$0.23	$(1.95)	$(1.72)	$(0.23)	$–	$–		$(0.23)	$–	#	$8.48	(16.68)%	$145,334	0.50%		0.66%		2.48%		50%
Class S Shares
2026@	$8.89	$0.18	$(0.14)	$0.04	$(0.17)	$–	$–		$(0.17)	$–		$8.76	0.48%	$1,059	0.60%		0.64%		4.18%		15%
2025	$8.71	$0.36	$0.16	$0.52	$(0.34)	$–	$–		$(0.34)	$–		$8.89	6.05%	$972	0.60%		0.67%		4.15%		36%
2024	$8.21	$0.32	$0.48	$0.80	$(0.30)	$–	$–		$(0.30)	$–		$8.71	9.83%	$951	0.60%		0.68%		3.69%		48%
2023	$8.48	$0.27	$(0.28)	$(0.01)	$(0.26)	$–	$–		$(0.26)	$–		$8.21	(0.18)%	$842	0.60%		0.72%		3.15%		19%
2022	$10.41	$0.22	$(1.93)	$(1.71)	$(0.22)	$–	$–		$(0.22)	$–		$8.48	(16.60)%	$883	0.60%		0.76%		2.35%		50%

Long/Short Equity Fund
I Shares
2026@	$12.21	$0.09	$0.72	$0.81	$(0.10)	$–	$–		$(0.10)	$–	#	$12.92	6.66%	$220,515	1.84	%(2)	1.84	%(2)	1.44	%(3)	31%
2025	$11.69	$0.21	$0.53	$0.74	$(0.22)	$–	$–		$(0.22)	$–	#	$12.21	6.38%	$179,011	1.93	%(2)(4)(5)	1.88	%(2)(5)	1.77	%(3)(5)	110%
2024	$10.54	$0.29	$1.14	$1.43	$(0.28)	$–	$–		$(0.28)	$–	#	$11.69	13.72%	$136,005	1.85	%(2)(4)(6)	1.81	%(2)(6)	2.55	%(3)(6)	51%
2023	$11.33	$0.25	$(0.09)	$0.16	$(0.23)	$(0.72)	$–		$(0.95)	$–	#	$10.54	1.52%	$88,624	2.03	%(2)(4)(7)	2.05	%(2)	2.38	%(3)	119%
2022	$9.66	$0.05	$1.64	$1.69	$(0.02)	$–	$–		$(0.02)	$–	#	$11.33	17.55%	$66,502	2.06	%(2)(7)	2.15	%(2)	0.45	%(3)	128%

Large Cap Value Fund
I Shares(1)
2026@	$18.79	$0.13	$2.68	$2.81	$(0.12)	$(1.35)	$–		$(1.47)	$–	#	$20.13	15.77%	$351,650	0.73%		0.73%		1.36%		35%
2025	$18.41	$0.28	$1.74	$2.02	$(0.28)	$(1.36)	$–		$(1.64)	$–	#	$18.79	12.00%	$293,388	0.75%		0.75%		1.56%		53%
2024	$13.93	$0.24	$4.47	$4.71	$(0.23)	$–	$–		$(0.23)	$–	#	$18.41	33.92%	$234,165	0.76%		0.76%		1.43%		36%
2023	$14.29	$0.19	$0.26	$0.45	$(0.19)	$(0.62)	$–		$(0.81)	$–	#	$13.93	3.30%	$155,484	0.90	%(4)	0.81%		1.34%		37%
2022	$16.26	$0.17	$(1.21)	$(1.04)	$(0.16)	$(0.77)	$–		$(0.93)	$–	#	$14.29	(6.73)%	$137,408	0.90	%(4)	0.84%		1.15%		36%
Class S Shares
2026@	$18.78	$0.12	$2.68	$2.80	$(0.11)	$(1.35)	$–		$(1.46)	$–		$20.12	15.72%	$595	0.83%		0.83%		1.26%		35%
2025	$18.41	$0.26	$1.73	$1.99	$(0.26)	$(1.36)	$–		$(1.62)	$–		$18.78	11.84%	$481	0.85%		0.85%		1.48%		53%
2024	$13.93	$0.23	$4.46	$4.69	$(0.21)	$–	$–		$(0.21)	$–		$18.41	33.79%	$489	0.86%		0.86%		1.34%		36%
2023	$14.29	$0.18	$0.25	$0.43	$(0.17)	$(0.62)	$–		$(0.79)	$–		$13.93	3.20%	$428	1.00	%(4)	0.91%		1.25%		37%
2022	$16.26	$0.16	$(1.22)	$(1.06)	$(0.14)	$(0.77)	$–		$(0.91)	$–		$14.29	(6.83)%	$419	1.00	%(4)	0.94%		1.05%		36%

Large Cap Growth Fund
I Shares(1)
2026@	$25.46	$0.01	$0.76	$0.77	$(0.01)	$(1.43)	$–		$(1.44)	$–	#	$24.79	3.21%	$329,407	0.73%		0.73%		0.06%		20%
2025	$20.04	$–	$5.55	$5.55	$(0.01)	$(0.12)	$–		$(0.13)	$–	#	$25.46	27.79%	$281,868	0.75%		0.75%		(0.01)%		43%
2024	$14.31	$0.02	$5.74	$5.76	$(0.03)	$–	$–		$(0.03)	$–	#	$20.04	40.23%	$228,349	0.76%		0.76%		0.13%		44%
2023	$12.29	$0.03	$2.01	$2.04	$(0.01)	$–	$(0.01)		$(0.02)	$–	#	$14.31	16.63%	$155,288	0.90	%(4)	0.81%		0.19%		44%
2022	$19.58	$(0.02)	$(4.85)	$(4.87)	$–	$(2.42)	$–	#	$(2.42)	$–	#	$12.29	(28.36)%	$116,416	0.90	%(4)	0.87%		(0.15)%		38%
Class S Shares
2026@	$25.29	$–	$0.76	$0.76	$(0.01)	$(1.43)	$–	#	$(1.44)	$–		$24.61	3.16%	$2,924	0.83%		0.83%		(0.03)%		20%
2025	$19.92	$(0.02)	$5.51	$5.49	$–	$(0.12)	$–	#	$(0.12)	$–		$25.29	27.66%	$2,866	0.85%		0.85%		(0.11)%		43%
2024	$14.23	$0.01	$5.69	$5.70	$(0.01)	$–	$–	#	$(0.01)	$–		$19.92	40.06%	$2,321	0.86%		0.86%		0.03%		44%
2023	$12.23	$0.01	$2.01	$2.02	$(0.02)	$–	$–	#	$(0.02)	$–		$14.23	16.49%	$1,513	1.00	%(4)	0.91%		0.09%		44%
2022	$19.50	$(0.04)	$(4.81)	$(4.85)	$–	$(2.42)	$–	#	$(2.42)	$–		$12.23	(28.39)%	$1,163	1.00	%(4)	0.97%		(0.26)%		38%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Return of Capital		Total Distributions	Redemption Fees**		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets (including waivers and reimbursements)		Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Small Cap Fund
I Shares(1)
2026@	$14.04	$0.03	$2.47	$2.50	$(0.06)	$(1.49)	$–		$(1.55)	$–	#	$14.99	19.17%	$193,602	0.87%		0.87%	0.48%	33%
2025	$14.04	$0.04	$1.10	$1.14	$(0.07)	$(1.07)	$–		$(1.14)	$–	#	$14.04	8.64%	$167,978	0.90%		0.90%	0.31%	66%
2024	$10.82	$0.05	$3.40	$3.45	$(0.08)	$(0.15)	$–		$(0.23)	$–	#	$14.04	32.20%	$152,247	0.90%		0.90%	0.40%	71%
2023	$11.30	$0.07	$(0.36)	$(0.29)	$(0.10)	$(0.09)	$–		$(0.19)	$–	#	$10.82	(2.58)%	$123,126	0.98	%(4)	0.94%	0.64%	49%
2022	$15.54	$0.03	$(2.65)	$(2.62)	$(0.03)	$(1.59)	$–		$(1.62)	$–	#	$11.30	(18.59)%	$122,389	1.05	%(4)	0.97%	0.23%	38%
Class S Shares
2026@	$13.97	$0.03	$2.44	$2.47	$(0.05)	$(1.49)	$–		$(1.54)	$–		$14.90	19.07%	$153	0.97%		0.97%	0.39%	33%
2025	$13.97	$0.03	$1.10	$1.13	$(0.06)	$(1.07)	$–		$(1.13)	$–		$13.97	8.59%	$119	1.00%		1.00%	0.21%	66%
2024	$10.77	$0.04	$3.38	$3.42	$(0.07)	$(0.15)	$–		$(0.22)	$–		$13.97	32.07%	$100	1.00%		1.00%	0.27%	71%
2023	$11.25	$0.06	$(0.36)	$(0.30)	$(0.09)	$(0.09)	$–		$(0.18)	$–		$10.77	(2.69)%	$60	1.08	%(4)	1.04%	0.54%	49%
2022	$15.47	$0.01	$(2.62)	$(2.61)	$(0.02)	$(1.59)	$–		$(1.61)	$–	#	$11.25	(18.61)%	$61	1.13	%(4)	1.05%	0.06%	38%

U.S. All Cap Index Fund
I Shares
2026@	$20.99	$0.10	$1.03	$1.13	$(0.09)	$(0.39)	$–		$(0.48)	$–	#	$21.64	5.52%	$344,221	0.25%		0.36%	0.97%	4%
2025	$17.60	$0.19	$3.67	$3.86	$(0.20)	$(0.27)	$–		$(0.47)	$–	#	$20.99	22.35%	$289,107	0.25%		0.46%	1.04%	13%
2024	$12.80	$0.19	$4.89	$5.08	$(0.19)	$(0.09)	$–		$(0.28)	$–	#	$17.60	39.93%	$188,056	0.25%		0.43%	1.20%	3%
2023	$11.84	$0.18	$0.97	$1.15	$(0.18)	$(0.01)	$–		$(0.19)	$–	#	$12.80	9.68%	$104,049	0.25%		0.60%	1.42%	8%
2022	$14.76	$0.16	$(2.85)	$(2.69)	$(0.15)	$(0.08)	$–		$(0.23)	$–	#	$11.84	(18.39)%	$64,355	0.25%		0.60%	1.24%	4%

Real Estate Fund
I Shares
2026@	$7.95	$0.09	$0.86	$0.95	$(0.08)	$–	$–		$(0.08)	$–	#	$8.82	12.08%	$161,284	1.00%		0.95%	2.26%	14%
2025	$8.67	$0.15	$(0.63)	$(0.48)	$(0.24)	$–	$–		$(0.24)	$–	#	$7.95	(5.52)%	$145,370	1.00	%(4)	0.97%	1.87%	70%
2024	$6.78	$0.17	$1.89	$2.06	$(0.15)	$–	$(0.02)		$(0.17)	$–		$8.67	30.53%	$152,182	1.00%		1.03%	2.10%	114%
2023	$8.29	$0.14	$(0.80)	$(0.66)	$(0.18)	$(0.65)	$(0.02)		$(0.85)	$–		$6.78	(8.90)%	$118,750	1.00%		1.05%	1.75%	88%
2022	$11.97	$0.09	$(1.49)	$(1.40)	$(0.15)	$(2.13)	$–		$(2.28)	$–	#	$8.29	(15.77)%	$120,537	1.00%		1.07%	0.94%	132%

International Equity Fund
I Shares(1)
2026@	$15.18	$0.13	$1.90	$2.03	$(0.18)	$(0.11)	$–		$(0.29)	$–	#	$16.92	13.60%	$281,265	1.09	%(4)	1.05%	1.67%	29%
2025	$12.76	$0.25	$2.51	$2.76	$(0.34)	$–	$–		$(0.34)	$–	#	$15.18	21.92%	$246,367	1.10	%(4)	1.08%	1.86%	50%
2024	$10.50	$0.24	$2.28	$2.52	$(0.26)	$–	$–		$(0.26)	$–	#	$12.76	24.06%	$196,056	1.10	%(4)	1.08%	1.95%	39%
2023	$9.58	$0.22	$0.89	$1.11	$(0.19)	$–	$–		$(0.19)	$–	#	$10.50	11.49%	$149,143	1.10%		1.13%	1.95%	47%
2022	$14.58	$0.27	$(3.85)	$(3.58)	$(0.27)	$(1.15)	$–	#	$(1.42)	$–		$9.58	(26.80)%	$122,313	1.10%		1.16%	2.34%	50%

Class S Shares
2026@	$15.12	$0.12	$1.91	$2.03	$(0.18)	$(0.11)	$–		$(0.29)	$–		$16.86	13.63%	$483	1.20	%(4)	1.15%	1.54%	29%
2025	$12.72	$0.22	$2.50	$2.72	$(0.32)	$–	$–		$(0.32)	$–		$15.12	21.72%	$374	1.20	%(4)	1.19%	1.61%	50%
2024	$10.46	$0.19	$2.31	$2.50	$(0.24)	$–	$–		$(0.24)	$–		$12.72	24.02%	$128	1.20	%(4)	1.18%	1.58%	39%
2023	$9.55	$0.20	$0.89	$1.09	$(0.18)	$–	$–		$(0.18)	$–		$10.46	11.32%	$163	1.20%		1.23%	1.84%	47%
2022	$14.54	$0.27	$(3.85)	$(3.58)	$(0.26)	$(1.15)	$–	#	$(1.41)	$–		$9.55	(26.88)%	$143	1.20%		1.26%	2.32%	50%

*	Per share data calculated using average shares method.
**	See Note 2 in the Notes to Financial Statements.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

#	Amount is less than $0.005.
@	For the six-months or period ended April 30, 2026, (Unaudited). All ratios for the period have been annualized.
(1)	Effective February 25, 2021, Investor Shares Class were converted to I Shares Class of the Fund.
(2)	The fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(3)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(4)	Ratios include previously waived investment advisory fees recovered.
(5)	The expense ratio includes dividend expense. Had this expense been excluded the ratios would have been 1.47%, 1.42%, and 2.22%.
(6)	The expense ratio includes dividend expense. Had this expense been excluded the ratios would have been 1.50%, 1.46%, and 2.90%.
(7)	The expense ratio includes dividend expense. Had this expense been excluded the ratios would have been 1.50%.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 funds. The financial statements herein are those of the Knights of Columbus Limited Duration Fund (the “Limited Duration Fund”), the Knights of Columbus Core Bond Fund (the “Core Bond Fund”), the Knights of Columbus Long/Short Equity Fund (the “Long/Short Equity Fund”), the Knights of Columbus Large Cap Value Fund (the “Large Cap Value Fund”), the Knights of Columbus Large Cap Growth Fund (the “Large Cap Growth Fund”), the Knights of Columbus Small Cap Fund (the “Small Cap Fund”), the Knights of Columbus U.S. All Cap Index Fund (the “U.S. All Cap Index Fund”), the Knights of Columbus Real Estate Fund (the “Real Estate Fund”) and the Knights of Columbus International Equity Fund (the “International Equity Fund”) (collectively the “Funds,” individually a “Fund”), each of which is a diversified Fund, except the Large Cap Growth Fund and the Real Estate Fund, which are non-diversified Funds. The investment objective of the Limited Duration Fund and Core Bond Fund is to seek current income and capital preservation. The investment objective of the Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund and International Equity Fund is to seek long-term capital appreciation. The investment objective of the Real Estate Fund is to seek current income and capital appreciation. The U.S. All Cap Index Fund seeks investment results to the performance of an index that measures the investment return of the broad U.S. stock market, excluding companies whose policies and practices are inconsistent with the United States Conference of Catholic Bishops’ Socially Responsible Investing Guidelines (the “USCCB Guidelines”). The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Effective February 25, 2021, Investor Shares Class were converted to I Shares Class of the Funds. After the Conversion Date, Investor Shares will no longer be offered by the Funds, and were terminated as a separately designated class of the Funds.

2.	Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are investment companies and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2026 (Unaudited)

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value DS procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2026, the total market value of securities in the Core Bond Fund valued in accordance with fair value procedures was $233,588 or 0.07% of the Fund's net assets. As of April 30, 2026, the total market value of securities in the U.S. All Cap Index Fund valued in accordance with fair value procedures was $0 or 0.00% of the Fund's net assets.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called.

The Funds use Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor when the fair value trigger is met. ICE provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value theirs non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in the corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For details of investment classifications, reference the Schedule of Investments.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2026 (Unaudited)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely- than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. For the period ended April 30, 2026, the International Equity Fund accrued foreign tax in the amount of $368,415 as shown on the Statements of Assets and Liabilities.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations, if applicable, once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Options Written/Purchased — The Long/Short Equity Fund invested in financial options contracts to add return or to hedge their existing portfolio securities. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. The Long/Short Equity Fund did not hold option contracts as of April 30, 2026.

Securities Sold Short — Consistent with Long/Short Equity Fund’s investment objectives, the Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2026 (Unaudited)

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund’s short positions. As of April 30, 2026, the Long/Short Equity Fund had open short positions as disclosed in the Fund’s Schedule of Investments.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. For the year ended April 30, 2026, the Fund earned rebate income of $1,276,946, which is included in interest income on the Statements of Operations. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividend expense on securities sold short and recognized as “dividend expense” on the Statements of Operations.

Short sales are collateralized by cash deposits with the prime broker, Wells Fargo Bank, N.A., and pledged securities held at the custodian, Brown Brothers Harriman & Co. The collateral required is determined daily by reference to the market value on short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis and is charged an interest expense at the benchmark rate as defined in the prime brokerage agreement plus 150 basis points on the amount of any shortfall in the required cash margin. During the period, the benchmark rate consisted of a blended rate of the U.S. Overnight Bank Funding Rate and a predetermined spread rate. For the year ended October 31, 2025, the Fund did not incur any interest expense. In the event the Fund has excess cash collateral, the Fund receives interest income as defined in the prime brokerage agreement. During the period, the Fund had positive effective balance and earned daily income based on the benchmark rate. The blended rate included the U.S. Overnight Bank Funding Rate minus 45 basis points. For the period ended April 30, 2026, the Fund earned interest income of $58,386, which is included in interest income on the Statements of Operations.

Swap Contracts — The Long/Short Equity Fund and the U.S. All Cap Index Fund are authorized to enter into swap contracts, including total return swaps and equity swaps contracts. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument — which may be a single asset, a pool of assets or an index of assets — during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedule of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Fund’s custodian.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy. During the period ended April 30, 2026, the Funds’ swap agreements were with one counterparty, Wells Fargo Bank, N.A.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2026 (Unaudited)

For the period ended April 30, 2026, only the U.S. All Cap Index Fund employed total returns swaps. The quarterly average balances of swap contracts held by the Fund was as follows:

Average Quarterly Market Value Balance Long	$8,153,984
Average Quarterly Market Value Balance Short	$-7,818,380

Cash — Idle cash may be swept into various time deposit accounts and money market sweep accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Investments in REITs — Dividend income from Real Estate Investment Trusts (“REIT”) is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Limited Duration Fund, Core Bond Fund, Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, U.S. All Cap Index Fund, Real Estate Fund and International Equity Fund retain a redemption fee of 2.00% on redemptions of capital shares held for less than thirty days. For the period ended April 30, 2026, the Funds retained fees of $6,426, $19, $1, $9,526, $3,287, $750, $5,052, $2, and $1,872, respectively. For the period ended October 31, 2025, the Funds retained fees of $12,029, $14,496, $11,340, $9,973, $14,104, $3,890, $2,980, $2,316 and $3,939, respectively. Such fees are retained by the Funds for the benefit of the remaining shareholders and are recorded as additions to fund capital.

Segment Reporting — The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund’s Adviser acts as the Fund’s CODM. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio manager. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statement of Operations.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2026 (Unaudited)

3.	Derivative Transactions:

The following table shows the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of April 30, 2026 was as follows:

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities	Fair Value		Statements of Assets and Liabilities	Fair Value
Knights of Columbus U.S. All Cap Index Fund
Equity contracts	Unrealized appreciation on swap contracts	$654,804	†	Unrealized depreciation on swap contracts	$–	†
Total Derivatives not accounted for as hedging instruments		$654,804			$–

†	Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets and Liabilities for swap contracts that have paid premiums..

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2026.

Amount of realized gain or (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
U.S. All Cap Index Fund
Equity contracts	$—	$—	$—	$—	$(182,942)	$(182,942)
Total	$—	$—	$—	$—	$(182,942)	$(182,942)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
U.S. All Cap Index Fund
Equity contracts	$—	$—	$—	$—	$508,442	$508,442
Total	$—	$—	$—	$—	$508,442	$508,442

4.	Offsetting Assets and Liabilities:

The Funds are required to disclose the impact of offsetting assets and liabilities represented in the Statements of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Fund to another party are determinable, the Fund has the right to set off the amounts owed with the amounts owed by the other party, the Fund intends to set off, and the Fund’s right of setoff is enforceable at law.

The International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and effect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to Over-the-Counter (“OTC”) transactions, the Long/Short Equity Fund and the U.S. All Cap Index Fund have entered into master netting arrangements, established within the Funds’ ISDA Master Agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2026 (Unaudited)

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting marked-to-market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its respective counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

The following is a summary by counterparty of the market value of swap agreements and collateral (received)/pledged for the U.S. All Cap Index Fund as of April 30, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged	Net Exposures(1)
Wells Fargo	$—	$—	$654,804	$654,804	$—	$—	$—	$—	$—	$654,804	$—	$654,804

(1)	Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

5.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

For the period ended April 30, 2026, the Funds were charged the following for these services, as shown on the Statements of Operations:

CCO Fees
Limited Duration Fund	$2,075
Core Bond Fund	2,925
Long/Short Equity Fund	1,658
Large Cap Value Fund	2,624
Large Cap Growth Fund	2,298
Small Cap Fund	1,470
U.S. All Cap Index Fund	2,420
Real Estate Fund	1,187
International Equity Fund	2,160

6.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Funds and SEI Investments Global Fund Services (the “Administrator”) are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds.

For the period ended April 30, 2026, the Funds were charged the following for these services, as shown on the Statements of Operations:

Administration Fees
Limited Duration Fund	$66,544
Core Bond Fund	96,178
Long/Short Equity Fund	53,776
Large Cap Value Fund	85,219
Large Cap Growth Fund	76,466
Small Cap Fund	47,182
U.S. All Cap Index Fund	80,539
Real Estate Fund	38,723

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2026 (Unaudited)

Administration Fees
International Equity Fund	$69,423

The Trust and the Distribution are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.20% based on the average daily net assets of the Funds’ Class S Shares. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders.

For the period ended April 30, 2026, the Funds were charged the following for these services, as shown on the Statements of Operations:

Shareholder Servicing Fees
Limited Duration Fund	$41
Core Bond Fund	499
Large Cap Value Fund	259
Large Cap Growth Fund	1,382
Small Cap Fund	64
International Equity Fund	234

For the period ended April 30, 2026, the Funds were charged the following rates for these services:

Class S Shares
Limited Duration Fund	0.10%
Core Bond Fund	0.10%
Long/Short Equity Fund	N/A
Large Cap Fund	0.10%
Large Cap Growth Fund	0.10%
Small Cap Fund	0.10%
U.S. All Cap Index Fund	N/A
Real Estate Fund	N/A
International Equity Fund	0.10%

SS&C Global Investor & Distribution Solutions, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

For the period ended April 30, 2026, the Funds were charged the following for these services, as shown on the Statements of Operations:

Transfer Agent Fees
Limited Duration Fund	$21,220
Core Bond Fund	24,272
Long/Short Equity Fund	14,355
Large Cap Value Fund	23,463
Large Cap Growth Fund	22,303
Small Cap Fund	18,186
U.S. All Cap Index Fund	16,851
Real Estate Fund	13,105
International Equity Fund	21,851

Brown Brothers Harriman & Co. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

For the period ended April 30, 2026, the Funds were charged the following for these services, as shown on the Statements of Operations:

Custodian Fees
Limited Duration Fund	$2,549
Core Bond Fund	4,454
Long/Short Equity Fund	2,532
Large Cap Value Fund	4,204
Large Cap Growth Fund	2,010
Small Cap Fund	2,649
U.S. All Cap Index Fund	20,616
Real Estate Fund	1,223
International Equity Fund	14,628

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2026 (Unaudited)

7.	Investment Advisory Agreements and Sub-advisory Agreements:

Under the terms of the Advisory Agreement, the Adviser provides investment advisory services to the Limited Duration Fund, Core Bond Fund, Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, U.S. All Cap Index Fund, Real Estate Fund and International Equity Fund at 0.40%, 0.40%, 1.25%, 0.60%, 0.60%, 0.73%, 0.20%, 0.80%, and 0.90%, respectively, of each Fund’s average daily net assets. As of April 30, 2026 the fees for these services were $495,915, $716,821, $1,252,594, $952,790, $854,860, $637,375, $300,142, $577,192 and $1,164,200 for the Limited Duration Fund, Core Bond Fund, Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, U.S. All Cap Index Fund, Real Estate Fund and International Equity Fund, respectively.

The Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, non-routine expenses and any class-specific expenses (including distribution and/or service (12b-1) fees and shareholder servicing fees) (collectively, “excluded expenses”)) for I Shares and Class S Shares from exceeding certain levels as set forth below until February 28, 2027 (each, a “contractual expense limit”). Refer to Note 1 for details regarding the termination of the Investor Shares during the 2021 period. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2027. Accordingly, the contractual expense limitations for the Limited Duration Fund, Core Bond Fund, Long/Short Equity Fund, Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, U.S. All Cap Index Fund, Real Estate Fund, and International Equity Fund are 0.50%, 0.50%, 1.50%, 0.90%, 0.90%, 1.05%, 0.25%, 1.00%, and 1.10%, respectively. As of April 30, 2026 the fees waived were $185,126, $199,972, and $428,675 for the Limited Duration Fund, Core Bond Fund, and U.S. All Cap Index Fund, respectively.

In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period. For the period ended April 30, 2026, the Adviser recaptured previously waived fees in Real Estate Fund and International Equity Fund of $52,047 and $30,741, respectively, as shown on the Statements of Operations.

As of April 30, 2026, fees previously waived and reimbursed by the Adviser which may be subject to possible future recapture are as follows:

Fiscal Year	Subject to Repayment until April 30:	Limited Duration Fund	Core Bond Fund	U.S. All Cap Index Fund	Real Estate Fund	International Equity Fund
2024	2027	$164,254	$174,318	$324,780	$40,614	$9,868
2025	2028	156,377	172,816	269,206	–	–
2026	2029	185,126	199,972	428,675	–	–
	Total	$505,757	$547,106	$1,022,661	$40,614	$9,868

The Trust and the Adviser have entered into an investment advisory agreement dated February 26, 2015, as amended (the “Advisory Agreement”), with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for each Fund and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Board.

L2 Asset Management, LLC (“L2”) and the Adviser have entered into an investment subadvisory agreement, dated September 10, 2019 (the “L2 Subadvisory Agreement”). Under the terms of the L2 Subadvisory Agreement, L2 serves as the investment subadviser for the Long/Short Equity Fund and U.S. All Cap Index Fund (the "L2 Subadvised Funds"), makes investment decisions for the L2 Subadvised Funds, and administers the investment program of the L2 Subadvised Funds, subject to the supervision of, and policies established by, the Adviser and the Board.

For the services provided pursuant to the L2 Subadvisory Agreement, L2 received an annual fee from the Adviser at the following annual rates based on the average daily net assets of the L2 Subadvised Funds.

Sub-Adviser Fee Rate
Long/Short Equity Fund	0.25%
U.S. All Cap Index Fund	0.10% on the first $50 million of Fund assets
0.05% on the next $50 million of Fund assets
0.03% on the next $200 million of Fund assets
0.02% on Fund assets over $300 million
Real Estate Fund	0.60%

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APRIL 30, 2026 (Unaudited)

8.	Investment Transactions:

For the period ended April 30, 2026, the Funds made purchases and sales of investment securities other than short-term securities and in-kind transactions as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales and Maturities
Limited Duration Fund	$86,732,631	$52,574,471	$36,357,100	$50,937,486
Core Bond Fund	56,273,234	27,446,341	44,814,766	23,643,358
Long/Short Equity Fund	71,139,480	42,334,253	–	–
Large Cap Value Fund	123,744,235	110,299,795	–	–
Large Cap Growth Fund	88,609,618	56,885,200	–	–
Small Cap Fund	65,962,014	57,833,763	–	–
U.S. All Cap Index Fund	35,048	4,205	–	–
Real Estate Fund	20,555,918	21,997,307	–	–
International Equity Fund	73,795,554	77,115,806	–	–

The Long/Short Equity Fund included cost of purchases to cover securities sold short and the proceeds from securities sold short in the amounts of $96,732,601, and $88,240,579, respectively, for the period ended April 30, 2026.

9.	Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. The permanent differences are primarily related to partnership adjustments, short sale dividends, passive foreign investment companies, swaps, REITS income reclassification to capital gain, India Capital Cain Tax Reclass, distribution reclassification, foreign currency gain/loss and paydown gain/loss reclassification. Certain permanent differences are charged or credited to distributable earnings (accumulated losses) or paid-in-capital as appropriate, in the period that the differences arise.

The Real Estate Fund has a tax year that ends on December 31. The following tax disclosures are representative as of October 31, 2025, except for the permanent reclassification and components of distributable earnings (accumulated losses), which are as of December 31, 2024. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year-ending December 31, 2025.

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The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Limited Duration Fund
2025	$8,604,216	$—	$—	$8,604,216
2024	7,276,353	—	—	7,276,353
Core Bond Fund
2025	11,119,828	—	—	11,119,828
2024	7,836,014	—	—	7,836,014
Long/Short Equity Fund
2025	2,857,167	—	—	2,857,167
2024	2,889,430	—	—	2,889,430
Large Cap Value Fund
2025	5,269,931	16,425,875	—	21,695,806
2024	2,738,448	—	—	2,738,448
Large Cap Growth Fund
2025	94,470	1,348,571	—	1,443,041
2024	277,694	7,008	—	284,702
Small Cap Fund
2025	824,282	11,527,792	—	12,352,074
2024	637,970	2,105,076	—	2,743,046
U.S. All Cap Index Fund
2025	3,872,595	1,326,261	—	5,198,856
2024	2,097,385	465,282	—	2,562,667
Real Estate Fund(1)
2025	4,321,082	—	—	4,321,082
2024	3,044,632	—	—	3,044,632
International Equity Fund
2025	5,367,253	—	—	5,367,253
2024	3,888,713	—	—	3,888,713

(1)	The Real Estate Fund has a tax year end of December 31.

As of October 31, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Loss Deferral	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Limited Duration Fund	$801,463	$—	$(3,657,300)	$—	$1,496,997	$(4)	$(1,358,844)
Core Bond Fund	1,151,565	—	(12,561,549)	—	(4,268,324)	(2)	(15,678,310)
Long/Short Equity Fund	307,414	—	(1,886,758)	—	20,826,754	(19)	19,247,391
Large Cap Value Fund	256,420	21,142,315	—	—	55,771,616	—	77,170,351
Large Cap Growth Fund	—	15,791,224	—	(104,360)	123,603,368	3	139,290,235
Small Cap Fund	1,819,737	15,413,410	—	—	24,217,496	—	41,450,643
U.S. All Cap Index Fund	1,521,349	4,089,393	—	—	81,376,691	(1,997)	86,985,436
Real Estate Fund(1)	—	—	(25,795,793)	—	4,605,157	—	(21,190,636)
International Equity Fund	1,393,887	1,790,394	—	—	54,800,657	—	57,984,938

(1)	The Real Estate Fund has a tax year end of December 31.

The Funds have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total
Limited Duration Fund	$736,641	$2,920,659	$3,657,300
Core Bond Fund	1,853,012	10,708,537	12,561,549
Long/Short Equity Fund	1,886,758	—	1,886,758

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	Short-Term Loss	Long-Term Loss	Total
Real Estate Fund	$—	$25,795,793	$25,795,793

During the year ended October 31, 2025, the Limited Duration Fund, Long/Short Equity Fund and the International Equity Fund utilized $798,266, 3,345,588 and $14,341,752, respectively, in net of short-term and long-term capital loss carryforwards to offset capital gains.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to investments in passive foreign investment companies, short positions, and deferred losses from wash sale transactions. For International Equity Fund, the difference in unrealized appreciation(depreciation) is attributable to Accrued Foreign Capital Gains Tax on Appreciated Securities. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (including Foreign Currency) by the Fund at April 30, 2026, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Limited Duration Fund	$231,271,529	$1,711,857	$(214,860)	$1,496,997
Core Bond Fund	334,870,244	4,155,504	(8,423,828)	(4,268,324)
Long/Short Equity Fund	103,329,560	24,626,612	(3,799,858)	20,826,754
Large Cap Value Fund	231,531,525	60,439,753	(4,668,137)	55,771,616
Large Cap Growth Fund	158,240,343	127,392,216	(3,788,848)	123,603,368
Small Cap Fund	139,839,053	31,958,699	(7,741,203)	24,217,496
U.S. All Cap Index Fund	197,732,551	90,578,175	(9,201,484)	81,376,691
Real Estate Fund(1)	142,450,291	8,652,462	(7,654,863)	997,599
International Equity Fund	182,705,071	60,031,809	(5,231,152)	54,800,657

(1)	The Real Estate Fund has a tax year end of December 31.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

10.	Concentration of Risks:

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

Market Risk (All Funds) — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. A Fund's NAV per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, geopolitical (including war and armed conflict), social, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any public health emergencies (such as the spread of infectious diseases, epidemics, and pandemics), natural disasters and other similar events, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund's performance and cause losses on your investment in the Fund. Recent examples of events that have led to fluctuations in the equity markets include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments and businesses, elevated inflation levels, problems in the banking sector and wars in Europe and in the Middle East.

Catholic Values Investing Risk (All Funds) — Each Fund considers the USCCB Guidelines in its investment process and may choose not to purchase, or may sell, including at inopportune times which would result in losses to the Fund, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that a Fund may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions. In addition, there can be no guarantee that the activities of the companies identified by any Fund’s investment process will align (or be perceived to align) fully with all of the principles contained in the USCCB Guidelines. The process of screening out companies and maintaining the Restricted Securities List that is based on criteria set forth in the USCCB Guidelines relies in part on third-party information or data that may be inaccurate, unavailable or outdated, which could cause a Fund to inadvertently hold securities of companies that conflict with the USCCB Guidelines. For example, to the extent there are changes to the USCCB Guidelines, there could be a significant delay before the changes are fully incorporated into the screening process and reflected in the Restricted Securities List. This may cause a Fund to be invested for a period of time in companies that conflict with the USCCB Guidelines. Although each Fund’s investment approach seeks to identify and screen out companies that are inconsistent with the USCCB Guidelines, investors may differ in their views of what companies fit within this category of investments. As a result, to the extent an investor intends to invest in a manner consistent with the investor’s interpretation of the USCCB Guidelines, an investment in a Fund may fail to achieve such objective.

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Large Purchase and Redemption Risk (All Funds) – Large purchases or redemptions of a Fund’s shares may affect such Fund, since the Fund may be required to sell portfolio securities if it experiences redemptions, and the Fund will need to invest additional cash that it receives. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund management or performance to the extent a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The investment managers are committed to minimizing the impact of such transactions on a Fund, and may seek to effect the transactions in-kind, to the extent consistent with pursuing the investment objective of such Fund.

Active Management Risk (Core Bond Fund, Limited Duration Fund, Large Cap Growth Fund, Large Cap Value Fund, Small Cap Fund, International Equity Fund, Long/Short Equity Fund, Real Estate Fund) – The Funds are actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, causing a Fund to lose value or fail to meet its investment objective or underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active and frequent trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active and frequent trading may result in higher brokerage costs or mark-up charges and tax costs, which are ultimately passed on to shareholders of a Fund. Active and frequent trading may also result in adverse tax consequences.

Equity Risk (Large Cap Growth Fund, Large Cap Value Fund, Small Cap Fund, International Equity Fund, Long/Short Equity Fund, U.S. All Cap Index Fund and Real Estate Fund) – Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock, convertible securities, depositary receipts and shares of real estate investment trusts ("REITs"). Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stockholders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time, sometimes rapidly or unpredictability. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a Fund invests will cause the Fund’s net asset value (“NAV”) to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations. Depositary receipts and REITs are discussed elsewhere in this section.

Large-Capitalization Company Risk (Large Cap Growth Fund, Large Cap Value Fund, Long/Short Equity Fund, U.S. All Cap Index Fund and Real Estate Fund) – The large-capitalization companies in which the Fund invests may not respond as quickly as smaller companies to competitive challenges, and their growth rates may lag the growth rates of well-managed smaller companies during strong economic periods.

Quantitative Investing Risk (Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, International Equity Fund and Real Estate Fund) — There is no guarantee that the use of quantitative models, algorithms, methods or other similar techniques, and the investments selected based on such techniques, will perform as expected, produce the desired results or enable a Fund to achieve its investment objective. A Fund may be adversely affected by imperfections, errors or limitations in construction and implementation (for example, limitations in a model, proprietary or third-party data imprecision or unavailability, software or other technology malfunctions, or programming inaccuracies) and the Adviser’s ability to monitor and timely adjust the metrics or update the data or features underlying the model, algorithm or other similar analytical tools (“quantitative tools”). A Fund may also be adversely affected by the Adviser’s ability to make accurate qualitative judgments regarding the quantitative tool’s output or operational complications relating to any quantitative tool. Thus, a Fund is subject to the risk that any quantitative tools used by the Adviser will not be successful as to, for example, selecting or weighting investment positions, and that these tools may not perform as expected.

Investment Style Risk (Large Cap Growth Fund, Large Cap Value Fund and Long/Short Equity Fund) – The Adviser’s growth investment style may increase the risks of investing in the Fund. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly when it appears that those expectations will not be met. In addition, a growth investing style may go in and out of favor over time, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
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Portfolio Turnover Risk (Large Cap Growth Fund, Long/Short Equity Fund and Real Estate Fund) — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Fixed Income Risk (Limited Duration Fund and Core Bond Fund) – The market values of fixed income investments change in response to interest rate changes and other factors. Interest rates may change as a result of a variety of factors, and the change may be sudden and significant, with unpredictable impacts on the financial markets and a Fund’s investments. During periods of rising interest rates, the values of outstanding fixed income securities generally decrease. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market value fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity, and during periods of rising interest rates, certain debt obligations with low interest rates may be extended beyond maturity. A rise in interest rates may also increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Funds. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these market conditions, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact a Fund’s liquidity or force a Fund to sell securities at reduced prices or under unfavorable conditions, therefore reducing the value of the Fund. Very low or negative interest rates may prevent a Fund from generating positive returns and may increase the risk that if followed by rising interest rates the Fund’s performance will be negatively impacted.

In addition to these risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest.

Interest Rate Risk (Limited Duration Fund and Core Bond Fund) – As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund’s share price to fall. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund.

Small- and Mid- Capitalization Company Risk (Small Cap Fund and Real Estate Fund) — The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Real Estate Investment Trusts Risk (U.S. All Cap Index Fund and Real Estate Fund) — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, as discussed elsewhere in this section. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Sector Emphasis Risk (Long/Short Equity Fund and Real Estate Fund) — The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.

Credit Risk (Limited Duration Fund and Core Bond Fund) — The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

Non-Diversified Risk (Large Cap Growth Fund and Real Estate Fund) — Each Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, each Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

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Liquidity Risk (Limited Duration Fund and Core Bond Fund) — Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-Backed and Asset-Backed Securities Risk (Limited Duration Fund and Core Bond Fund) — Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage re-financings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates.

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Municipal Bonds Risk (Limited Duration Fund and Core Bond Fund) — Municipal bonds are fixed income securities issued by state or local governments or their agencies to finance capital expenditures and operations. The obligation to pay principal and interest on municipal bonds may be a general obligation of the state or local government or may be supported only by an agency or a particular source of revenues. Therefore, municipal bonds vary in credit quality. Municipal bonds, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal bonds, to pay interest and principal on municipal bonds. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal bonds to repay principal and to make interest payments. Any changes in the financial condition of municipal issuers may also adversely affect the value of a Fund’s securities.

Prepayment and Extension Risk (Limited Duration Fund and Core Bond Fund) — When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

Corporate Fixed Income Securities Risk (Limited Duration Fund and Core Bond Fund) — The prices of the Fund’s corporate fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

U.S. Government Securities Risk (Limited Duration Fund and Core Bond Fund) - The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

High Yield Bond Risk (Limited Duration Fund and Core Bond Fund) – High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the issuers of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2026 (Unaudited)

Derivatives Risk (Long/Short Equity Fund) — The Funds’ use of options and swaps is subject to derivatives risk. Derivatives are often more volatile than other investments and may magnify the Fund’s gains or losses. There are various factors that affect the Fund’s ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. Additionally, some derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Moreover, regulation relating to the Fund’s use of derivatives and related instruments, including Rule 18f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Options. Options involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium. Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss). If the Fund writes a “covered” call option (i.e., a call option on a security in which the Fund holds a long position), the Fund may not participate fully in a rise in market value of the underlying security. Over-the-counter options also involve counterparty solvency risk.

Swaps. In a swap transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk and valuation risk. Swaps may also be classified as illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Foreign/Emerging Markets Securities Risk (International Equity Fund) – Investments in securities of foreign companies (including direct investments as well as investments through depositary receipts) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the Fund's portfolio. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in the Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses. These risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund may invest in unsponsored American Depositary Receipts (“ADRs”), which are issued by one or more depositaries without a formal agreement with the company that issues the underlying securities. Holders of unsponsored ADRs generally bear all the costs thereof, and the depositaries of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the issuers of the underlying securities or to pass through voting rights with respect to the underlying securities. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs.

Small-Capitalization Company Risk (Small Cap Fund) — The small-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2026 (Unaudited)

Real Estate Sector Risk (Real Estate Fund) — Securities of companies principally engaged in the real estate sector may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and quality of credit extended. In addition, the performance of the economy in each of the regions and countries in which the real estate owned by a company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values. In addition to these risks, some REITs and real estate operating companies (“REOCs”) have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Moreover, certain real estate investments may be illiquid and, therefore, the ability of REITs and REOCs to reposition their portfolios promptly in response to changes in economic or other conditions is limited. These factors may increase the volatility of the Fund's investments in REITs or REOCs.

Foreign Currency Risk (International Fund) – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Short Sales Risk (Long/Short Equity Fund) — The Fund is subject to short sales risk. Short sales are transactions in which the Fund sells a security it does not own. The Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. The risk of such price increases is the principal risk of engaging in short sales. Reinvesting proceeds received from short selling may create leverage. These transactions may expose the Fund to greater risk and increase its costs. As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the 1940 Act and the rules thereunder. Rule 18f-4 under the 1940 Act requires, among other things, that the Fund either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The use of leverage can amplify the effects of market volatility on the Fund's share price and make the Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

In addition, the Fund’s investment performance may suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. Moreover, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund’s unrealized gain or reduces the Fund’s unrealized loss on its short sale transaction. To the extent that the dividend that the Fund is obligated to pay is greater than the return earned by the Fund on investments, the performance of the Fund will be negatively impacted. Furthermore, the Fund may be required to pay a premium or interest to the lender of the security. The foregoing types of short sale expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

Information Technology Sector Risk (Large Cap Growth Fund) — Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Finally, while all companies may be susceptible to network security breaches, certain companies in the information technology sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Indexing Strategy/Index Tracking Risk (U.S. All Cap Index Fund) – The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities. The Fund will seek to replicate the Knights of Columbus U.S. All Cap Index® (the “Index”) returns, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. The Fund generally will buy and will not sell a security included in the Index as long as the security is part of the Index regardless of any sudden or material decline in value or foreseeable material decline in value of the security, even though the Sub-Adviser may make a different investment decision for other actively managed accounts or portfolios that hold the security. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index (in absolute terms and by comparison with other indices) and, consequently, the performance, volatility, and risk of the Fund. While the Sub-Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund’s return may not match or achieve a high degree of correlation with the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, either as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. Changes in the composition of the Index and regulatory requirements also may impact the Fund’s ability to match the return of the Index. Index tracking risk may be heightened during times of increased market volatility or other unusual market conditions.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2026 (Unaudited)

Industry Concentration Risk (U.S. All Cap Index Fund) – The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. Concentrating Fund investments in companies conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments affecting that industry than if its investments were not so concentrated.

Covered Call Risk (Real Estate Fund) — The Fund may write (i.e., sell) covered call options, a type of derivative instrument. A covered call option is an option in which the Fund, in return for a premium, gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. Covered call risk is the risk that the issuer of the call option will forgo any profit from increases in the market value of the underlying security covering the call option above the sum of the premium and the strike price of the call but retain the risk of loss if the underlying security declines in value. The Fund will have no control over the exercise of the option by the option holder and may lose the benefit from any capital appreciation on the underlying security. A number of factors may influence the option holder’s decision to exercise the option, including the value of the underlying security, price volatility, dividend yield and interest rates. To the extent that these factors increase the value of the call option, the option holder is more likely to exercise the option, which may negatively affect the Fund.

Preferred Stock Risk (Real Estate Fund) — Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate of return. Preferred stocks are subject to issuer-specific risks (such as credit risk) and market risks applicable generally to equity securities. The market value of preferred stocks generally decreases when interest rates rise. Preferred stocks generally are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than the company’s bonds and other debt instruments.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Funds. A more complete description of risks associated with the Funds is included in the prospectus and statement of additional information.

11.	Concentrations of Shareholders:

At April 30, 2026, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of affiliated omnibus accounts, unless otherwise indicated, that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders I Shares	% Ownership	No. of Shareholders Class S Shares	% Ownership
Limited Duration Fund	2	50%	3	100%
Core Bond Fund	1	47%	2	99%
Long/Short Equity Fund	1	64%	–	–
Large Cap Value Fund	1	40%	3	92%
Large Cap Growth Fund	1	44%	1	89%
Small Cap Fund	2	60%	3	100%
U.S. All Cap Index Fund	2	51%	–	–
Real Estate Fund	2	84%	–	–
International Equity Fund	2	45%	1	85%

12.	Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS
APRIL 30, 2026 (Unaudited)

13.	Recent Accounting Pronouncement:

The Funds adopted FASB issued Accounting Standards Update 2023-09 ("ASU 2023- 09"), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds' financial statements.

14.	Subsequent Events:

The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on December 3–4, 2025 to decide whether to renew the following agreements (the “Agreements”) for an additional one-year term:

●          the advisory agreement between Knights of Columbus Asset Advisors LLC (the “Adviser”) and the Trust, on behalf of the Funds; and

●          the sub-advisory agreement between the Adviser and L2 Asset Management, LLC (the “Sub-Adviser”), with respect to the Knights of Columbus Long/Short Equity Fund and Knights of Columbus U.S. All Cap Index Fund.

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Adviser’s services; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Adviser and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Adviser’s profitability from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (vii) the Adviser’s and the Sub-Adviser’s potential economies of scale; (viii) the Adviser’s and the Sub-Adviser’s compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser; (ii) the investment performance of the Funds and the Adviser and the Sub-Adviser; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Adviser from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Adviser to the Funds, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were available to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Adviser were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates to the Knights of Columbus Core Bond Fund and Knights of Columbus Limited Duration Fund, and by the Sub-Adviser to the Knights of Columbus Long/Short Equity Fund. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Funds, paid the Sub-Adviser pursuant to the sub-advisory agreement and that the fees payable to the Sub-Adviser reflected an arms-length negotiation between the Adviser and the Sub-Adviser. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Adviser from their relationships with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Adviser and their affiliates. The Trustees considered how the Adviser’s and the Sub-Adviser’s profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Funds and the Adviser’s willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s and Sub-Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Adviser with respect to economies of scale.

THE ADVISORS’ INNER CIRCLE FUND III	KNIGHTS OF COLUMBUS FUNDS

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Knights of Columbus Funds

P.O. Box 219009

Kansas City, MO 64121

1-844-KC-FUNDS (1-844-523-8637)

Investment Adviser

Knights of Columbus Asset Advisors LLC

One Columbus Plaza

New Haven, CT 06510

Investment Subadviser

L2 Asset Management, LLC

66 Glezen Lane,

Wayland, MA 01778

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

2222 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a

current prospectus for the Funds described.

KOC-AR-001-2100

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 6, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 6, 2026